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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-03833

The MainStay Funds
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                          (212) 576-7000

Date of fiscal year end:                     October 31

Date of reporting period:                  January 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2011 is filed herewith.

MainStay Common Stock Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 100.0%†
	Aerospace & Defense 0.1%
	Boeing Co. (The)	3,083	$214,207
	Honeywell International, Inc.	2,788	156,156
			370,363
	Air Freight & Logistics 0.5%
	FedEx Corp.	11,759	1,062,073
	United Parcel Service, Inc. Class B	7,708	552,047
			1,614,120
	Airlines 0.6%
	Southwest Airlines Co.	162,696	1,927,948

	Auto Components 0.0%‡
	Johnson Controls, Inc.	475	18,235

	Automobiles 1.0%
	Ford Motor Co. (a)	130,541	2,082,129
	Harley-Davidson, Inc.	20,594	816,552
			2,898,681
	Beverages 2.3%
	Coca-Cola Co. (The)	31,880	2,003,658
	Coca-Cola Enterprises, Inc.	17,713	445,659
	Constellation Brands, Inc. Class A (a)	29,039	558,130
	Dr. Pepper Snapple Group, Inc.	57,821	2,048,598
	PepsiCo., Inc.	28,121	1,808,461
			6,864,506
	Biotechnology 0.9%
	Amgen, Inc. (a)	39,204	2,159,356
	Cephalon, Inc. (a)	11,398	673,394
			2,832,750
	Capital Markets 3.1%
	Ameriprise Financial, Inc.	167	10,296
	Bank of New York Mellon Corp. (The)	96,462	3,012,508
	Goldman Sachs Group, Inc. (The)	9,733	1,592,513
	Northern Trust Corp.	41,823	2,173,960
	State Street Corp.	54,375	2,540,400
			9,329,677
	Chemicals 1.8%
	Ashland, Inc.	4,875	283,043
	Cytec Industries, Inc.	5,127	279,627
	Dow Chemical Co. (The)	22,653	803,728
	E.I. du Pont de Nemours & Co.	24,884	1,261,121
	Ecolab, Inc.	2,196	109,119
	Lubrizol Corp. (The)	8,112	871,716
	Monsanto Co.	10,761	789,642
	PPG Industries, Inc.	8,643	728,432
	Sherwin-Williams Co. (The)	2,385	202,081
			5,328,509
	Commercial Banks 1.6%
	PNC Financial Services Group, Inc.	1,683	100,980
¤	Wells Fargo & Co.	149,699	4,853,242
			4,954,222
	Commercial Services & Supplies 0.1%
	Avery Dennison Corp.	8,117	341,645
	Republic Services, Inc.	29	894
	Waste Management, Inc.	1,558	59,001
			401,540
	Communications Equipment 2.9%
	Cisco Systems, Inc. (a)	214,270	4,531,811
	Harris Corp.	21,165	985,019
	Motorola Mobility Holdings, Inc. (a)	25,045	698,004
	Motorola Solutions, Inc. (a)	41,370	1,603,915
	QUALCOMM, Inc.	5,493	297,336
	Tellabs, Inc.	117,448	622,474
			8,738,559
	Computers & Peripherals 5.0%
¤	Apple, Inc. (a)	23,748	8,058,171
	Dell, Inc. (a)	38,863	511,437
	EMC Corp. (a)	79,396	1,976,166
	Hewlett-Packard Co.	56,523	2,582,536
	Lexmark International, Inc. Class A (a)	30,550	1,064,362
	Western Digital Corp. (a)	26,423	898,911
			15,091,583
	Construction & Engineering 0.7%
	KBR, Inc.	43,324	1,390,700
	Shaw Group, Inc. (The) (a)	15,963	602,923
			1,993,623
	Consumer Finance 0.0%‡
	American Express Co.	1,732	75,134
	Discover Financial Services	381	7,845
			82,979
	Containers & Packaging 0.2%
	Ball Corp. (a)	9,223	656,032

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	10,822	446,624
	Sotheby's	2,098	84,549
			531,173
	Diversified Financial Services 4.4%
	Bank of America Corp.	353,202	4,849,463
	Citigroup, Inc. (a)	377,317	1,818,668
¤	JPMorgan Chase & Co.	148,482	6,672,781
			13,340,912
	Diversified Telecommunication Services 3.8%
¤	AT&T, Inc.	220,170	6,059,078
	Qwest Communications International, Inc.	172,448	1,229,554
	Verizon Communications, Inc.	116,404	4,146,311
			11,434,943
	Electric Utilities 1.0%
	Allegheny Energy, Inc.	6,153	158,624
	Duke Energy Corp.	47,209	844,097
	Edison International	12,739	462,171
	FirstEnergy Corp.	3,389	132,578
	NextEra Energy, Inc.	19,944	1,066,206
	Southern Co. (The)	7,094	266,876
			2,930,552
	Electrical Equipment 0.6%
	Emerson Electric Co.	26,456	1,557,729
	Hubbel, Inc. Class B	2,923	179,005
			1,736,734
	Electronic Equipment & Instruments 0.2%
	Corning, Inc.	3,403	75,581
	Vishay Intertechnology, Inc. (a)	30,480	502,920
			578,501
	Energy Equipment & Services 1.7%
	Diamond Offshore Drilling, Inc.	18,815	1,349,224
	Halliburton Co.	10,128	455,760
	Nabors Industries, Ltd. (a)	969	23,643
	Oceaneering International, Inc. (a)	10,961	846,518
	Patterson-UTI Energy, Inc.	31,898	744,499
	Rowan Cos., Inc. (a)	2,185	74,902
	Schlumberger, Ltd.	12,077	1,074,732
	Superior Energy Services, Inc. (a)	15,882	557,776
			5,127,054
	Food & Staples Retailing 2.1%
	BJ's Wholesale Club, Inc. (a)	2,225	97,767
	Costco Wholesale Corp.	10,393	746,633
	Kroger Co. (The)	3,263	69,828
	Safeway, Inc.	7,743	160,203
	Wal-Mart Stores, Inc.	82,550	4,628,578
	Walgreen Co.	15,389	622,331
			6,325,340
	Food Products 1.0%
	ConAgra Foods, Inc.	12,078	269,702
	Corn Products International, Inc.	25,404	1,171,886
	Sara Lee Corp.	48,897	829,782
	Tyson Foods, Inc. Class A	45,384	746,567
			3,017,937
	Gas Utilities 0.2%
	Energen Corp.	82	4,584
	Nicor, Inc.	5,136	259,214
	Questar Corp.	24,957	435,000
			698,798
	Health Care Equipment & Supplies 0.3%
	CareFusion Corp. (a)	5,835	150,134
	Covidien PLC	15,989	758,998
			909,132
	Health Care Providers & Services 2.7%
	AmerisourceBergen Corp.	3,781	135,587
	Cardinal Health, Inc.	27,274	1,132,144
	CIGNA Corp.	5,697	239,388
	DaVita, Inc. (a)	3,599	265,786
	Express Scripts, Inc. (a)	9,459	532,825
	Health Net, Inc. (a)	29,796	850,080
	Humana, Inc. (a)	37,356	2,165,527
	Medco Health Solutions, Inc. (a)	2,546	155,357
	UnitedHealth Group, Inc.	66,915	2,746,861
	Universal Health Services, Inc. Class B	161	6,778
	WellPoint, Inc. (a)	980	60,878
			8,291,211
	Hotels, Restaurants & Leisure 1.3%
	Darden Restaurants, Inc.	6,375	300,326
	Marriott International, Inc. Class A	32,239	1,273,118
	McDonald's Corp.	18,789	1,384,186
	Panera Bread Co. Class A (a)	5,701	544,788
	Starbucks Corp.	1,576	49,691
	Starwood Hotels & Resorts Worldwide, Inc.	1,772	104,495
	Wyndham Worldwide Corp.	11,653	327,799
	Wynn Resorts, Ltd.	797	92,715
			4,077,118
	Household Durables 0.1%
	D.R. Horton, Inc.	15,937	197,459
	Pulte Group, Inc. (a)	22,145	174,724
			372,183
	Household Products 1.0%
	Energizer Holdings, Inc. (a)	71	5,165
	Kimberly-Clark Corp.	2,325	150,497
	Procter & Gamble Co. (The)	43,580	2,751,205
			2,906,867
	Independent Power Producers & Energy Traders 0.1%
	NRG Energy, Inc. (a)	7,773	161,290

	Industrial Conglomerates 2.6%
	3M Co.	1,178	103,570
	General Electric Co.	195,835	3,944,117
	Textron, Inc.	56,752	1,492,010
	Tyco International, Ltd.	50,416	2,260,149
			7,799,846
	Insurance 5.9%
	ACE, Ltd.	40,481	2,493,225
	Aflac, Inc.	24,446	1,407,601
	American Financial Group, Inc.	2,142	69,679
	Assurant, Inc.	19,472	763,887
	Berkshire Hathaway, Inc. Class B (a)	24,681	2,017,672
	Chubb Corp. (The)	40,956	2,372,581
	Everest Re Group, Ltd.	1,524	128,443
	Fidelity National Financial, Inc. Class A	5,911	79,503
	Hartford Financial Services Group, Inc. (The)	56,308	1,564,236
	Principal Financial Group, Inc.	20,830	682,599
	Progressive Corp. (The)	28,713	568,804
	Prudential Financial, Inc.	41,900	2,577,269
	Reinsurance Group of America, Inc.	4,201	241,810
	Travelers Cos., Inc. (The)	46,893	2,638,200
	XL Group PLC	17,573	402,773
			18,008,282
	Internet & Catalog Retail 1.5%
	Amazon.com, Inc. (a)	12,240	2,076,394
	Expedia, Inc.	74,927	1,885,163
	Netflix, Inc. (a)	1,715	367,147
	Priceline.com, Inc. (a)	428	183,407
			4,512,111
	Internet Software & Services 1.9%
	AOL, Inc. (a)	25,385	597,055
	eBay, Inc. (a)	3,579	108,659
	Google, Inc. Class A (a)	6,477	3,888,532
	VeriSign, Inc.	34,479	1,160,218
			5,754,464
	IT Services 3.0%
	Broadridge Financial Solutions, Inc.	30,182	690,866
	Fidelity National Information Services, Inc.	30,629	932,040
¤	International Business Machines Corp.	45,580	7,383,960
	Total System Services, Inc.	6,311	109,875
			9,116,741
	Leisure Equipment & Products 0.1%
	Polaris Industries, Inc.	2,441	187,762

	Life Sciences Tools & Services 0.2%
	Pharmaceutical Product Development, Inc.	22,871	666,461

	Machinery 2.5%
	AGCO Corp. (a)	31,287	1,586,251
	Caterpillar, Inc.	12,474	1,210,103
	Gardner Denver, Inc.	1,446	104,314
	Oshkosh Corp. (a)	22,388	848,729
	PACCAR, Inc.	43,817	2,475,222
	SPX Corp.	2,394	187,642
	Timken Co. (The)	25,460	1,197,129
			7,609,390
	Media 3.9%
	Cablevision Systems Corp. Class A	5,385	182,282
	CBS Corp. Class B	16,216	321,563
	Comcast Corp. Class A	115,042	2,617,206
	DIRECTV Class A (a)	68,129	2,887,989
	Interpublic Group of Cos., Inc. (The) (a)	181,290	1,937,990
	McGraw-Hill Cos., Inc. (The)	22,902	892,720
	Time Warner Cable, Inc.	37,470	2,541,590
	Time Warner, Inc.	9,798	308,147
	Washington Post Co. Class B	89	38,123
			11,727,610
	Metals & Mining 1.2%
	Alcoa, Inc.	9,126	151,218
	Freeport-McMoRan Copper & Gold, Inc.	28,376	3,085,890
	Newmont Mining Corp.	5,567	306,575
			3,543,683
	Multi-Utilities 0.9%
	CenterPoint Energy, Inc.	8,959	144,688
	CMS Energy Corp.	12,697	247,592
	Dominion Resources, Inc.	4,169	181,518
	DTE Energy Co.	16,069	743,352
	Integrys Energy Group, Inc.	30,121	1,433,458
	OGE Energy Corp.	1,331	61,080
			2,811,688
	Multiline Retail 1.1%
	Big Lots, Inc. (a)	13,292	422,553
	Dollar Tree, Inc. (a)	4,754	240,457
	Family Dollar Stores, Inc.	31,975	1,358,298
	Macy's, Inc.	5,777	133,737
	Target Corp.	22,377	1,226,931
			3,381,976
	Office Electronics 0.1%
	Xerox Corp.	29,229	310,412

	Oil, Gas & Consumable Fuels 13.3%
	Anadarko Petroleum Corp.	11,217	864,606
	Arch Coal, Inc.	37,886	1,297,595
¤	Chevron Corp.	73,995	7,024,345
¤	ConocoPhillips	67,943	4,855,207
	Devon Energy Corp.	356	31,574
¤	ExxonMobil Corp.	157,762	12,728,238
	Hess Corp.	25,318	2,129,750
	Marathon Oil Corp.	70,033	3,200,508
	Murphy Oil Corp.	32,080	2,126,904
	Occidental Petroleum Corp.	16,864	1,630,412
	Peabody Energy Corp.	4,640	294,269
	QEP Resources, Inc.	3,323	135,047
	Sunoco, Inc.	46,948	1,992,943
	Valero Energy Corp.	78,015	1,978,460
			40,289,858
	Personal Products 0.0%‡
	Estee Lauder Cos., Inc. (The) Class A	862	69,391

	Pharmaceuticals 4.6%
	Abbott Laboratories	23,128	1,044,460
	Bristol-Myers Squibb Co.	74,073	1,865,158
	Eli Lilly & Co.	60,252	2,094,962
	Endo Pharmaceuticals Holdings, Inc. (a)	16,947	562,979
	Forest Laboratories, Inc. (a)	11,706	377,636
¤	Johnson & Johnson	86,538	5,172,376
	Merck & Co., Inc.	30,375	1,007,539
	Pfizer, Inc.	98,725	1,798,770
			13,923,880
	Real Estate Investment Trusts 0.7%
	Hospitality Properties Trust	2,771	68,915
	Public Storage	6,553	714,146
	Rayonier, Inc.	23,746	1,406,000
			2,189,061
	Real Estate Management & Development 0.5%
	CB Richard Ellis Group, Inc. Class A (a)	28,592	634,456
	Jones Lang LaSalle, Inc.	10,812	958,376
			1,592,832
	Road & Rail 0.5%
	CSX Corp.	1,693	119,526
	Ryder System, Inc.	20,321	977,034
	Union Pacific Corp.	3,002	284,079
			1,380,639
	Semiconductors & Semiconductor Equipment 2.2%
	Advanced Micro Devices, Inc. (a)	5,492	43,002
	Intel Corp.	208,664	4,477,930
	LSI Corp. (a)	20,514	126,982
	Micron Technology, Inc. (a)	108,513	1,143,727
	Teradyne, Inc. (a)	49,757	829,947
	Texas Instruments, Inc.	308	10,444
			6,632,032
	Software 5.4%
	Adobe Systems, Inc. (a)	1,251	41,345
	Autodesk, Inc. (a)	6,734	273,939
	BMC Software, Inc. (a)	14,731	702,669
	Intuit, Inc. (a)	39,510	1,854,204
	McAfee, Inc. (a)	3,310	158,549
	MICROS Systems, Inc. (a)	789	36,089
¤	Microsoft Corp.	252,626	7,004,056
	Novell, Inc. (a)	9,202	55,396
	Oracle Corp.	102,624	3,287,047
	Symantec Corp. (a)	126,059	2,219,899
	Synopsys, Inc. (a)	22,817	619,025
			16,252,218
	Specialty Retail 2.6%
	Advance Auto Parts, Inc.	27,782	1,776,381
	Aeropostale, Inc. (a)	8,539	205,961
	American Eagle Outfitters, Inc.	35,333	510,915
	AutoZone, Inc. (a)	6,682	1,694,087
	Gap, Inc. (The)	54,420	1,048,673
	Home Depot, Inc. (The)	2,236	82,218
	Limited Brands, Inc.	31,807	930,037
	PetSmart, Inc.	8,396	337,855
	Ross Stores, Inc.	10,152	661,910
	TJX Cos., Inc.	11,173	529,489
	Williams-Sonoma, Inc.	6,642	213,872
			7,991,398
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	234	12,657
	NIKE, Inc. Class B	13,591	1,120,986
	VF Corp.	10,353	856,400
	Warnaco Group, Inc. (The) (a)	3,308	168,973
			2,159,016
	Tobacco 1.9%
	Altria Group, Inc.	61,555	1,447,158
	Lorillard, Inc.	6,055	455,578
	Philip Morris International, Inc.	68,946	3,946,469
	Reynolds American, Inc.	531	16,891
			5,866,096
	Trading Companies & Distributors 0.7%
	W.W. Grainger, Inc.	16,007	2,104,440

	Wireless Telecommunication Services 0.5%
	MetroPCS Communications, Inc. (a)	30,343	392,335
	Sprint Nextel Corp. (a)	173,131	782,552
	Telephone and Data Systems, Inc.	8,398	300,229
			1,475,116
	Total Common Stocks (Cost $269,951,938)		302,899,475

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $143,342 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $140,000 and a Market Value of $146,762)	$143,342	143,342
Total Short-Term Investment (Cost $143,342)		143,342
Total Investments (Cost $270,095,280) (b)	100.1%	303,042,817

Other Assets, Less Liabilities	(0.1)	(253,086)
Net Assets	100.0%	$302,789,731

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	At January 31, 2011, cost is $278,462,967 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$35,921,059
Gross unrealized depreciation	(11,341,209)
Net unrealized appreciation	$24,579,850

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$302,899,475	$—	$—	$302,899,475
Short-Term Investment
Repurchase Agreement	—	143,342	—	143,342
Total Investments in Securities	$302,899,475	$143,342	$—	$303,042,817
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Convertible Securities 86.8%†
	Convertible Bonds 75.9%
	Aerospace & Defense 2.7%
	GenCorp, Inc. 4.063%, due 12/31/39	$11,735,000	$10,986,894
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	6,455,000	6,519,550
	3.00%, due 8/1/35	516,000	521,160
	Triumph Group, Inc. 2.625%, due 10/1/26	4,654,000	8,330,660
			26,358,264
	Airlines 1.6%
	AMR Corp. 6.25%, due 10/15/14	13,739,000	15,301,811

	Auto Manufacturers 0.9%
	Ford Motor Co. 4.25%, due 11/15/16	4,316,000	8,275,930

	Auto Parts & Equipment 1.1%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	6,564,000	7,581,420
	BorgWarner, Inc. 3.50%, due 4/15/12	1,296,000	2,705,400
			10,286,820
	Banks 3.4%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	20,170,427	32,873,762

	Biotechnology 4.4%
	American Oriental Bioengineering, Inc. 5.00%, due 7/15/15 (a)	616,000	519,750
	Amgen, Inc. 0.375%, due 2/1/13	13,459,000	13,576,766
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (a)	10,441,000	11,158,819
	Incyte Corp., Ltd. 4.75%, due 10/1/15	8,975,000	17,052,500
			42,307,835
	Building Materials 0.5%
	Cemex SAB de C.V. 4.875%, due 3/15/15 (a)	4,294,000	4,508,700

	Coal 2.5%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,552,000	7,044,100
¤	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	17,552,865
			24,596,965
	Commercial Services 1.8%
	Avis Budget Group, Inc. 3.50%, due 10/1/14	8,272,000	9,585,180
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	3,777,000	7,322,659
			16,907,839
	Computers 3.6%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15 (a)	9,728,000	12,816,640
	EMC Corp. 1.75%, due 12/1/13	10,384,000	16,874,000
	Quantum Corp. 3.50%, due 11/15/15 (a)	999,000	966,532
	SanDisk Corp. 1.50%, due 8/15/17	3,813,000	4,170,469
			34,827,641
	Distribution & Wholesale 0.7%
	WESCO International, Inc. 6.00%, due 9/15/29	3,093,000	6,669,281

	Electronics 1.0%
	TTM Technologies, Inc. 3.25%, due 5/15/15	7,990,000	9,987,500

	Energy - Alternate Sources 1.2%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	11,281,980

	Engineering & Construction 0.4%
	MasTec, Inc. 4.00%, due 6/15/14	2,910,000	3,590,213

	Entertainment 0.9%
	International Game Technology 3.25%, due 5/1/14	7,827,000	9,108,671

	Food 0.6%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	5,749,000	5,475,923
	3.375%, due 5/15/27	462,000	440,055
			5,915,978
	Health Care - Products 2.9%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	16,220,000	14,233,050
	Teleflex, Inc. 3.875%, due 8/1/17	12,299,000	13,621,142
			27,854,192
	Health Care - Services 2.0%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	13,775,000	19,749,906

	Insurance 0.5%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	4,195,000	5,013,025

	Internet 4.4%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	Equinix, Inc.
	3.00%, due 10/15/14	5,902,000	6,233,987
	4.75%, due 6/15/16	3,521,000	4,625,714
	Symantec Corp. 1.00%, due 6/15/13	5,500,000	6,393,750
	TeleCommunication Systems, Inc. 4.50%, due 11/1/14 (a)	4,744,000	4,524,590
	VeriSign, Inc. 3.25%, due 8/15/37	9,139,000	10,624,087
	WebMD Health Corp. 2.50%, due 1/31/18 (a)	9,607,000	9,715,079
			42,118,122
	Iron & Steel 3.5%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	11,467,000	19,665,905
	Steel Dynamics, Inc. 5.125%, due 6/15/14	5,597,000	7,136,175
	United States Steel Corp. 4.00%, due 5/15/14	3,434,000	6,649,082
			33,451,162
	Lodging 0.2%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	2,489,000	2,358,328

	Media 0.8%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	8,245,000	7,544,175

	Miscellaneous - Manufacturing 0.5%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,797,000	4,784,513

	Oil & Gas 3.9%
	BPZ Resources, Inc. 6.50%, due 3/1/15	3,020,000	3,631,550
	Chesapeake Energy Corp. 2.75%, due 11/15/35	10,783,000	11,901,736
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	11,804,000	14,695,980
	Transocean, Inc. Series C 1.50%, due 12/15/37	7,726,000	7,581,138
			37,810,404
	Oil & Gas Services 5.5%
¤	Cameron International Corp. 2.50%, due 6/15/26	19,065,000	28,907,306
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	12,610,000	24,668,313
			53,575,619
	Pharmaceuticals 12.2%
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	12,639,000	17,426,021
¤	Biovail Corp. 5.375%, due 8/1/14 (a)	7,007,000	18,472,204
	Cephalon, Inc.
	2.00%, due 6/1/15	3,536,000	4,817,800
	2.50%, due 5/1/14	6,573,000	7,337,111
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	7,829,000	7,554,985
	Mylan, Inc. 1.25%, due 3/15/12	8,260,000	9,406,075
	Omnicare, Inc. 3.75%, due 12/15/25	6,308,000	7,254,200
	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	11,465,000	13,643,350
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	20,589,000	22,236,120
	ViroPharma, Inc. 2.00%, due 3/15/17	8,333,000	9,176,716
			117,324,582
	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	9,158,033
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,019,000	6,523,091
			15,681,124
	Semiconductors 3.5%
	Intel Corp. 3.25%, due 8/1/39 (a)	2,579,000	3,143,156
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,145,000	10,669,950
	Micron Technology, Inc. 4.25%, due 10/15/13	4,967,000	10,908,774
	ON Semiconductor Corp. 2.625%, due 12/15/26	7,450,000	9,405,625
			34,127,505
	Software 2.0%
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	8,865,000	9,563,119
	Nuance Communications, Inc. 2.75%, due 8/15/27	4,661,000	5,814,597
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	3,004,000	3,890,180
			19,267,896
	Telecommunications 5.1%
	Anixter International, Inc. 1.00%, due 2/15/13	6,220,000	7,277,400
	Ciena Corp.
	0.875%, due 6/15/17	2,749,000	2,377,885
	4.00%, due 3/15/15 (a)	3,116,000	4,089,750
	Ixia 3.00%, due 12/15/15 (a)	9,350,000	10,226,562
	Leap Wireless International, Inc. 4.50%, due 7/15/14	2,701,000	2,511,930
	SBA Communications Corp. 1.875%, due 5/1/13	8,226,000	9,346,793
	Virgin Media, Inc. 6.50%, due 11/15/16	8,791,000	13,757,915
			49,588,235
	Total Convertible Bonds (Cost $617,863,402)		733,047,978

		Shares	Value
	Convertible Preferred Stocks 10.9%
	Auto Manufacturers 1.5%
	General Motors Co. 4.75%	169,900	9,227,269
	Motors Liquidation Co. 5.25%	309,500	2,646,225
	6.25%	259,700	2,194,465
			14,067,959
	Banks 2.1%
¤	Citigroup, Inc. 7.50%	145,700	20,051,234

	Electric 0.5%
	PPL Corp. 9.50%	92,100	5,001,030

	Hand & Machine Tools 0.4%
	Stanley Black & Decker, Inc. 4.75%	33,800	3,945,474

	Insurance 1.1%
	Hartford Financial Services Group, Inc. 7.25%	386,167	10,175,501

	Media 1.1%
	Nielsen Holdings N.V. 6.25%	191,600	10,451,780

	Oil & Gas 2.6%
	Apache Corp. 6.00%	251,400	16,451,616
	Energy XXI Bermuda Ltd. 5.63%	18,700	6,027,653
	SandRidge Energy, Inc. (a) 7.00%	22,400	2,749,040
			25,228,309
	Pharmaceuticals 0.7%
	Omnicare Capital Trust II 4.00%	173,200	6,872,576

	Telecommunications 0.9%
	Crown Castle International Corp. 6.25%	150,000	9,069,000

	Total Convertible Preferred Stocks (Cost $93,755,289)		104,862,863

	Total Convertible Securities (Cost $711,618,691)		837,910,841

	Common Stocks 8.3%
	Aerospace & Defense 0.0%‡
	Triumph Group, Inc.	3,811	365,970

	Apparel 0.6%
	Iconix Brand Group, Inc. (f)	294,200	5,839,870

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. (f)	88,138	1,926,697

	Banks 0.4%
	Bank of America Corp.	189,500	2,601,835
	Morgan Stanley	34,800	1,023,120
			3,624,955
	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (f)	2,900	40,136

	Computers 0.4%
	Hewlett-Packard Co.	77,300	3,531,837

	Electronics 0.1%
	TTM Technologies, Inc. (f)	30,900	491,310

	Health Care - Products 0.2%
	Boston Scientific Corp. (f)	284,600	1,986,508

	Internet 0.3%
	TeleCommunication Systems, Inc. (f)	355,300	1,453,177
	Yahoo!, Inc. (f)	110,447	1,780,406
			3,233,583
	Oil & Gas 1.0%
	Forest Oil Corp. (f)	83,100	3,224,280
	Frontier Oil Corp. (f)	187,700	3,904,160
	Transocean, Ltd. (f)	35,100	2,805,543
			9,933,983
	Oil & Gas Services 2.4%
	Baker Hughes, Inc.	124,900	8,556,899
	Gulf Island Fabrication, Inc.	16,900	457,652
	Halliburton Co.	195,626	8,803,170
	ION Geophysical Corp. (f)	530,100	5,041,251
			22,858,972
	Pharmaceuticals 1.1%
	Merck & Co., Inc.	191,917	6,365,887
	ViroPharma, Inc. (f)	285,800	4,687,120
			11,053,007
	Retail 0.6%
	Costco Wholesale Corp.	77,203	5,546,263

	Semiconductors 0.1%
	FormFactor, Inc. (f)	78,468	670,901

	Software 0.5%
	Microsoft Corp.	191,600	5,312,110

	Transportation 0.4%
	Tidewater, Inc.	65,800	3,914,442

	Total Common Stocks (Cost $75,024,302)		80,330,544

	Principal Amount	Value
Short-Term Investment 3.7%
Repurchase Agreement 3.7%
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $35,752,503 (Collateralized by a United States Treasury Note with a rate 1.375% and a maturity date of 5/15/13, with a Principal Amount of $35,795,000 and a Market Value of $36,471,526)	$35,752,493	35,752,493
Total Short-Term Investment (Cost $35,752,493)		35,752,493
Total Investments (Cost $822,395,486) (g)	98.8%	953,993,878

Other Assets, Less Liabilities	1.2	11,265,270
Net Assets	100.0%	$965,259,148

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - The total market value of this security at January 31, 2011 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Restricted security.
(d)	Issue in default.
(e)	Fair valued security - The total market value of this security at January 31, 2011 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Non-income producing security.
(g)	At January 31, 2011, cost is $822,393,602 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$143,149,454
Gross unrealized depreciation	(11,549,178)
Net unrealized appreciation	$131,600,276

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$733,047,063	$915	$733,047,978
Convertible Preferred Stocks	104,862,863	—	—	104,862,863
Total Convertible Securities	104,862,863	733,047,063	915	837,910,841
Common Stocks	80,330,544	—	—	80,330,544
Short-Term Investment
Repurchase Agreement	—	35,752,493	—	35,752,493
Total Investments in Securities	$185,193,407	$768,799,556	$915	$953,993,878

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation Depreciation) from Investments Still Held at January 31, 2011
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-

Total	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-

As of January 31, 2011, the Fund held the following restricted security:

	Date of	Principal		1/31/11	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Diversified Income Fund

Portfolio of Investments ††† January 31, 2011 unaudited

		Principal Amount		Value
	Long-Term Bonds 87.3%†
	Asset-Backed Securities 6.0%
	Airlines 1.1%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21		$1,013,034	$901,601
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19		470,953	494,501
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17		922,852	1,063,586
				2,459,688
	Home Equity 4.5%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.32%, due 10/25/36 (a)		1,266,786	1,015,926
	Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (b)		27,313	27,404
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)		58,094	58,620
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.33%, due 5/25/37 (a)		817,331	668,889
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.32%, due 4/25/37 (a)		379,514	356,791
	First NLC Trust Series 2007-1, Class A1 0.33%, due 8/25/37 (a)(c)		771,278	524,712
	GSAA Home Equity Trust Series 2006-14, Class A1 0.31%, due 9/25/36 (a)		1,477,546	812,581
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.39%, due 4/25/37 (a)		522,437	431,246
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.36%, due 4/25/37 (a)		1,175,665	1,006,613
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.36%, due 3/25/47 (a)		618,479	478,999
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.31%, due 11/25/36 (a)		178,309	84,226
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.37%, due 3/25/37 (a)		1,434,055	1,009,823
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE8, Class A2B 0.36%, due 10/25/36 (a)		506,634	386,136
	Series 2007-HE4, Class A2A 0.37%, due 2/25/37 (a)		417,955	393,515
	Series 2007-NC2, Class A2FP 0.41%, due 2/25/37 (a)		820,816	566,527
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37		1,146,591	853,768
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.35%, due 5/25/37 (a)		854,475	556,002
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.34%, due 6/25/37 (a)		543,184	475,079
	Series 2006-EQ2, Class A2 0.37%, due 1/25/37 (a)		788,222	699,125
				10,405,982
	Student Loans 0.4%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.608%, due 5/25/29 (a)		1,210,572	1,041,376

	Total Asset-Backed Securities (Cost $13,602,768)			13,907,046

	Convertible Bonds 6.1%
	Aerospace & Defense 0.1%
	Triumph Group, Inc. 2.625%, due 10/1/26		184,000	329,360

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16		116,000	222,430

	Auto Parts & Equipment 0.3%
	ArvinMeritor, Inc. 4.00%, due 2/15/27		349,000	403,095
	BorgWarner, Inc. 3.50%, due 4/15/12		90,000	187,875
				590,970
	Banks 0.1%
	JPMorgan Chase & Co. 1.50%, due 6/25/15 (c)		129,375	210,855

	Biotechnology 0.4%
	Amgen, Inc. 0.375%, due 2/1/13		196,000	197,715
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (c)		233,000	249,019
	Life Technologies Corp.
	1.50%, due 2/15/24		12,000	14,280
	3.25%, due 6/15/25		427,000	499,590
				960,604
	Coal 0.3%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15		233,000	295,619
	Peabody Energy Corp. 4.75%, due 12/15/66		247,000	314,307
				609,926
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13		612,000	994,500
	SanDisk Corp. 1.50%, due 8/15/17		116,000	126,875
				1,121,375
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29		165,000	355,781

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15		237,000	296,250

	Energy - Alternate Sources 0.4%
	Covanta Holding Corp. 3.25%, due 6/1/14		694,000	818,920

	Food 0.1%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (c)		118,000	112,395
	3.375%, due 5/15/27		40,000	38,100
				150,495
	Health Care - Products 0.2%
	Beckman Coulter, Inc. 2.50%, due 12/15/36		93,000	104,509
	Teleflex, Inc. 3.875%, due 8/1/17		345,000	382,087
				486,596
	Health Care - Services 0.2%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24		398,000	570,633

	Internet 0.1%
	At Home Corp. 4.75%, due 12/31/49 (d)(e)(f)(g)		504,238	50
	Equinix, Inc.
	3.00%, due 10/15/14		160,000	169,000
	4.75%, due 6/15/16		106,000	139,258
				308,308
	Iron & Steel 0.8%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14		724,000	1,241,660
	ArcelorMittal 5.00%, due 5/15/14		174,000	254,257
	Steel Dynamics, Inc. 5.125%, due 6/15/14		179,000	228,225
	United States Steel Corp. 4.00%, due 5/15/14		67,000	129,729
				1,853,871
	Media 0.1%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (c)		169,000	154,635

	Mining 0.1%
	Alcoa, Inc. 5.25%, due 3/15/14		47,000	125,490

	Miscellaneous - Manufacturing 0.2%
	Ingersoll-Rand Co. 4.50%, due 4/15/12		47,000	125,138
	Textron, Inc. 4.50%, due 5/1/13		204,000	425,085
				550,223
	Oil & Gas 0.3%
	Chesapeake Energy Corp. 2.75%, due 11/15/35		148,000	163,355
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27		257,000	319,965
	Transocean, Inc. Series C 1.50%, due 12/15/37		154,000	151,112
				634,432
	Oil & Gas Services 0.6%
	Cameron International Corp. 2.50%, due 6/15/26		349,000	529,171
	Core Laboratories, L.P. 0.25%, due 10/31/11		486,000	950,738
				1,479,909
	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26		149,000	160,920

	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)		198,000	214,583

	Semiconductors 0.3%
	Microchip Technology, Inc. 2.125%, due 12/15/37		121,000	158,510
	Micron Technology, Inc. 4.25%, due 10/15/13		72,000	158,130
	ON Semiconductor Corp. 2.625%, due 12/15/26		237,000	299,212
				615,852
	Software 0.1%
	Microsoft Corp. (zero coupon), due 6/15/13 (c)		57,000	61,489
	SYNNEX Corp. 4.00%, due 5/15/18 (c)		121,000	156,695
				218,184
	Telecommunications 0.4%
	Anixter International, Inc. 1.00%, due 2/15/13		223,000	260,910
	Ixia 3.00%, due 12/15/15 (c)		251,000	274,531
	Leap Wireless International, Inc. 4.50%, due 7/15/14		6,000	5,580
	SBA Communications Corp. 1.875%, due 5/1/13		378,000	429,503
				970,524
	Total Convertible Bonds (Cost $13,451,342)			14,011,126

	Corporate Bonds 44.8%
	Advertising 0.4%
	Lamar Media Corp. 6.625%, due 8/15/15		920,000	941,850

	Aerospace & Defense 0.5%
	BE Aerospace, Inc. 8.50%, due 7/1/18		60,000	65,400
	TransDigm, Inc. 7.75%, due 12/15/18 (c)		1,000,000	1,072,500
				1,137,900
	Agriculture 0.2%
	Altria Group, Inc. 9.70%, due 11/10/18		295,000	382,589

	Airlines 1.1%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		782,086	782,086
	9.798%, due 4/1/21		552,307	577,160
	Delta Air Lines, Inc.
	6.20%, due 7/2/18		543,561	577,533
	12.25%, due 3/15/15 (c)		600,000	679,500
				2,616,279
	Auto Manufacturers 1.4%
	Ford Motor Co. 6.625%, due 10/1/28		280,000	277,098
	General Motors Corp. 8.375%, due 7/15/33 (d)		3,665,000	1,301,075
	Navistar International Corp. 8.25%, due 11/1/21		1,450,000	1,598,625
				3,176,798
	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16		230,000	261,050

	Banks 4.1%
¤	AgriBank FCB 9.125%, due 7/15/19		1,600,000	1,906,474
	Ally Financial, Inc.
	7.50%, due 9/15/20 (c)		59,000	64,310
	8.30%, due 2/12/15		700,000	791,000
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)		800,000	578,000
¤	Bank of America Corp. 5.625%, due 7/1/20		1,400,000	1,439,761
¤	CIT Group, Inc.
	7.00%, due 5/1/14		124,200	126,529
	7.00%, due 5/1/15		157,705	159,873
	7.00%, due 5/1/16		409,843	413,941
	7.00%, due 5/1/17		367,980	371,200
	Citigroup, Inc. 8.50%, due 5/22/19		45,000	55,083
	GMAC, Inc. 8.00%, due 11/1/31		448,000	506,240
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)		1,000,000	1,077,830
	Morgan Stanley 5.625%, due 9/23/19		100,000	100,970
	PNC Funding Corp. 5.625%, due 2/1/17		675,000	731,374
	Regions Financial Corp. 7.00%, due 3/1/11		110,000	110,000
	Whitney National Bank 5.875%, due 4/1/17		1,000,000	938,184
				9,370,769
	Beverages 0.1%
	Constellation Brands, Inc. 7.25%, due 9/1/16		155,000	164,881

	Building Materials 1.7%
	Associated Materials LLC 9.125%, due 11/1/17 (c)		1,000,000	1,075,000
	Boise Cascade LLC 7.125%, due 10/15/14		1,100,000	1,083,500
	Nortek, Inc. 11.00%, due 12/1/13		276,222	294,522
	Texas Industries, Inc. 9.25%, due 8/15/20		1,030,000	1,104,675
	USG Corp. 9.75%, due 1/15/18		445,000	452,787
				4,010,484
	Chemicals 2.7%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (c)		1,000,000	1,198,683
	Dow Chemical Co. (The) 8.55%, due 5/15/19		1,330,000	1,660,196
	Huntsman International LLC 5.50%, due 6/30/16		875,000	857,500
	Rohm & Haas Co. 7.85%, due 7/15/29		933,000	1,069,383
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (c)		1,250,000	1,345,313
				6,131,075
	Coal 0.4%
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17		750,000	816,563

	Commercial Services 1.5%
	Aramark Corp. 8.50%, due 2/1/15		900,000	938,250
	Avis Budget Car Rental LLC 7.625%, due 5/15/14		240,000	247,800
	Ford Holdings LLC 9.30%, due 3/1/30		155,000	187,090
	Hertz Corp. (The) 8.875%, due 1/1/14		803,000	824,079
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (f)(g)(h)		5,000	260
	9.75%, due 1/15/49 (c)(f)(g)(h)		160,000	8,320
	Service Corp. International 8.00%, due 11/15/21		450,000	491,625
	United Rentals North America, Inc. 9.25%, due 12/15/19		600,000	675,000
				3,372,424
	Computers 0.3%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15		700,000	737,625

	Diversified Financial Services 0.7%
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)		£1,000,000	1,522,687

	Electric 0.8%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20		$274,000	290,606
	NRG Energy, Inc. 8.50%, due 6/15/19		450,000	469,125
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		1,022,280	1,021,034
				1,780,765
	Energy - Alternate Sources 0.0%‡
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		77,105	77,491

	Entertainment 0.8%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		82,000	80,975
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		1,000,000	875,000
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15		825,000	853,875
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (f)(g)		52,777	36,944
				1,846,794
	Environmental Controls 0.3%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (c)		675,000	762,750

	Finance - Consumer Loans 2.1%
	American General Finance Corp.
	3.25%, due 1/16/13		750,000	887,299
	6.90%, due 12/15/17		585,000	508,950
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		1,175,000	1,126,531
¤	SLM Corp.
	4.75%, due 3/17/14		€1,000,000	1,304,288
	6.25%, due 1/25/16		$500,000	500,941
	8.00%, due 3/25/20		500,000	521,250
				4,849,259
	Finance - Credit Card 1.0%
	American Express Co. 6.80%, due 9/1/66 (a)		1,050,000	1,051,313
	Capital One Capital III 7.686%, due 8/15/36		1,150,000	1,168,687
				2,220,000
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16		1,000,000	1,031,250

	Forest Products & Paper 1.2%
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17		500,000	555,000
	Domtar Corp. 10.75%, due 6/1/17		900,000	1,147,500
	International Paper Co. 7.30%, due 11/15/39		850,000	958,468
				2,660,968
	Health Care - Products 0.8%
	Alere, Inc.
	8.625%, due 10/1/18		750,000	780,000
	9.00%, due 5/15/16		600,000	632,250
	Bausch & Lomb, Inc. 9.875%, due 11/1/15		405,000	437,400
				1,849,650
	Home Builders 2.0%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16		1,005,000	1,008,769
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		1,650,000	1,749,000
	MDC Holdings, Inc. 5.625%, due 2/1/20		850,000	846,739
	Standard Pacific Corp. 8.375%, due 5/15/18		1,000,000	1,040,000
				4,644,508
	Household Products & Wares 0.2%
	ACCO Brands Corp. 10.625%, due 3/15/15		400,000	452,000

	Insurance 3.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		875,000	900,156
	American International Group, Inc. 4.875%, due 3/15/67 (a)		€1,500,000	1,755,935
	Farmers Exchange Capital 7.20%, due 7/15/48 (c)		$740,000	679,180
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		775,000	732,954
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)		555,000	555,000
	10.75%, due 6/15/88 (a)(c)		400,000	514,000
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		850,000	841,500
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)		1,150,000	1,280,564
	9.25%, due 6/15/39 (c)		250,000	320,267
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		750,000	800,625
				8,380,181
	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		850,000	912,969
	California Steel Industries, Inc. 6.125%, due 3/15/14		750,000	738,750
				1,651,719
	Leisure Time 0.2%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)		500,000	538,893

	Lodging 0.3%
	MGM Mirage, Inc. 7.50%, due 6/1/16		235,000	223,250
	MGM Resorts International 11.125%, due 11/15/17		400,000	462,000
				685,250
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36		70,000	77,614
	Terex Corp. 8.00%, due 11/15/17		250,000	258,750
				336,364
	Machinery - Diversified 0.4%
	CNH America LLC 7.25%, due 1/15/16		800,000	868,000

	Media 1.7%
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, due 1/15/19		1,200,000	1,209,000
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)		1,150,000	1,203,188
	Charter Communications Operating LLC 8.00%, due 4/30/12 (c)		185,000	194,944
	DISH DBS Corp. 7.125%, due 2/1/16		1,000,000	1,045,000
	Morris Publishing Group LLC 10.00%, due 9/1/14 (f)		68,340	66,290
	Time Warner Cable, Inc. 8.25%, due 2/14/14		140,000	163,419
				3,881,841
	Metal Fabricate & Hardware 0.7%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17		610,000	592,462
	8.75%, due 9/1/20		855,000	949,050
				1,541,512
	Mining 0.5%
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17		970,000	1,081,550

	Miscellaneous - Manufacturing 1.7%
	American Railcar Industries, Inc. 7.50%, due 3/1/14		1,405,000	1,422,562
	Cargill, Inc. 4.375%, due 6/1/13 (c)		85,000	90,548
	Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (c)		574,000	473,550
	Hexcel Corp. 6.75%, due 2/1/15		1,000,000	1,017,500
	Koppers, Inc. 7.875%, due 12/1/19		500,000	540,000
	SPX Corp. 7.625%, due 12/15/14		295,000	322,288
				3,866,448
	Office Furnishings 0.6%
	Interface, Inc. 7.625%, due 12/1/18 (c)		1,225,000	1,283,188

	Oil & Gas 2.6%
	Denbury Resources, Inc.
	7.50%, due 12/15/15		445,000	462,800
	9.75%, due 3/1/16		145,000	163,850
	Frontier Oil Corp.
	6.875%, due 11/15/18		700,000	721,000
	8.50%, due 9/15/16		100,000	108,000
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (c)		200,000	211,000
	Linn Energy LLC 9.875%, due 7/1/18		500,000	557,500
	Linn Energy LLC/Linn Energy Finance Corp. 7.75%, due 2/1/21 (c)		1,000,000	1,045,000
	Nabors Industries, Inc. 5.00%, due 9/15/20 (c)		1,200,000	1,171,313
	Range Resources Corp. 8.00%, due 5/15/19		70,000	77,000
	Swift Energy Co. 8.875%, due 1/15/20		500,000	547,500
	Tesoro Corp. 6.50%, due 6/1/17		950,000	969,000
				6,033,963
	Oil & Gas Services 1.0%
	Basic Energy Services, Inc. 7.125%, due 4/15/16		550,000	533,500
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (c)		650,000	677,625
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14		700,000	693,000
	8.00%, due 9/1/17		500,000	513,125
				2,417,250
	Pharmaceuticals 0.1%
	Medco Health Solutions, Inc. 7.25%, due 8/15/13		240,000	272,141

	Pipelines 1.0%
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.75%, due 11/1/20		1,500,000	1,530,000
	8.50%, due 7/15/16		40,000	42,150
	8.75%, due 4/15/18		70,000	76,475
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
	8.25%, due 7/1/16		130,000	139,100
	11.25%, due 7/15/17		525,000	611,625
				2,399,350
	Retail 1.7%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21		1,155,000	1,175,212
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(g)		88,019	88,646
	Ferrellgas L.P./Ferrellgas Finance Corp. 9.125%, due 10/1/17		725,000	799,313
	Home Depot, Inc. 5.40%, due 3/1/16		60,000	67,302
	Inergy L.P./Inergy Finance Corp. 6.875%, due 12/15/14		900,000	922,500
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (i)		758,028	794,034
	TJX Cos., Inc. 6.95%, due 4/15/19		40,000	48,084
				3,895,091
	Semiconductors 0.4%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)		900,000	996,750

	Telecommunications 2.1%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		285,000	226,575
	AT&T, Inc. 5.35%, due 9/1/40 (c)		184,000	168,117
	Cellco Partnership/Verizon Wireless Capital LLC 7.375%, due 11/15/13		100,000	115,597
	Frontier Communications Corp. 8.50%, due 4/15/20		1,275,000	1,437,562
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18		1,200,000	1,254,000
	Sprint Capital Corp. 6.90%, due 5/1/19		750,000	751,875
	Sprint Nextel Corp. 8.375%, due 8/15/17		205,000	223,963
	Viasat, Inc. 8.875%, due 9/15/16		650,000	698,750
				4,876,439
	Transportation 0.6%
	KAR Holdings, Inc. 10.00%, due 5/1/15		2,000	2,120
	PHI, Inc. 8.625%, due 10/15/18		820,000	848,700
	RailAmerica, Inc. 9.25%, due 7/1/17		438,000	483,442
				1,334,262
	Total Corporate Bonds (Cost $95,897,341)			103,158,601

	Foreign Bonds 4.0%
	Cayman Islands 0.1%
	Government of the Cayman Islands 5.95%, due 11/24/19 (c)		200,000	208,000

	Colombia 0.1%
	Republic of Colombia 7.375%, due 3/18/19		200,000	240,500

	El Salvador 0.2%
	Republic of El Salvador
	7.65%, due 6/15/35		200,000	204,000
	8.25%, due 4/10/32 (c)		200,000	221,000
				425,000
	Germany 0.4%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13		€900,000	1,004,272

	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (c)		$300,000	320,610

	Liberia 0.3%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14		€525,000	727,789

	Netherlands 0.2%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		390,000	544,648

	Philippines 0.2%
	Republic of Philippines 6.50%, due 1/20/20		$300,000	339,000

	South Africa 0.1%
	Republic of South Africa 5.50%, due 3/9/20		300,000	309,000

	Ukraine 0.3%
	Ukraine Government
	6.875%, due 3/4/11 (c)		175,000	175,000
	7.65%, due 6/11/13 (c)		400,000	415,000
				590,000
	United Kingdom 2.0%
¤	EGG Banking PLC
	6.875%, due 12/29/21 (a)		£650,000	969,295
	7.50%, due 5/29/49 (a)		1,050,000	1,564,836
	HSH Nordbank A.G. 4.375%, due 2/14/17 (a)		€750,000	626,326
	Northern Rock Asset Management PLC 9.375%, due 10/17/21		£1,000,000	1,345,554
				4,506,011
	Total Foreign Bonds (Cost $8,652,119)			9,214,830

	Loan Assignments & Participations 8.3% (j)
	Aerospace & Defense 1.3%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.272%, due 3/26/14		$1,167,864	1,037,313
	LC Facility Deposits 2.303%, due 3/26/14		70,002	62,177
¤	U.S. Airways Group, Inc. Term Loan 2.76%, due 3/21/14		2,000,000	1,839,376
				2,938,866
	Auto Manufacturers 1.2%
	Allison Transmission, Inc. Term Loan B 3.022%, due 8/7/14		997,122	993,739
	Federal-Mogul Corp.
	Term Loan B 2.198%, due 12/29/14		1,051,331	1,021,324
	Term Loan C 2.198%, due 12/28/15		536,393	521,083
	Ford Motor Co. Term Loan B1 3.02%, due 12/16/13		129,195	129,429
				2,665,575
	Buildings & Real Estate 0.6%
	Realogy Corp.
	Letter of Credit 0.111%, due 10/10/13		144,660	139,984
	Term Loan 3.286%, due 10/10/13		1,220,687	1,181,233
				1,321,217
	Chemicals 0.6%
	CF Industries, Inc. Term Loan B1 4.25%, due 4/6/15		410,029	411,849
	PQ Corp. Term Loan B 3.541%, due 7/30/14		992,366	973,759
				1,385,608
	Commercial Services 0.5%
	Quad/Graphics, Inc. Term Loan B 5.50%, due 4/14/16		1,144,250	1,136,126

	Diversified/Conglomerate Manufacturing 0.1%
	JohnsonDiversey, Inc. Term Loan B 5.25%, due 11/24/15		257,375	260,109

	Entertainment 1.0%
¤	Harrah's Operating Co., Inc. Term Loan B1 3.303%, due 1/28/15		2,500,000	2,322,265

	Healthcare, Education & Childcare 0.2%
	Community Health Systems, Inc.
	Non Extended Term Loan 2.544%, due 7/25/14		120,912	120,141
	Extended Term Loan B 3.794%, due 1/25/17		57,817	58,162
	WC Luxco S.a.r.l. Term Loan B3 6.50%, due 2/22/16		311,225	314,628
				492,931
	Hotels, Restaurants & Leisure 0.4%
	Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.549%, due 4/20/16	C$	997,500	1,003,626

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (d)(f)(g)		$77,725	210

	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan 3.56%, due 9/6/16		87,251	87,407
	Clear Channel Communication Term Loan B 3.91%, due 1/28/16		1,016,289	913,390
				1,000,797
	Mining, Steel, Iron & Non-Precious Metals 0.7%
¤	Novelis, Inc. New Term Loan B 5.25%, due 12/19/16		1,600,000	1,627,000

	Packaging & Containers 0.3%
	Reynolds Group Holdings, Inc. Incremental Term Loan 6.25%, due 5/5/16		592,500	595,462

	Telecommunications 0.5%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18		1,200,000	1,214,700

	Textiles, Apparel & Luxury Goods 0.4%
	Phillips-Van Heusen Corp. Tranche B 4.75%, due 5/6/16		780,820	786,066

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.763%, due 10/10/14		96,750	79,819
	Term Loan B2 3.786%, due 10/10/14		222,525	183,896
				263,715
	Total Loan Assignments & Participations (Cost $18,452,502)			19,014,273

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.068%, due 11/25/35 (k)		748,806	582,643
	Series 2005-5, Class A2 5.001%, due 10/10/45		33,247	33,435
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.49%, due 12/25/36 (a)(c)(f)		70,916	53,984
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		627,001	617,672
	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29		5,289	5,291
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.472%, due 11/25/36 (k)		527,180	481,604
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 5.433%, due 7/25/36 (k)		439,788	369,893
	Total Mortgage-Backed Securities (Cost $2,161,658)			2,144,522

	Municipal Bonds 0.1%
	Ohio 0.1%
	Buckeye, Ohio, Tobacco Settlement Financing Authority Series A-2 5.75%, due 6/1/34		250,000	165,805

	West Virginia 0.0%‡
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47		100,000	68,560

	Total Municipal Bonds (Cost $342,801)			234,365

	U.S. Government & Federal Agencies 7.8%
	Federal National Mortgage Association 0.5%
	4.625%, due 5/1/13		1,135,000	1,219,339

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32		2	2

	Overseas Private Investment Corporation 0.5%
	5.142%, due 12/15/23		1,027,273	1,127,032

¤	United States Treasury Bonds 3.0%
	3.50%, due 2/15/39		570,000	473,545
	3.875%, due 8/15/40		7,300,000	6,476,472
				6,950,017
	United States Treasury Notes 0.2%
	2.375%, due 10/31/14		150,000	155,754
	4.75%, due 8/15/17		80,000	90,731
	4.875%, due 8/15/16		270,000	308,707
				555,192
¤	United States Treasury Inflation Indexed Note 3.6%
	1.25%, due 7/15/20		8,026,240	8,234,425

	Total U.S. Government & Federal Agencies (Cost $19,062,394)			18,086,007

	Yankee Bonds 9.3% (l)
	Banks 2.0%
	Bangkok Bank PCL 4.80%, due 10/18/20 (c)		250,000	237,312
	Barclays Bank PLC 8.55%, due 9/29/49 (a)(c)		1,250,000	1,243,750
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)		120,000	120,213
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(c)		1,340,000	1,740,178
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19		1,050,000	1,051,258
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)		125,000	128,447
				4,521,158
	Beverages 0.0%‡
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13		50,000	53,803

	Commercial Services 0.2%
	Ashtead Holdings PLC 8.625%, due 8/1/15 (c)		550,000	574,062

	Diversified Financial Services 0.2%
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (c)		400,000	450,240

	Electric 0.7%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (c)		400,000	447,500
	Intergen N.V. 9.00%, due 6/30/17 (c)		840,000	900,900
	Majapahit Holding B.V. 8.00%, due 8/7/19 (c)		200,000	226,000
				1,574,400
	Food 0.0%‡
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16 (d)		56,027	560

	Forest Products & Paper 0.3%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)		1,000,000	745,000

	Gas 0.2%
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (c)		400,000	443,000

	Home Builders 0.2%
	Corporacion GEO SAB de C.V. 8.875%, due 9/25/14 (c)		500,000	559,375

	Household Products & Wares 0.3%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer 7.75%, due 10/15/16 (c)		750,000	791,250

	Insurance 1.0%
	ING Groep N.V. 5.775%, due 12/29/49 (a)		1,000,000	870,000
	Oil Insurance, Ltd. 7.558%, due 12/29/49 (a)(c)		800,000	747,256
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)		700,000	684,757
				2,302,013
	Leisure Time 0.1%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (c)(f)(g)		85,000	117,037

	Media 0.1%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (c)		135,000	180,474

	Mining 0.8%
¤	Novelis, Inc. 8.375%, due 12/15/17 (c)		900,000	969,750
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		610,000	808,679
				1,778,429
	Miscellaneous - Manufacturing 0.4%
	Bombardier, Inc.
	7.50%, due 3/15/18 (c)		260,000	282,750
	7.75%, due 3/15/20 (c)		520,000	569,400
	Tyco Electronics Group S.A. 6.00%, due 10/1/12		75,000	80,528
				932,678
	Oil & Gas 0.5%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (c)		200,000	208,000
	Compton Petroleum Finance Corp. 10.00%, due 9/15/17		517,000	429,110
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (c)		425,000	516,375
				1,153,485
	Oil & Gas Services 0.4%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15		800,000	824,000

	Packaging & Containers 0.5%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (c)		1,000,000	1,082,500

	Telecommunications 0.5%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17		1,000,000	1,122,500
	Telecom Italia Capital S.A. 6.20%, due 7/18/11		140,000	143,138
				1,265,638
	Transportation 0.9%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (c)		1,350,000	1,437,750
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		500,000	552,500
				1,990,250
	Total Yankee Bonds (Cost $20,242,437)			21,339,352
	Total Long-Term Bonds (Cost $191,865,362)			201,110,122

		Shares	Value
	Common Stocks 0.8%
	Banks 0.7%
¤	CIT Group, Inc. (h)	16,033	764,614
	Citigroup, Inc. (h)	170,000	819,400
			1,584,014
	Building Materials 0.1%
	Nortek, Inc. (h)	275	10,519
	U.S. Concrete, Inc. (f)(h)	24,068	210,595
			221,114
	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (h)	20	889

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (f)(g)(h)	100,330	1,003

	Total Common Stocks (Cost $1,282,511)		1,807,020

	Convertible Preferred Stocks 2.2%
	Auto Manufacturers 0.8%
	Ford Motor Co. Capital Trust II 6.50%	33,800	1,767,064
	General Motors Co. 4.75%	3,300	179,223
			1,946,287
	Banks 0.6%
¤	Bank of America Corp. 7.25% Series L	381	377,381
	Citigroup, Inc. 7.50%	3,800	522,956
	Wells Fargo & Co. 7.50% Series L	400	417,000
			1,317,337
	Diversified Financial Services 0.4%
	SG Preferred Capital II LLC (a)(c) 6.30%	1,000	929,375

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. (h) 4.75%	2,400	280,152

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	7,100	187,085

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	200	24,485

	Telecommunications 0.2%
	Crown Castle International Corp. 6.25%	6,200	374,852

	Total Convertible Preferred Stocks (Cost $4,714,185		5,059,573
	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc. Second Lien Expires 12/12/39 (f)(g)(h)	11	0	(m)
Unsecured Certificates Expires 12/12/39 (f)(g)(h)	11	0	(m)

Total Warrants (Cost $34)		0	(m)

	Principal Amount	Value
Short-Term Investment 8.7%
Repurchase Agreement 8.7%
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $20,004,623 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $20,030,000 and a Market Value of $20,408,567)	$20,004,617	20,004,617
Total Short-Term Investment (Cost $20,004,617)		20,004,617
Total Investments (Cost $217,866,709) (n)	99.0%	227,981,332
Other Assets, Less Liabilities	1.0	2,259,166
Net Assets	100.0%	$230,240,498

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(b)
Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2011 is $86,024, which represents less than one-tenth of a percent of the Fund's net assets.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Restricted security.
(f)	Illiquid security. The total market value of these securities at January 31, 2011 is $494,693, which represents 0.2% of the Fund's net assets.
(g)	Fair valued security. The total market value of these securities at January 31, 2011 is $252,470, which represents 0.1% of the Fund's net assets.
(h)	Non-income producing security.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Less than one dollar.
(n)	At January 31, 2011, cost is $217,995,489 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,896,118
Gross unrealized depreciation	(2,910,275)
Net unrealized appreciation	$9,985,843

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
C$	-Canadian Dollar
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$13,907,046	$—		$13,907,046
Convertible Bonds (b)	—	14,011,076	50		14,011,126
Corporate Bonds (c)	—	103,024,431	134,170		103,158,601
Foreign Bonds	—	9,214,830	—		9,214,830
Loan Assignments & Participations (d)	—	19,014,063	210		19,014,273
Mortgage-Backed Securities	—	2,144,522	—		2,144,522
Municipal Bonds	—	234,365	—		234,365
U.S. Government & Federal Agencies	—	18,086,007	—		18,086,007
Yankee Bonds (e)	—	21,222,315	117,037		21,339,352
Total Long-Term Bonds	—	200,858,655	251,467		201,110,122
Common Stocks (f)	1,806,017	—	1,003		1,807,020
Convertible Preferred Stocks	5,059,573	—	—		5,059,573
Warrants (g)	—	—	—	(g)	—	(g)
Short-Term Investment
Repurchase Agreement	—	20,004,617	—		20,004,617
Total Investments in Securities	$6,865,590	$220,863,272	$252,470		$227,981,332
Other Financial Instruments
Foreign Currency Forward Contracts (h)	—	10,436	—		10,436
Total Investments in Securities and Other Financial Instruments	$6,865,590	$220,873,708	$252,470		$227,991,768

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $260, $8,320, $36,944 and $88,646 are held in Commercial Services, Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 security valued at $210 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of investments.
(e)	The level 3 security valued at $117,037 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 security valued at $1,003 is held in Media within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 security valued at less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(527,759)	$—	$(527,759)
Total Other Financial Instruments	$—	$(527,759)	$—	$(527,759)
(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-	$-	$-	$-	$50		$-
Corporate Bonds
Commercial Services	8,580		-	-	-	-	-	-	-	8,580		-
Entertainment	40,192		314	638	440	-	(4,640)	-	-	36,944		(314)
Media	837		-	(61,167)	60,810	-	(480)	-	-	-		(823)
Retail	93,180		(34)	(26)	(3,525)	-	(949)	-	-	88,646		(3,506)
Loan Assignments & Participations
Machinery	210		(6,391)	-	6,391	-	-	-	-	210		6,391
Yankee Bonds
Leisure Time	119,945		-	-	(2,908)	-	-	-	-	117,037		(2,908)
Common Stocks
Machinery	72		-		(72)	-	-	-	-	-		(72)
Media	1,003		-	-	-	-	-	-	-	1,003		-
Preferred Stock
Machinery	1		-	-	(1)	-	-	-	-	-		(1)
Warrants
Media	-	(a)	-	-	-	-	-	-	-	-	(a)	-
Total	$264,070		$(6,111)	$(60,555)	$61,135	$-	$(6,069)	$-	$-	$252,470		$(1,233)

(a)	Less than one dollar

As of January 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	CAD	990,000	USD	998,920	USD	10,436
Euro vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	EUR	5,270,000		6,940,654		(274,015)
Japanese Yen vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	JPY	600,000,000		7,288,984		(21,319)
Pound Sterling vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	GBP	3,470,000		5,325,669		(232,425)
Net unrealized depreciation on foreign currency forward contracts						USD	(517,323)

As of January 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	63,452	USD	34,683	USD	38,064
Canadian Dollar	CAD	10,238		10,335		10,224
Euro	EUR	217,265		294,687		297,468
Pound Sterling	GBP	123,437		189,501		197,728
Total			USD	529,206	USD	543,484

As of January 31, 2011, the Fund held the following restricted security:

	Date of	Principal		1/31/11	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp. Convertible Bond 4.75%, due 12/31/49	7/25/01	$504,238	$8,348	$50	0.0	%‡

‡	Less than one-tenth of a percent.

MainStay Equity Index Fund
Portfolio of Investments ††† January 31, 2011 unaudited
		Shares	Value
	Common Stocks 91.4%†
	Aerospace & Defense 2.5%
	Boeing Co. (The)	12,850	$892,818
	General Dynamics Corp.	6,687	504,200
	Goodrich Corp.	2,202	199,545
	Honeywell International, Inc.	13,735	769,297
	ITT Corp.	3,220	189,722
	L-3 Communications Holdings, Inc.	2,012	157,439
	Lockheed Martin Corp.	5,225	415,910
	Northrop Grumman Corp.	5,172	358,420
	Precision Castparts Corp.	2,499	357,332
	Raytheon Co.	6,428	321,336
	Rockwell Collins, Inc.	2,763	177,219
	United Technologies Corp.	16,247	1,320,881
			5,664,119
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	2,914	224,640
	Expeditors International of Washington, Inc.	3,729	188,949
	FedEx Corp.	5,527	499,199
	United Parcel Service, Inc. Class B	17,407	1,246,689
			2,159,477
	Airlines 0.1%
	Southwest Airlines Co.	13,109	155,342

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	4,268	50,704
	Johnson Controls, Inc.	11,826	454,000
			504,704
	Automobiles 0.5%
	Ford Motor Co. (a)	65,749	1,048,696
	Harley-Davidson, Inc.	4,135	163,953
			1,212,649
	Beverages 2.2%
	Brown-Forman Corp. Class B	1,822	120,890
	Coca-Cola Co. (The)	40,875	2,568,994
	Coca-Cola Enterprises, Inc.	5,825	146,557
	Constellation Brands, Inc. Class A (a)	3,109	59,755
	Dr. Pepper Snapple Group, Inc.	3,998	141,649
	Molson Coors Brewing Co. Class B	2,774	130,017
	PepsiCo., Inc.	27,960	1,798,108
			4,965,970
	Biotechnology 1.1%
	Amgen, Inc. (a)	16,631	916,036
	Biogen Idec, Inc. (a)	4,258	278,771
	Celgene Corp. (a)	8,257	425,483
	Cephalon, Inc. (a)	1,320	77,986
	Genzyme Corp. (a)	4,557	334,256
	Gilead Sciences, Inc. (a)	14,293	548,565
			2,581,097
	Building Products 0.0%‡
	Masco Corp.	6,303	83,956

	Capital Markets 2.3%
	Ameriprise Financial, Inc.	4,416	272,246
	Bank of New York Mellon Corp. (The)	21,843	682,157
	Charles Schwab Corp. (The)	17,413	314,305
	E*TRADE Financial Corp. (a)	3,558	58,920
	Federated Investors, Inc. Class B	1,591	43,084
	Franklin Resources, Inc.	2,576	310,794
	Goldman Sachs Group, Inc. (The)	8,998	1,472,253
	Invesco, Ltd.	8,231	203,635
	Janus Capital Group, Inc.	3,303	42,642
	Legg Mason, Inc.	2,718	90,047
	Morgan Stanley	26,563	780,952
	Northern Trust Corp.	4,254	221,123
	State Street Corp.	8,815	411,837
	T. Rowe Price Group, Inc.	4,504	296,904
			5,200,899
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	3,731	325,530
	Airgas, Inc.	1,309	82,035
	CF Industries Holdings, Inc.	1,248	168,530
	Dow Chemical Co. (The)	20,373	722,834
	E.I. du Pont de Nemours & Co.	16,071	814,478
	Eastman Chemical Co.	1,271	118,025
	Ecolab, Inc.	4,101	203,779
	FMC Corp.	1,273	96,824
	International Flavors & Fragrances, Inc.	1,403	80,041
	Monsanto Co.	9,503	697,330
	PPG Industries, Inc.	2,905	244,834
	Praxair, Inc.	5,376	500,183
	Sherwin-Williams Co. (The)	1,588	134,551
	Sigma-Aldrich Corp.	2,132	135,702
			4,324,676
	Commercial Banks 2.7%
	BB&T Corp.	12,176	336,545
	Comerica, Inc.	3,098	118,344
	Fifth Third Bancorp	16,357	243,229
	First Horizon National Corp. (a)	4,591	52,016
	Huntington Bancshares, Inc.	15,190	109,976
	KeyCorp	15,469	137,674
	M&T Bank Corp.	2,090	180,722
	Marshall & Ilsley Corp.	9,260	64,727
	PNC Financial Services Group, Inc.	9,229	553,740
	Regions Financial Corp.	22,072	156,711
	SunTrust Banks, Inc.	8,782	267,236
	U.S. Bancorp	33,680	909,360
¤	Wells Fargo & Co.	92,397	2,995,511
	Zions Bancorp	3,035	71,565
			6,197,356
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	1,936	81,486
	Cintas Corp.	2,192	61,508
	Iron Mountain, Inc.	3,538	86,292
	Pitney Bowes, Inc.	3,634	88,234
	R.R. Donnelley & Sons Co.	3,627	64,270
	Republic Services, Inc.	5,381	165,950
	Stericycle, Inc. (a)	1,497	117,500
	Waste Management, Inc.	8,389	317,691
			982,931
	Communications Equipment 2.1%
	Cisco Systems, Inc. (a)	97,573	2,063,669
	F5 Networks, Inc. (a)	1,422	154,116
	Harris Corp.	2,267	105,506
	JDS Uniphase Corp. (a)	3,889	65,996
	Juniper Networks, Inc. (a)	9,131	338,943
	Motorola Mobility Holdings, Inc. (a)	5,122	142,750
	Motorola Solutions, Inc. (a)	5,854	226,960
	QUALCOMM, Inc.	28,477	1,541,460
	Tellabs, Inc.	6,713	35,579
			4,674,979
	Computers & Peripherals 4.1%
¤	Apple, Inc. (a)	16,148	5,479,339
	Dell, Inc. (a)	29,745	391,444
	EMC Corp. (a)	36,067	897,708
	Hewlett-Packard Co.	39,842	1,820,381
	Lexmark International, Inc. Class A (a)	1,380	48,079
	NetApp, Inc. (a)	6,265	342,884
	SanDisk Corp. (a)	4,093	185,699
	Western Digital Corp. (a)	4,029	137,067
			9,302,601
	Construction & Engineering 0.2%
	Fluor Corp.	3,141	217,326
	Jacobs Engineering Group, Inc. (a)	2,207	113,373
	Quanta Services, Inc. (a)	3,700	87,801
			418,500
	Construction Materials 0.0%‡
	Vulcan Materials Co.	2,254	95,930

	Consumer Finance 0.7%
	American Express Co.	18,389	797,715
	Capital One Financial Corp.	8,023	386,388
	Discover Financial Services	9,558	196,799
	SLM Corp. (a)	8,526	122,859
			1,503,761
	Containers & Packaging 0.1%
	Ball Corp.	1,561	111,034
	Bemis Co., Inc.	1,922	62,561
	Owens-Illinois, Inc. (a)	2,872	84,695
	Sealed Air Corp.	2,801	74,759
			333,049
	Distributors 0.1%
	Genuine Parts Co.	2,768	143,244

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	2,230	92,032
	DeVry, Inc.	1,114	58,051
	H&R Block, Inc.	5,414	67,783
			217,866
	Diversified Financial Services 4.0%
	Bank of America Corp.	177,533	2,437,528
	Citigroup, Inc. (a)	511,384	2,464,871
	CME Group, Inc.	1,179	363,792
	IntercontinentalExchange, Inc. (a)	1,301	156,757
¤	JPMorgan Chase & Co.	68,816	3,092,591
	Leucadia National Corp.	3,460	112,519
	Moody's Corp.	3,582	105,203
	NASDAQ OMX Group, Inc. (The) (a)	2,622	64,187
	NYSE Euronext	4,576	145,563
			8,943,011
	Diversified Telecommunication Services 2.4%
	AT&T, Inc.	104,037	2,863,098
	CenturyLink, Inc.	5,293	228,869
	Frontier Communications Corp.	17,434	159,870
	Qwest Communications International, Inc.	30,549	217,814
	Verizon Communications, Inc.	49,663	1,768,996
	Windstream Corp.	8,492	108,783
			5,347,430
	Electric Utilities 1.6%
	Allegheny Energy, Inc.	2,977	76,747
	American Electric Power Co., Inc.	8,424	300,568
	Duke Energy Corp.	23,153	413,976
	Edison International	5,723	207,630
	Entergy Corp.	3,185	229,861
	Exelon Corp.	11,614	493,711
	FirstEnergy Corp.	5,357	209,566
	NextEra Energy, Inc.	7,306	390,579
	Northeast Utilities	3,093	101,822
	Pepco Holdings, Inc.	3,932	73,017
	Pinnacle West Capital Corp.	1,908	77,675
	PPL Corp.	8,482	218,751
	Progress Energy, Inc.	5,154	231,518
	Southern Co. (The)	14,762	555,346
			3,580,767
	Electrical Equipment 0.5%
	Emerson Electric Co.	13,220	778,394
	Rockwell Automation, Inc.	2,491	201,796
	Roper Industries, Inc.	1,654	128,499
			1,108,689
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	3,051	168,842
	Corning, Inc.	27,435	609,331
	FLIR Systems, Inc. (a)	2,746	85,236
	Jabil Circuit, Inc.	3,478	70,290
	Molex, Inc.	2,436	63,702
			997,401
	Energy Equipment & Services 2.2%
	Baker Hughes, Inc.	7,576	519,032
	Cameron International Corp. (a)	4,256	226,845
	Diamond Offshore Drilling, Inc.	1,222	87,630
	FMC Technologies, Inc. (a)	2,109	198,246
	Halliburton Co.	16,003	720,135
	Helmerich & Payne, Inc.	1,857	109,061
	Nabors Industries, Ltd. (a)	5,007	122,171
	National-Oilwell Varco, Inc.	7,361	543,978
	Noble Corp.	4,501	172,163
	Rowan Cos., Inc. (a)	2,216	75,964
	Schlumberger, Ltd.	24,010	2,136,650
			4,911,875
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	7,610	546,702
	CVS Caremark Corp.	23,861	816,046
	Kroger Co. (The)	11,283	241,456
	Safeway, Inc.	6,721	139,058
	SUPERVALU, Inc.	3,814	27,804
	Sysco Corp.	10,345	301,453
	Wal-Mart Stores, Inc.	34,486	1,933,630
	Walgreen Co.	16,388	662,731
	Whole Foods Market, Inc.	2,566	132,688
			4,801,568
	Food Products 1.5%
	Archer-Daniels-Midland Co.	11,234	367,015
	Campbell Soup Co.	3,405	116,247
	ConAgra Foods, Inc.	7,726	172,521
	Dean Foods Co. (a)	3,261	33,099
	General Mills, Inc.	11,288	392,597
	H.J. Heinz Co.	5,588	265,430
	Hershey Co. (The)	2,714	126,717
	Hormel Foods Corp.	1,217	60,120
	J.M. Smucker Co. (The)	2,100	130,536
	Kellogg Co.	4,471	224,891
	Kraft Foods, Inc. Class A	30,638	936,604
	McCormick & Co., Inc.	2,341	103,472
	Mead Johnson Nutrition Co.	3,595	208,402
	Sara Lee Corp.	11,286	191,523
	Tyson Foods, Inc. Class A	5,244	86,264
			3,415,438
	Gas Utilities 0.1%
	Nicor, Inc.	814	41,083
	ONEOK, Inc.	1,871	110,183
			151,266
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	10,269	497,944
	Becton, Dickinson & Co.	4,082	338,602
	Boston Scientific Corp. (a)	26,661	186,094
	C.R. Bard, Inc.	1,647	155,394
	CareFusion Corp. (a)	3,903	100,424
	Covidien PLC	6,875	326,356
	DENTSPLY International, Inc.	2,509	89,019
	Intuitive Surgical, Inc. (a)	692	223,454
	Medtronic, Inc.	18,972	727,007
	St. Jude Medical, Inc. (a)	5,986	242,433
	Stryker Corp.	5,998	345,245
	Varian Medical Systems, Inc. (a)	2,141	144,667
	Zimmer Holdings, Inc. (a)	3,536	209,190
			3,585,829
	Health Care Providers & Services 1.9%
	Aetna, Inc.	7,043	231,996
	AmerisourceBergen Corp.	4,903	175,822
	Cardinal Health, Inc.	6,173	256,241
	CIGNA Corp.	4,782	200,940
	Coventry Health Care, Inc. (a)	2,603	78,012
	DaVita, Inc. (a)	1,708	126,136
	Express Scripts, Inc. (a)	9,266	521,954
	Humana, Inc. (a)	2,973	172,345
	Laboratory Corp. of America Holdings (a)	1,808	162,557
	McKesson Corp.	4,462	335,409
	Medco Health Solutions, Inc. (a)	7,471	455,880
	Patterson Cos., Inc.	1,671	55,243
	Quest Diagnostics, Inc.	2,497	142,204
	Tenet Healthcare Corp. (a)	8,530	56,724
	UnitedHealth Group, Inc.	19,362	794,810
	WellPoint, Inc. (a)	6,925	430,181
			4,196,454
	Health Care Technology 0.1%
	Cerner Corp. (a)	1,246	123,167

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	7,645	341,808
	Darden Restaurants, Inc.	2,434	114,666
	International Game Technology	5,231	89,816
	Marriott International, Inc. Class A	5,037	198,911
	McDonald's Corp.	18,598	1,370,115
	Starbucks Corp.	12,997	409,795
	Starwood Hotels & Resorts Worldwide, Inc.	3,341	197,019
	Wyndham Worldwide Corp.	3,146	88,497
	Wynn Resorts, Ltd.	1,323	153,905
	Yum! Brands, Inc.	8,202	383,525
			3,348,057
	Household Durables 0.4%
	D.R. Horton, Inc.	4,970	61,578
	Fortune Brands, Inc.	2,677	165,117
	Harman International Industries, Inc. (a)	1,249	54,107
	Leggett & Platt, Inc.	2,570	57,902
	Lennar Corp. Class A	2,790	54,015
	Newell Rubbermaid, Inc.	5,099	98,156
	Pulte Group, Inc. (a)	5,928	46,772
	Stanley Black & Decker, Inc.	2,909	211,426
	Whirlpool Corp.	1,334	114,057
			863,130
	Household Products 1.9%
	Clorox Co. (The)	2,438	153,326
	Colgate-Palmolive Co.	8,545	656,000
	Kimberly-Clark Corp.	7,194	465,667
¤	Procter & Gamble Co. (The)	49,275	3,110,731
			4,385,724
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	11,728	145,427
	Constellation Energy Group, Inc.	3,549	114,456
	NRG Energy, Inc. (a)	4,459	92,524
			352,407
	Industrial Conglomerates 2.4%
	3M Co.	12,526	1,101,286
¤	General Electric Co.	187,475	3,775,746
	Textron, Inc.	4,816	126,613
	Tyco International, Ltd.	8,610	385,986
			5,389,631
	Insurance 3.5%
	ACE, Ltd.	5,953	366,645
	Aflac, Inc.	8,273	476,359
	Allstate Corp. (The)	9,455	294,429
	American International Group, Inc. (a)	2,526	101,924
	Aon Corp.	5,765	263,691
	Assurant, Inc.	1,871	73,399
	Berkshire Hathaway, Inc. Class B (a)	30,392	2,484,546
	Chubb Corp. (The)	5,367	310,910
	Cincinnati Financial Corp.	2,856	91,506
	Genworth Financial, Inc. Class A (a)	8,601	116,716
	Hartford Financial Services Group, Inc. (The)	7,808	216,906
	Lincoln National Corp.	5,563	160,437
	Loews Corp.	5,587	223,759
	Marsh & McLennan Cos., Inc.	9,533	265,780
	MetLife, Inc.	15,930	729,116
	Principal Financial Group, Inc.	5,631	184,528
	Progressive Corp. (The)	11,735	232,471
	Prudential Financial, Inc.	8,543	525,480
	Torchmark Corp.	1,423	88,653
	Travelers Cos., Inc. (The)	8,080	454,581
	Unum Group	5,556	138,567
	XL Group PLC	5,676	130,094
			7,930,497
	Internet & Catalog Retail 0.7%
	Amazon.com, Inc. (a)	6,215	1,054,313
	Expedia, Inc.	3,662	92,136
	Netflix, Inc. (a)	764	163,557
	Priceline.com, Inc. (a)	864	370,241
			1,680,247
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	3,188	154,044
	eBay, Inc. (a)	20,298	616,247
	Google, Inc. Class A (a)	4,390	2,635,580
	Monster Worldwide, Inc. (a)	2,260	37,629
	VeriSign, Inc.	3,066	103,171
	Yahoo!, Inc. (a)	22,946	369,890
			3,916,561
	IT Services 2.9%
	Automatic Data Processing, Inc.	8,643	414,000
	Cognizant Technology Solutions Corp. Class A (a)	5,280	385,176
	Computer Sciences Corp.	2,713	144,576
	Fidelity National Information Services, Inc.	4,632	140,952
	Fiserv, Inc. (a)	2,640	163,073
¤	International Business Machines Corp.	21,871	3,543,102
	MasterCard, Inc. Class A	1,701	402,303
	Paychex, Inc.	5,651	180,832
	SAIC, Inc. (a)	5,159	85,485
	Teradata Corp. (a)	2,942	126,476
	Total System Services, Inc.	2,920	50,837
	Visa, Inc. Class A	8,578	599,173
	Western Union Co. (The)	11,606	235,370
			6,471,355
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	2,415	106,477
	Mattel, Inc.	6,322	149,705
			256,182
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	6,083	254,452
	Life Technologies Corp. (a)	3,213	174,434
	PerkinElmer, Inc.	2,071	52,976
	Thermo Fisher Scientific, Inc. (a)	6,986	400,088
	Waters Corp. (a)	1,617	123,523
			1,005,473
	Machinery 2.1%
	Caterpillar, Inc.	11,173	1,083,893
	Cummins, Inc.	3,493	369,839
	Danaher Corp.	9,400	432,964
	Deere & Co.	7,447	676,932
	Dover Corp.	3,277	210,056
	Eaton Corp.	2,946	318,050
	Flowserve Corp.	982	122,740
	Illinois Tool Works, Inc.	8,730	466,968
	Ingersoll-Rand PLC	5,650	266,680
	PACCAR, Inc.	6,403	361,705
	Pall Corp.	2,052	113,701
	Parker Hannifin Corp.	2,833	253,299
	Snap-On, Inc.	1,038	58,782
			4,735,609
	Media 2.8%
	Cablevision Systems Corp. Class A	4,225	143,016
	CBS Corp. Class B	11,963	237,226
	Comcast Corp. Class A	49,331	1,122,280
	DIRECTV Class A (a)	14,716	623,811
	Discovery Communications, Inc. Class A (a)	5,000	195,000
	Gannett Co., Inc.	4,192	61,790
	Interpublic Group of Cos., Inc. (The) (a)	8,593	91,859
	McGraw-Hill Cos., Inc. (The)	5,432	211,740
	News Corp. Class A	40,065	601,776
	Omnicom Group, Inc.	5,292	237,505
	Scripps Networks Interactive Class A	1,577	73,331
	Time Warner Cable, Inc.	6,241	423,327
	Time Warner, Inc.	19,528	614,156
	Viacom, Inc. Class B	10,693	444,294
	Walt Disney Co. (The)	33,334	1,295,693
	Washington Post Co. Class B	105	44,977
			6,421,781
	Metals & Mining 1.1%
	AK Steel Holding Corp.	1,975	31,403
	Alcoa, Inc.	17,941	297,282
	Allegheny Technologies, Inc.	1,731	112,844
	Cliffs Natural Resources, Inc.	2,381	203,480
	Freeport-McMoRan Copper & Gold, Inc.	8,263	898,601
	Newmont Mining Corp.	8,651	476,411
	Nucor Corp.	5,542	254,433
	Titanium Metals Corp. (a)	1,579	29,764
	United States Steel Corp.	2,520	145,329
			2,449,547
	Multi-Utilities 1.2%
	Ameren Corp.	4,199	119,126
	CenterPoint Energy, Inc.	7,409	119,655
	CMS Energy Corp.	4,015	78,293
	Consolidated Edison, Inc.	5,101	254,591
	Dominion Resources, Inc.	10,213	444,674
	DTE Energy Co.	2,966	137,207
	Integrys Energy Group, Inc.	1,358	64,627
	NiSource, Inc.	4,887	90,996
	PG&E Corp.	6,863	317,620
	Public Service Enterprise Group, Inc.	8,887	288,205
	SCANA Corp.	1,979	83,652
	Sempra Energy	4,214	219,423
	TECO Energy, Inc.	3,769	69,387
	Wisconsin Energy Corp.	2,055	123,896
	Xcel Energy, Inc.	8,075	190,328
			2,601,680
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	1,330	42,280
	Family Dollar Stores, Inc.	2,212	93,966
	J.C. Penney Co., Inc.	4,154	133,219
	Kohl's Corp. (a)	5,150	261,517
	Macy's, Inc.	7,425	171,889
	Nordstrom, Inc.	2,990	123,128
	Sears Holdings Corp. (a)	778	58,638
	Target Corp.	12,465	683,456
			1,568,093
	Office Electronics 0.1%
	Xerox Corp.	24,284	257,896

	Oil, Gas & Consumable Fuels 9.4%
	Anadarko Petroleum Corp.	8,696	670,288
	Apache Corp.	6,728	803,054
	Cabot Oil & Gas Corp.	1,868	77,765
	Chesapeake Energy Corp.	11,491	339,329
¤	Chevron Corp.	35,425	3,362,895
	ConocoPhillips	25,863	1,848,170
	CONSOL Energy, Inc.	3,967	197,160
	Denbury Resources, Inc. (a)	7,018	142,816
	Devon Energy Corp.	7,646	678,124
	El Paso Corp.	12,375	196,515
	EOG Resources, Inc.	4,453	473,755
	EQT Corp.	2,622	126,354
¤	ExxonMobil Corp.	88,767	7,161,721
	Hess Corp.	5,281	444,238
	Marathon Oil Corp.	12,469	569,833
	Massey Energy Co.	1,794	112,771
	Murphy Oil Corp.	3,370	223,431
	Newfield Exploration Co. (a)	2,357	172,462
	Noble Energy, Inc.	3,071	279,768
	Occidental Petroleum Corp.	14,270	1,379,624
	Peabody Energy Corp.	4,728	299,850
	Pioneer Natural Resources Co.	2,038	193,936
	QEP Resources, Inc.	3,080	125,171
	Range Resources Corp.	2,814	140,334
	Southwestern Energy Co. (a)	6,076	240,002
	Spectra Energy Corp.	11,380	298,497
	Sunoco, Inc.	2,117	89,867
	Tesoro Corp. (a)	2,535	48,799
	Valero Energy Corp.	9,951	252,357
	Williams Cos., Inc.	10,268	277,133
			21,226,019
	Paper & Forest Products 0.1%
	International Paper Co.	7,679	221,770
	MeadWestvaco Corp.	3,002	85,947
			307,717
	Personal Products 0.2%
	Avon Products, Inc.	7,533	213,259
	Estee Lauder Cos., Inc. (The) Class A	2,005	161,403
			374,662
	Pharmaceuticals 4.8%
	Abbott Laboratories	27,124	1,224,920
	Allergan, Inc.	5,402	381,435
	Bristol-Myers Squibb Co.	30,131	758,699
	Eli Lilly & Co.	17,829	619,914
	Forest Laboratories, Inc. (a)	5,014	161,752
	Hospira, Inc. (a)	2,941	162,431
¤	Johnson & Johnson	48,405	2,893,167
	Merck & Co., Inc.	54,061	1,793,203
	Mylan, Inc. (a)	7,641	176,966
	Pfizer, Inc.	140,927	2,567,690
	Watson Pharmaceuticals, Inc. (a)	2,206	120,271
			10,860,448
	Professional Services 0.1%
	Dun & Bradstreet Corp.	880	74,756
	Equifax, Inc.	2,199	78,548
	Robert Half International, Inc.	2,591	81,254
			234,558
	Real Estate Investment Trusts 1.4%
	Apartment Investment & Management Co. Class A	2,099	53,650
	AvalonBay Communities, Inc.	1,488	172,504
	Boston Properties, Inc.	2,447	230,923
	Equity Residential	4,978	269,758
	HCP, Inc.	6,411	237,784
	Health Care REIT, Inc.	2,501	122,749
	Host Hotels & Resorts, Inc.	11,554	213,865
	Kimco Realty Corp.	7,128	128,946
	Plum Creek Timber Co., Inc.	2,839	118,869
	ProLogis	9,761	145,634
	Public Storage	2,449	266,892
	Simon Property Group, Inc.	5,144	521,859
	Ventas, Inc.	2,760	153,070
	Vornado Realty Trust	2,838	249,999
	Weyerhaeuser Co.	9,408	218,077
			3,104,579
	Real Estate Management & Development 0.1%
	CB Richard Ellis Group, Inc. Class A (a)	5,089	112,925

	Road & Rail 0.8%
	CSX Corp.	6,584	464,830
	Norfolk Southern Corp.	6,487	396,940
	Ryder System, Inc.	919	44,185
	Union Pacific Corp.	8,676	821,010
			1,726,965
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	9,953	77,932
	Altera Corp.	5,405	203,066
	Analog Devices, Inc.	5,240	203,469
	Applied Materials, Inc.	23,479	368,386
	Broadcom Corp. Class A	8,016	361,441
	First Solar, Inc. (a)	946	146,233
	Intel Corp.	98,192	2,107,200
	KLA-Tencor Corp.	2,949	129,992
	Linear Technology Corp.	3,944	137,212
	LSI Corp. (a)	10,796	66,827
	MEMC Electronic Materials, Inc. (a)	3,994	44,293
	Microchip Technology, Inc.	3,264	119,038
	Micron Technology, Inc. (a)	15,028	158,395
	National Semiconductor Corp.	4,278	64,854
	Novellus Systems, Inc. (a)	1,618	58,361
	NVIDIA Corp. (a)	10,069	240,851
	Teradyne, Inc. (a)	3,238	54,010
	Texas Instruments, Inc.	20,670	700,920
	Xilinx, Inc.	4,550	146,510
			5,388,990
	Software 3.6%
	Adobe Systems, Inc. (a)	8,955	295,963
	Autodesk, Inc. (a)	3,994	162,476
	BMC Software, Inc. (a)	3,141	149,825
	CA, Inc.	6,801	161,864
	Citrix Systems, Inc. (a)	3,283	207,420
	Compuware Corp. (a)	3,930	42,129
	Electronic Arts, Inc. (a)	5,802	90,453
	Intuit, Inc. (a)	4,974	233,430
	McAfee, Inc. (a)	2,670	127,893
¤	Microsoft Corp.	132,535	3,674,533
	Novell, Inc. (a)	6,287	37,848
	Oracle Corp.	67,996	2,177,912
	Red Hat, Inc. (a)	3,319	137,141
	Salesforce.com, Inc. (a)	2,052	264,995
	Symantec Corp. (a)	13,890	244,603
			8,008,485
	Specialty Retail 1.7%
	Abercrombie & Fitch Co. Class A	1,553	78,287
	AutoNation, Inc. (a)	1,104	31,696
	AutoZone, Inc. (a)	478	121,187
	Bed Bath & Beyond, Inc. (a)	4,645	222,960
	Best Buy Co., Inc.	5,813	197,642
	Carmax, Inc. (a)	3,927	128,217
	GameStop Corp. Class A (a)	2,641	55,646
	Gap, Inc. (The)	7,719	148,745
	Home Depot, Inc. (The)	28,848	1,060,741
	Limited Brands, Inc.	4,650	135,966
	Lowe's Cos., Inc.	24,293	602,467
	O'Reilly Automotive, Inc. (a)	2,436	138,438
	RadioShack Corp.	2,000	30,300
	Ross Stores, Inc.	2,116	137,963
	Staples, Inc.	12,839	286,438
	Tiffany & Co.	2,217	128,874
	TJX Cos., Inc.	7,049	334,052
	Urban Outfitters, Inc. (a)	2,260	76,433
			3,916,052
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	5,225	282,620
	NIKE, Inc. Class B	6,797	560,617
	Polo Ralph Lauren Corp.	1,147	122,935
	VF Corp.	1,518	125,569
			1,091,741
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	9,244	101,499
	People's United Financial, Inc.	6,524	84,225
			185,724
	Tobacco 1.4%
	Altria Group, Inc.	36,603	860,536
	Lorillard, Inc.	2,669	200,816
	Philip Morris International, Inc.	31,940	1,828,246
	Reynolds American, Inc.	5,942	189,015
			3,078,613
	Trading Companies & Distributors 0.1%
	Fastenal Co.	2,591	150,433
	W.W. Grainger, Inc.	1,050	138,044
			288,477
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	7,052	358,665
	MetroPCS Communications, Inc. (a)	4,698	60,745
	Sprint Nextel Corp. (a)	52,432	236,993
			656,403
	Total Common Stocks (Cost $102,681,653)		206,082,229

		Principal Amount	Value
	Short-Term Investments 8.8%
	U.S. Government 8.8%
	United States Treasury Bills
	0.166%, due 4/7/11 (b)	$17,600,000	17,595,389
	0.183%, due 4/21/11 (b)(c)	2,300,000	2,299,268

	Total Short-Term Investments (Cost $19,894,072)		19,894,657

	Total Investments (Cost $122,575,725) (e)	100.2%	225,976,886

	Other Assets, Less Liabilities	(0.2)	(540,969)
	Net Assets	100.0%	$225,435,917

		Contracts Long	Unrealized Appreciation	(d)
	Futures Contracts 0.0%‡
	Standard & Poor's 500 Index Mini March 2011	308	$86,001
	Total Futures Contracts (Settlement Value $19,748,960)		$86,001
¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(e)	At January 31, 2011, cost is $128,379,675 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$109,729,781
Gross unrealized depreciation	(12,132,570)
Net unrealized appreciation	$97,597,211

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$206,082,229	$—	$—	$206,082,229
Short-Term Investments
U.S. Government	—	19,894,657	—	19,894,657
Total Investments in Securities	206,082,229	19,894,657	$—	225,976,886
Other Financial Instruments
Futures Contracts Long (b)	86,001	—	—	86,001
Total Investments in Securities and Other Financial Instruments	$206,168,230	$19,894,657	$—	$226,062,887

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Principal Amount		Value
	Long-Term Bonds 96.0%†
	Corporate Bonds 33.9%
	Bermuda 0.5%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		$1,475,000	$1,534,000

	Brazil 2.9%
	Banco do Nordeste do Brasil S.A. 3.625%, due 11/9/15 (a)		2,000,000	1,959,576
	CSN Resources S.A. 6.50%, due 7/21/20 (a)		3,000,000	3,187,500
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,006,722
	Voto-Votorantim, Ltd. 6.75%, due 4/5/21 (a)		2,000,000	2,107,500
				9,261,298
	Cayman Islands 3.6%
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		3,000,000	3,090,000
	CCL Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,871,875
	Gol Finance 9.25%, due 7/20/20 (a)		2,000,000	2,140,000
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16 (b)		224,111	2,241
	Odebrecht Finance, Ltd. 7.00%, due 4/21/20 (a)		3,000,000	3,232,500
				11,336,616
	Chile 1.5%
	Cencosud S.A. 5.50%, due 1/20/21 (a)		2,000,000	1,965,392
	Inversiones CMPC S.A. 4.75%, due 1/19/18 (a)		3,000,000	2,955,435
				4,920,827
	Colombia 1.1%
	Ecopetrol S.A. 7.625%, due 7/23/19		3,000,000	3,472,500

	India 1.3%
	ICICI Bank, Ltd. 5.00%, due 1/15/16 (a)		4,000,000	4,030,392

	Jamaica 1.0%
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)		2,500,000	3,115,625

	Luxembourg 5.6%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		5,500,000	5,795,625
¤	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		9,950,000	12,188,750
				17,984,375
	Mexico 2.4%
	Controladora Mabe S.A. C.V.
	7.875%, due 10/28/19 (a)		1,600,000	1,792,000
	7.875%, due 10/28/19		1,160,000	1,299,200
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)		4,150,000	4,596,125
				7,687,325
	Netherlands 2.8%
	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		7,000,000	7,910,000
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		985,895	990,824
				8,900,824
	Qatar 1.2%
	Qatari Diar Finance QSC 5.00%, due 7/21/20 (a)		4,000,000	3,979,076

	Russia 1.9%
	BOM Capital PLC 6.699%, due 3/11/15 (a)		4,000,000	4,100,000
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,003,476
				6,103,476
	Trinidad And Tobago 1.5%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		3,840,000	4,665,600

	United Arab Emirates 2.6%
¤	Abu Dhabi National Energy Co.
	6.25%, due 9/16/19 (a)		4,600,000	4,773,227
	7.25%, due 8/1/18 (a)		3,125,000	3,468,322
				8,241,549
	United States 4.0%
	AES Corp. (The) 8.00%, due 10/15/17		3,000,000	3,247,500
	AgriBank FCB 9.125%, due 7/15/19		2,300,000	2,740,556
	Frontier Communications Corp. 8.75%, due 4/15/22		6,000,000	6,765,000
				12,753,056
	Total Corporate Bonds (Cost $103,221,095)			107,986,539

	Government & Federal Agencies 62.1%
	Argentina 5.1%
	Provincia de Buenos Aires 11.75%, due 10/5/15 (a)		2,000,000	2,100,000
	Provincia de Cordoba 12.375%, due 8/17/17 (a)		3,000,000	3,210,000
¤	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	7,508,200
	8.28%, due 12/31/33		4,084,987	3,574,363
				16,392,563
	Bahrain 0.9%
	Kingdom of Bahrain 5.50%, due 3/31/20 (a)		3,000,000	2,984,847

	Barbados 0.6%
	Barbados Government 7.00%, due 8/4/22 (a)		2,000,000	1,989,872

	Belize 0.8%
	Belize Government Series Reg S 6.00%, due 2/20/29		3,000,000	2,610,000

	Bermuda 1.0%
	Government of Bermuda 5.603%, due 7/20/20 (a)		3,000,000	3,138,750

	Brazil 2.9%
	Brazil Federative Republic 12.50%, due 1/5/16	B$	5,000,000	3,401,422
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14		10,210,000	5,761,326
				9,162,748
	Cayman Islands 4.6%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		$5,500,000	5,403,750
¤	Government of the Cayman Islands 5.95%, due 11/24/19 (a)		8,800,000	9,152,000
				14,555,750
	Chile 0.6%
	Empresa Nacional del Petroleo 5.25%, due 8/10/20 (a)		2,000,000	1,985,206

	Colombia 2.1%
	Republic of Colombia
	6.125%, due 1/18/41		1,600,000	1,632,000
	7.75%, due 4/14/21	COP	2,500,000,000	1,409,656
	8.125%, due 5/21/24		$2,830,000	3,622,400
				6,664,056
	Croatia 1.0%
	Republic of Croatia 6.625%, due 7/14/20 (a)		3,000,000	3,108,000

	Dominican Republic 1.2%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,683,750

	El Salvador 2.4%
	Republic of El Salvador
	Series Reg S
	7.375%, due 12/1/19 (a)		3,000,000	3,270,000
	7.65%, due 6/15/35		2,450,000	2,499,000
	8.25%, due 4/10/32 (a)		1,550,000	1,712,750
				7,481,750
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,442,000

	Ghana 1.5%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		4,500,000	4,905,000

	Indonesia 6.0%
¤	Republic of Indonesia
	5.875%, due 3/13/20 (a)		16,000,000	17,099,200
	6.625%, due 2/17/37 (a)		2,000,000	2,090,000
				19,189,200
	Ivory Coast 0.7%
	Ivory Coast Government International Bond 2.50%, due 12/31/32 (a)		6,000,000	2,160,000

	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	666,250

	Lithuania 1.1%
	Republic of Lithuania 5.125%, due 9/14/17 (a)		3,500,000	3,430,486

	Mexico 2.3%
	United Mexican States 7.25%, due 12/15/16	M$	86,250,000	7,330,290

	Netherlands 1.0%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,047,500
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		2,000,000	2,025,000
				3,072,500
	Panama 2.5%
¤	Republic of Panama
	6.70%, due 1/26/36		3,058,000	3,417,315
	9.375%, due 4/1/29		3,252,000	4,569,060
				7,986,375
	Philippines 3.5%
¤	Republic of Philippines
	4.95%, due 1/15/21	PHP	200,000,000	4,546,245
	9.50%, due 2/2/30		$4,660,000	6,617,200
				11,163,445
	Russia 1.3%
	Russian Federation 7.50%, due 3/31/30		3,580,000	4,102,680

	South Africa 2.4%
	Eskom Holdings, Ltd. 5.75%, due 1/26/21 (a)		2,500,000	2,437,500
	Republic of South Africa 5.50%, due 3/9/20		5,000,000	5,150,000
				7,587,500
	Sri Lanka 1.4%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		4,500,000	4,477,500

	Thailand 1.1%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		3,750,000	3,559,684

	Turkey 4.5%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	4,618,750
	7.375%, due 2/5/25		6,225,000	7,127,625
	16.00%, due 3/7/12	YTL	4,050,000	2,724,906
				14,471,281
	Ukraine 4.4%
	Financing of Inrastrucural Projects State Enterprise 8.375%, due 11/3/17 (a)		$2,000,000	2,110,000
¤	Ukraine Government
	6.75%, due 11/14/17 (a)		3,200,000	3,200,000
	7.65%, due 6/11/13 (a)		5,300,000	5,498,750
	7.75%, due 9/23/20 (a)		3,000,000	3,045,000
				13,853,750
	Venezuela 3.0%
¤	Republic of Venezuela
	6.00%, due 12/9/20		7,800,000	4,543,500
	Series Reg S 9.25%, due 5/7/28		7,270,000	4,870,900
				9,414,400
	Vietnam 1.2%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		4,000,000	3,910,000

	Total Government & Federal Agencies (Cost $188,611,243)			197,479,633

	Total Long-Term Bonds (Cost $291,832,338)			305,466,172

	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $16,871,670 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $16,420,000 and a Market Value of $17,213,086)		16,871,665	16,871,665

	Total Short-Term Investment (Cost $16,871,665)			16,871,665

	Total Investments (Cost $308,704,003) (c)		101.3%	322,337,837

	Other Assets, Less Liabilities		(1.3)	(4,083,668)
	Net Assets		100.0%	$318,254,169

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	At January 31, 2011, cost is $309,078,511 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$18,723,916
Gross unrealized depreciation	(5,464,590)
Net unrealized appreciation	$13,259,326

The following abbreviations are used in the above portfolio:
B$	-Brazilian Real
COP	-Colombian Peso
M$	-Mexican Peso
PHP	-Philippine Peso
YTL	-Turkish Lira

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$107,986,539	$—	$107,986,539
Government & Federal Agencies	—	197,479,633	—	197,479,633
Total Long-Term Bonds	—	305,466,172	—	305,466,172
Short-Term Investment
Repurchase Agreement	—	16,871,665	—	16,871,665
Total Investments in Securities	$—	$322,337,837	$—	$322,337,837
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	576,045	—	576,045
Total Investments in Securities and Other Financial Instruments	$—	$322,913,882	$—	$322,913,882

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(286,667)	$—	$(286,667)
Total Other Financial Instruments	$—	$(286,667)	$—	$(286,667)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 3/21/11	JPMorgan Chase Bank	CAD	6,000,000	USD	6,044,731	USD	(58,811)
Chilean Peso vs. U.S. Dollar, expiring 3/14/11	JPMorgan Chase Bank	CLP	2,500,000,000		5,088,541		66,968
Indian Rupee vs. U.S. Dollar, expiring 3/7/11	JPMorgan Chase Bank	INR	200,000,000		4,384,042		(54,960)
Indonesian Rupiah vs. U.S. Dollar, expiring 2/9/11	JPMorgan Chase Bank	IDR	87,000,000,000		9,567,648		37,254
Malaysian Ringgit vs. U.S. Dollar, expiring 3/14/11	JPMorgan Chase Bank	MYR	40,000,000		12,959,663		71,848
Mexican Peso vs. U.S. Dollar, expiring 2/8/11	JPMorgan Chase Bank	MXN	50,000,000		4,019,680		99,881
Norwegian Krone vs. U.S. Dollar, expiring 2/23/11	JPMorgan Chase Bank	NOK	30,000,000		4,996,003		193,018
Polish Zloty vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	PLN	10,000,000		3,387,763		93,748
South African Rand vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	ZAR	25,000,000		3,601,527		(127,047)
South Korean Won vs. U.S. Dollar, expiring 3/10/11	JPMorgan Chase Bank	KRW	4,000,000,000		3,546,571		13,328
Yuan Renminbi vs. U.S. Dollar, expiring 2/22/11	JPMorgan Chase Bank	CNY	50,000,000		7,597,630		(28,998)
Yuan Renminbi vs. U.S. Dollar, expiring 3/10/11	JPMorgan Chase Bank	CNY	25,000,000		3,796,796		(13,147)

			Contract Amount Sold	Contract Amount Purchased	Unrealized Appreciation/ (Depreciation
Foreign Currency Sale Contracts:
South Africa Rand vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	ZAR	25,000,000	3,470,776		(3,704)
Net unrealized appreciation on foreign currency forward contracts					USD	289,378

As of January 31, 2011, the Fund held the following foreign currencies:

		Currency	Cost		Value
Australian Dollar	AUD	1,108	USD	990	USD	1,105
Brazilian Real	BRL	498,338		295,901		298,952
Euro	EUR	69		95		95
Mexican Peso	MXN	3,161,302		250,762		260,597
Turkish Lira	YTL	239,781		161,948		149,447
Total			USD	709,696	USD	710,196

MainStay Government Fund

Portfolio of Investments ††† January 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 97.1%†
	Asset-Backed Securities 2.1%
	Credit Cards 0.3%
	Chase Issuance Trust Series 2006-C4, Class C4 0.551%, due 1/15/14 (a)	$1,000,000	$996,602

	Diversified Financial Services 0.6%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	1,837,819	1,966,636

	Home Equity 0.3%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	259,469	260,338
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	576,102	581,320
			841,658
	Utilities 0.9%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,275,000	2,587,791

	Total Asset-Backed Securities (Cost $5,947,612)		6,392,687

	Corporate Bonds 5.4%
	Agriculture 1.5%
	Altria Group, Inc. 9.70%, due 11/10/18	3,400,000	4,409,504

	Auto Manufacturers 1.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	2,920,000	3,310,670

	Electric 1.1%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,030,000	3,076,829

	Pipelines 0.7%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,700,000	2,161,861

	Real Estate Investment Trusts 1.0%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,150,000	2,376,930
	ProLogis 7.375%, due 10/30/19	600,000	688,882
			3,065,812
	Total Corporate Bonds (Cost $15,155,581)		16,024,676

	Mortgage-Backed Securities 2.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	232,167	233,481
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40	1,970,000	2,109,824
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.971%, due 8/25/36 (c)	756,142	723,174
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	763,097
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	654,471
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,059,864
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35	950,000	1,014,885
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.69%, due 2/25/42 (a)(d)(e)(f)	1,471,709	1,406,953
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/15 (d)	800,000	820,207

	Total Mortgage-Backed Securities (Cost $8,642,758)		8,785,956

	Municipal Bond 1.1%
	Michigan 1.1%
	Michigan Finance Authority Series E 4.75%, due 8/22/11	3,250,000	3,255,590

	Total Municipal Bond (Cost $3,265,350)		3,255,590

	U.S. Government & Federal Agencies 85.6%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	397,116	405,970

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.4%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	4,095,533

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,409,023	284,218
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	230,863	47,241
			331,459
¤	Federal Home Loan Bank 1.9%
	5.125%, due 8/14/13	5,140,000	5,684,984

	Federal Home Loan Mortgage Corporation 0.6%
	4.75%, due 11/17/15	1,615,000	1,808,337

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.8%
	2.553%, due 3/1/35 (a)	71,422	74,620
	3.50%, due 10/1/25	1,279,450	1,287,203
¤	3.50%, due 11/1/25	5,875,434	5,911,035
	4.00%, due 3/1/25	4,167,021	4,295,070
	4.00%, due 7/1/25	1,731,620	1,784,831
	5.00%, due 1/1/20	618,282	661,379
	5.00%, due 6/1/33	2,567,663	2,715,874
	5.00%, due 8/1/33	2,103,466	2,217,442
	5.00%, due 5/1/36	2,231,559	2,341,319
	5.04%, due 6/1/35 (a)	901,030	956,248
	5.50%, due 1/1/21	1,369,301	1,479,701
	5.50%, due 11/1/35	1,323,429	1,427,811
	5.50%, due 11/1/36	454,709	492,307
	5.652%, due 2/1/37 (a)	173,592	183,567
	6.50%, due 4/1/37	316,607	352,070
			26,180,477
	Federal National Mortgage Association 8.8%
	1.20%, due 9/27/13	3,900,000	3,894,454
	2.50%, due 5/15/14	4,650,000	4,821,645
	2.75%, due 3/13/14	5,025,000	5,244,778
	4.625%, due 5/1/13	2,990,000	3,212,181
	5.375%, due 6/12/17	4,675,000	5,372,730
	6.625%, due 11/15/30	3,100,000	3,823,773
			26,369,561
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 39.3%
	2.097%, due 11/1/34 (a)	364,688	378,382
	2.48%, due 4/1/34 (a)	833,797	873,991
¤	3.50%, due 11/1/20	7,431,797	7,666,922
	3.50%, due 10/1/25	2,908,186	2,928,079
¤	3.50%, due 11/1/25	20,921,171	21,064,277
¤	4.50%, due 7/1/18	6,941,420	7,349,831
	4.50%, due 11/1/18	4,579,834	4,849,297
	4.50%, due 6/1/23	4,611,495	4,842,470
	5.00%, due 9/1/17	2,234,814	2,388,496
	5.00%, due 9/1/20	262,956	281,285
	5.00%, due 11/1/33	2,033,675	2,145,618
	5.00%, due 6/1/35	2,517,018	2,652,420
	5.00%, due 1/1/36	611,942	644,478
	5.00%, due 2/1/36	3,252,465	3,425,397
	5.00%, due 5/1/36	3,145,351	3,312,588
	5.00%, due 6/1/36	965,004	1,013,297
	5.00%, due 9/1/36	800,717	843,291
	5.50%, due 1/1/17	177,182	191,772
	5.50%, due 2/1/17	3,537,399	3,826,317
	5.50%, due 6/1/19	1,578,000	1,723,718
	5.50%, due 11/1/19	1,677,888	1,832,830
	5.50%, due 4/1/21	2,964,536	3,208,647
¤	5.50%, due 6/1/33	7,880,277	8,487,303
	5.50%, due 11/1/33	4,239,937	4,566,544
	5.50%, due 12/1/33	5,020,177	5,406,888
	5.50%, due 6/1/34	1,076,328	1,157,557
	5.50%, due 12/1/34	612,182	658,383
	5.50%, due 3/1/35	1,999,177	2,150,052
	5.50%, due 12/1/35	581,082	624,391
	5.50%, due 4/1/36	2,027,260	2,178,354
	5.50%, due 7/1/37	660,695	718,609
	6.00%, due 12/1/16	267,135	291,312
	6.00%, due 11/1/32	1,156,093	1,274,696
	6.00%, due 1/1/33	796,092	877,763
	6.00%, due 3/1/33	946,312	1,043,394
	6.00%, due 9/1/34	278,839	306,138
	6.00%, due 9/1/35	3,025,695	3,333,397
	6.00%, due 10/1/35	684,154	753,319
	6.00%, due 6/1/36	2,015,385	2,195,690
	6.00%, due 11/1/36	2,330,998	2,551,922
	6.00%, due 4/1/37	513,660	554,478
	6.50%, due 10/1/31	580,768	655,620
	6.50%, due 2/1/37	257,292	286,513
			117,515,726
	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.0%
	4.00%, due 9/20/40	3,478,004	3,496,273
¤	4.50%, due 5/20/40	6,255,558	6,482,768
	5.00%, due 5/1/38 TBA (h)	1,500,000	1,591,875
	5.50%, due 4/1/36 TBA (h)	2,950,000	3,179,085
	6.00%, due 8/15/32	1,038,637	1,146,118
	6.00%, due 12/15/32	444,452	490,444
	6.50%, due 8/15/28	390,366	442,265
	6.50%, due 4/15/31	895,898	1,014,625
			17,843,453
¤	Overseas Private Investment Corporation 2.6%
	5.142%, due 12/15/23 (i)	7,105,308	7,795,305

	Tennessee Valley Authority 3.0%
	4.65%, due 6/15/35 (i)	5,605,000	5,314,235
	6.25%, due 12/15/17 (i)	2,980,000	3,551,370
			8,865,605
	United States Treasury Bonds 3.0%
	4.375%, due 5/15/40	3,235,000	3,134,424
	6.25%, due 8/15/23	515,000	641,497
	6.25%, due 5/15/30	455,000	572,091
	8.75%, due 8/15/20	3,135,000	4,564,366
			8,912,378
	United States Treasury Notes 9.3%
¤	0.375%, due 8/31/12	9,900,000	9,889,942
	1.50%, due 7/15/12	2,200,000	2,235,407
	2.00%, due 7/15/14 T.I.P.S. (j)	4,643,040	5,075,423
	2.625%, due 8/15/20	1,215,000	1,145,612
¤	4.75%, due 8/15/17	8,345,000	9,464,407
			27,810,791
	United States Treasury Strip Principal 0.7%
	(zero coupon), due 8/15/28	4,665,000	2,080,263

	Total U.S. Government & Federal Agencies (Cost $248,130,099)		255,699,842
	Total Long-Term Bonds (Cost $281,141,400)		290,158,751

	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $12,304,658 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $12,320,000 and a Market Value of $12,552,848)	12,304,654	12,304,654
	Total Short-Term Investment (Cost $12,304,654)		12,304,654
	Total Investments (Cost $293,446,054) (k)	101.2%	302,463,405

	Other Assets, Less Liabilities	(1.2)	(3,690,640)
	Net Assets	100.0%	$298,772,765

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2011 is $841,658, which represents 0.3% of the Fund's net assets.
(c)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security - The total market value of this security at January 31, 2011 is $1,406,953, which represents 0.5% of the Fund's net assets.
(f)	Illiquid security - The total market value of this security at January 31, 2011 is $1,406,953, which represents 0.5% of the Fund's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2011 is $4,770,960, which represents 1.6% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At January 31, 2011, cost is $293,446,054 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,929,174
Gross unrealized depreciation	(2,911,823)
Net unrealized appreciation	$9,017,351

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,392,687	$—	$6,392,687
Corporate Bonds	—	16,024,676	—	16,024,676
Mortgage-Backed Securities (b)	—	7,379,003	1,406,953	8,785,956
Municipal Bond	—	3,255,590	—	3,255,590
U.S. Government & Federal Agencies	—	255,699,842	—	255,699,842
Total Long-Term Bonds	—	288,751,798	1,406,953	290,158,751
Short-Term Investment
Repurchase Agreement	—	12,304,654	—	12,304,654
Total Investments in Securities	$—	$301,056,452	$1,406,953	$302,463,405

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 security valued at $1,406,953 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,412,917	$151	$228	$8,447	$-	$(14,790)	$-	$-	$1,406,953	$7,943
Total	$1,412,917	$151	$228	$8,447	$-	$(14,790)	$-	$-	$1,406,953	$7,943

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 93.8%†
	Convertible Bonds 0.9%
	Health Care - Products 0.1%
	Bio Rad Labs
	8.00%, due 9/15/16	$7,810,000	$8,610,525

	Holding Companies - Diversified 0.5%
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	4.00%, due 8/15/13 (a)(b)	1,690,000	1,622,400
	Icahn Enterprises, L.P.
	4.00%, due 8/15/13 (b)	28,630,000	27,484,800
			29,107,200
	Internet 0.0%‡
	At Home Corp.
	4.75%, due 12/31/49 (c)(d)(e)(f)	61,533,853	6,153

	Retail 0.2%
	Penske Auto Group, Inc.
	3.50%, due 4/1/26	11,665,000	11,752,488
	Sonic Automotive, Inc.
	5.00%, due 10/1/29	2,500,000	3,028,125
			14,780,613
	Telecommunications 0.1%
	NII Holdings, Inc.
	3.125%, due 6/15/12	7,385,000	7,311,150

	Total Convertible Bonds
	(Cost $54,192,907)		59,815,641

	Corporate Bonds 79.4%
	Advertising 0.8%
	Interpublic Group of Cos., Inc.
	6.25%, due 11/15/14	10,240,000	11,059,200
	Lamar Media Corp.
	6.625%, due 8/15/15	16,883,000	17,283,971
	Series C
	6.625%, due 8/15/15	2,765,000	2,823,756
	7.875%, due 4/15/18	7,490,000	7,958,125
	9.75%, due 4/1/14	9,780,000	11,320,350
			50,445,402
	Aerospace & Defense 0.9%
	BE Aerospace, Inc.
	8.50%, due 7/1/18	9,750,000	10,627,500
	DAE Aviation Holdings, Inc.
	11.25%, due 8/1/15 (a)	14,700,000	15,398,250
	TransDigm, Inc.
	7.75%, due 12/15/18 (a)	32,500,000	34,856,250
			60,882,000
	Agriculture 0.1%
	Alliance One International, Inc.
	10.00%, due 7/15/16	5,995,000	6,294,750

	Airlines 0.0%‡
	Northwest Airlines, Inc.
	Series 2001-1, Class 1B
	7.691%, due 10/1/18	3,009,681	3,069,874
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (d)(f)(g)	11,810,900	26,575
	7.875%, due 12/31/49 (d)(f)(g)	8,723,000	8,723
	8.70%, due 3/15/49 (d)(f)(g)	445,000	445
	8.875%, due 6/1/49 (d)(f)(g)	5,229,300	5,229
	9.875%, due 3/15/37 (d)(f)(g)	18,534,200	18,534
	10.00%, due 2/1/49 (d)(f)(g)	14,683,200	14,683
			3,144,063
	Apparel 0.6%
	Hanesbrands, Inc.
	6.375%, due 12/15/20 (a)	6,776,000	6,530,370
	8.00%, due 12/15/16	14,420,000	15,573,600
	Unifi, Inc.
	11.50%, due 5/15/14	19,156,000	20,018,020
			42,121,990
	Auto Manufacturers 0.2%
	Ford Motor Co.
	6.50%, due 8/1/18	2,645,000	2,767,675
	Oshkosh Corp.
	8.25%, due 3/1/17	5,955,000	6,535,613
	8.50%, due 3/1/20	5,960,000	6,660,300
			15,963,588
	Auto Parts & Equipment 2.6%
	Affinia Group Holdings, Inc.
	9.00%, due 11/30/14 (a)	17,230,000	17,574,600
	Allison Transmission, Inc.
	11.25%, due 11/1/15 (a)(h)	5,151,800	5,654,101
	Cooper Standard Automotive, Inc.
	8.50%, due 5/1/18 (a)	13,020,000	14,029,050
	Cooper Tire & Rubber Co.
	7.625%, due 3/15/27	5,325,000	5,098,688
	Dana Holding Corp.
	6.50%, due 2/15/19	7,405,000	7,534,587
	6.75%, due 2/15/21	5,345,000	5,425,175
	Exide Technologies
	8.625%, due 2/1/18 (a)	13,250,000	13,962,187
	FleetPride Corp.
	11.50%, due 10/1/14 (a)	17,795,000	17,528,075
	Goodyear Tire & Rubber Co. (The)
	8.25%, due 8/15/20	12,800,000	13,408,000
	10.50%, due 5/15/16	11,415,000	12,956,025
	Lear Corp.
	8.125%, due 3/15/20	3,145,000	3,467,363
	Lear Corp. (Escrow Shares)
	8.75%, due 12/1/16 (c)(f)(g)	15,444,000	23,166
	Tenneco, Inc.
	6.875%, due 12/15/20 (a)	14,450,000	14,811,250
	7.75%, due 8/15/18 (a)	1,300,000	1,374,750
	8.125%, due 11/15/15	13,521,000	14,433,667
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (a)	15,410,000	16,951,000
	8.875%, due 12/1/17 (a)	11,595,000	13,102,350
			177,334,034
	Banks 2.2%
¤	Ally Financial, Inc.
	6.25%, due 12/1/17 (a)	3,698,000	3,818,185
	7.50%, due 9/15/20 (a)	13,432,000	14,640,880
	8.30%, due 2/12/15	39,171,000	44,263,230
	CapitalSource, Inc.
	12.75%, due 7/15/14 (a)	17,975,000	21,682,344
	GMAC, Inc.
	6.75%, due 12/1/14	18,620,000	20,016,500
	6.875%, due 9/15/11	11,930,000	12,228,250
	8.00%, due 11/1/31	13,970,000	15,786,100
	Provident Funding Associates
	10.25%, due 4/15/17 (a)	12,155,000	13,005,850
			145,441,339
	Beverages 0.7%
	Constellation Brands, Inc.
	8.375%, due 12/15/14	6,437,000	7,112,885
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	11,032,200
	8.375%, due 11/15/17	25,982,000	28,093,037
			46,238,122
	Building Materials 1.8%
	Associated Materials LLC
	9.125%, due 11/1/17 (a)	9,316,000	10,014,700
	Building Materials Corp. of America
	6.875%, due 8/15/18 (a)	15,653,000	15,887,795
	7.00%, due 2/15/20 (a)	15,565,000	16,343,250
	7.50%, due 3/15/20 (a)	14,915,000	15,362,450
	Compression Polymers Corp.
	10.50%, due 7/1/13	5,660,000	5,787,350
	CRH America, Inc.
	5.625%, due 9/30/11	2,318,000	2,387,239
	Texas Industries, Inc.
	9.25%, due 8/15/20	30,690,000	32,915,025
	USG Corp.
	8.375%, due 10/15/18 (a)	7,559,000	7,842,462
	9.75%, due 8/1/14 (a)	11,270,000	12,171,600
			118,711,871
	Chemicals 1.9%
	CF Industries, Inc.
	6.875%, due 5/1/18	9,615,000	10,552,462
	7.125%, due 5/1/20	10,955,000	12,173,744
	Georgia Gulf Corp.
	9.00%, due 1/15/17 (a)	23,240,000	25,651,150
	Huntsman International LLC
	5.50%, due 6/30/16	11,846,000	11,609,080
	Nalco Co.
	8.25%, due 5/15/17	2,390,000	2,626,013
	Olin Corp.
	8.875%, due 8/15/19	7,788,000	8,625,210
	Omnova Solutions, Inc.
	7.875%, due 11/1/18 (a)	2,355,000	2,413,875
	Phibro Animal Health Corp.
	9.25%, due 7/1/18 (a)	41,730,000	43,294,875
	PolyOne Corp.
	7.375%, due 9/15/20	726,000	764,115
	Westlake Chemical Corp.
	6.625%, due 1/15/16	8,035,000	8,296,137
			126,006,661
	Coal 1.2%
	Arch Coal, Inc.
	7.25%, due 10/1/20	7,475,000	7,867,437
	8.75%, due 8/1/16	4,240,000	4,695,800
	Consol Energy, Inc.
	8.00%, due 4/1/17 (a)	30,785,000	33,401,725
	Peabody Energy Corp.
	5.875%, due 4/15/16	3,005,000	3,035,050
	6.50%, due 9/15/20	21,655,000	22,981,369
	7.375%, due 11/1/16	2,185,000	2,447,200
	7.875%, due 11/1/26	7,080,000	7,965,000
			82,393,581
	Commercial Services 2.3%
	Cenveo Corp.
	8.875%, due 2/1/18	6,105,000	6,028,687
	Corrections Corp. of America
	6.25%, due 3/15/13	2,339,000	2,344,847
	6.75%, due 1/31/14	1,405,000	1,436,613
	7.75%, due 6/1/17	6,990,000	7,636,575
	El Comandante Capital Corp. (Escrow Shares)
	(zero coupon), due 12/31/50 (c)(d)(f)(g)	21,941,051	1,579,756
	Ford Holdings LLC
	9.30%, due 3/1/30	10,935,000	13,198,895
	Ford Holdings, Inc.
	9.375%, due 3/1/20	750,000	861,047
	Global Cash Acceptance/Global Cash Finance Corp.
	8.75%, due 3/15/12	684,000	684,000
	Great Lakes Dredge & Dock Corp.
	7.375%, due 2/1/19 (a)	13,300,000	13,433,000
	7.75%, due 12/15/13	17,235,000	17,536,612
	iPayment, Inc.
	9.75%, due 5/15/14	16,404,000	15,952,890
	Knowledge Learning Corp., Inc.
	7.75%, due 2/1/15 (a)	27,015,000	26,778,619
	Lender Processing Services, Inc.
	8.125%, due 7/1/16	17,236,000	17,796,170
	PHH Corp.
	9.25%, due 3/1/16 (a)	12,385,000	13,282,912
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (c)(f)(g)	460,000	23,920
	9.75%, due 1/15/49 (a)(c)(f)(g)	26,020,000	1,353,040
	Valassis Communications, Inc.
	6.625%, due 2/1/21 (a)	13,300,000	13,233,500
			153,161,083
	Computers 0.5%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	12,070,000	12,100,175
	10.625%, due 5/15/15	19,260,000	21,402,675
			33,502,850
	Distribution & Wholesale 0.6%
	ACE Hardware Corp.
	9.125%, due 6/1/16 (a)	20,618,000	22,112,805
	American Tire Distributors, Inc.
	9.75%, due 6/1/17 (a)	18,555,000	20,317,725
			42,430,530
	Electric 4.3%
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17	14,619,029	14,619,029
¤	Calpine Construction Finance Co., L.P. and CCFC Finance Corp.
	8.00%, due 6/1/16 (a)	49,185,000	52,750,912
	Calpine Corp.
	7.25%, due 10/15/17 (a)	37,579,000	38,424,528
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
	10.00%, due 12/1/20	15,525,000	16,465,893
	GenOn Escrow Corp.
	9.50%, due 10/15/18 (a)	22,300,000	23,331,375
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (a)	5,925,000	6,384,188
	8.625%, due 11/14/11	15,090,000	15,769,050
	NRG Energy, Inc.
	7.25%, due 2/1/14	14,667,000	14,969,580
	PNM Resources, Inc.
	9.25%, due 5/15/15	10,345,000	11,586,400
	Public Service Co. of New Mexico
	7.95%, due 5/15/18	9,965,000	11,278,626
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series B
	9.237%, due 7/2/17	489,591	523,863
	Series C
	9.681%, due 7/2/26	6,425,000	6,939,000
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,625,000	4,856,250
	7.875%, due 6/15/17	66,835,000	67,336,262
			285,234,956
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	12,717,950
	9.25%, due 6/15/19	15,000,000	16,612,500
			29,330,450
	Energy - Alternate Sources 0.3%
	Headwaters, Inc.
	11.375%, due 11/1/14	16,435,000	18,325,025

	Engineering & Construction 0.5%
	New Enterprise Stone & Lime Co.
	11.00%, due 9/1/18 (a)	27,285,000	27,216,787
	Tutor Perini Corp.
	7.625%, due 11/1/18 (a)	6,290,000	6,415,800
			33,632,587
	Entertainment 2.9%
	American Casino & Entertainment Properties LLC
	11.00%, due 6/15/14	12,900,000	13,512,750
	FireKeepers Development Authority
	13.875%, due 5/1/15 (a)	2,410,000	2,867,900
	Greektown Superholdings, Inc.
	13.00%, due 7/1/15 (a)	23,785,000	26,936,512
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14	6,561,000	6,478,988
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14	25,835,000	25,835,000
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	3,940,000	3,447,500
	8.00%, due 4/1/12	4,175,000	3,538,313
	NAI Entertainment Holdings LLC
	8.25%, due 12/15/17 (a)	23,655,000	25,192,575
	Peninsula Gaming LLC
	8.375%, due 8/15/15	10,095,000	10,700,700
	10.75%, due 8/15/17	10,005,000	11,030,512
	Penn National Gaming, Inc.
	6.75%, due 3/1/15	27,185,000	27,762,681
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	6,157,000	6,372,495
	8.625%, due 8/1/17	7,320,000	8,015,400
	8.75%, due 5/15/20	4,115,000	4,372,188
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13	3,921,000	3,960,210
	8.75%, due 6/1/16	11,035,000	12,028,150
	United Artists Theatre Circuit, Inc.
	Series BA7
	9.30%, due 7/1/15 (c)(f)	1,296,167	907,317
	Vail Resorts, Inc.
	6.75%, due 2/15/14	2,654,000	2,687,175
			195,646,366
	Environmental Controls 0.6%
	Clean Harbors, Inc.
	7.625%, due 8/15/16	8,658,000	9,177,480
	Geo Sub Corp.
	11.00%, due 5/15/12	28,640,000	27,566,000
			36,743,480
	Finance - Auto Loans 2.8%
	AmeriCredit Corp.
	8.50%, due 7/1/15	19,465,000	20,486,913
	Credit Acceptance Corp.
	9.125%, due 2/1/17 (a)	4,000,000	4,300,000
¤	Ford Motor Credit Co. LLC
	5.552%, due 6/15/11 (b)	2,790,000	2,824,875
	5.625%, due 9/15/15	2,390,000	2,511,756
	6.625%, due 8/15/17	12,875,000	13,796,348
	7.00%, due 4/15/15	5,185,000	5,701,016
	7.25%, due 10/25/11	27,690,000	28,542,991
	7.50%, due 8/1/12	11,930,000	12,737,780
	8.00%, due 6/1/14	33,730,000	37,770,314
	8.125%, due 1/15/20	5,910,000	6,926,254
	9.875%, due 8/10/11	6,000,000	6,235,146
	12.00%, due 5/15/15	17,800,000	22,568,727
	General Motors Acceptance Corp. LLC
	6.75%, due 12/1/14	19,305,000	20,633,647
	7.25%, due 3/2/11	3,340,000	3,352,746
			188,388,513
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	19,030,000	19,838,775
	8.45%, due 6/15/18	4,760,000	5,142,852
			24,981,627
	Finance - Other Services 0.6%
	Nationstar Mortgage/Nationstar Capital Corp.
	10.875%, due 4/1/15 (a)	28,512,000	28,654,560
	Salton Sea Funding Corp.
	Series E
	8.30%, due 5/30/11 (c)	6,619	6,678
	SquareTwo Financial Corp.
	11.625%, due 4/1/17 (a)	12,475,000	12,350,250
			41,011,488
	Food 2.7%
	American Seafoods Group LLC/American Seafoods Finance, Inc.
	10.75%, due 5/15/16 (a)	17,678,000	18,915,460
	American Stores Co.
	8.00%, due 6/1/26	18,999,000	16,149,150
	ASG Consolidated LLC/ASG Finance, Inc.
	15.00%, due 5/15/17 (a)(h)	13,489,950	13,422,500
	B&G Foods, Inc.
	7.625%, due 1/15/18	12,630,000	13,387,800
	C&S Group Enterprises LLC
	8.375%, due 5/1/17 (a)	3,010,000	2,983,663
	Dean Foods Co.
	9.75%, due 12/15/18 (a)	8,145,000	8,470,800
	Smithfield Foods, Inc.
	10.00%, due 7/15/14	19,127,000	22,498,134
	Stater Brothers Holdings, Inc.
	7.375%, due 11/15/18 (a)	9,135,000	9,443,306
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (c)(f)	23,700,000	23,818,500
	7.75%, due 3/1/18	11,560,000	12,470,350
	Tyson Foods, Inc.
	8.25%, due 10/1/11	12,280,000	12,771,200
	10.50%, due 3/1/14	22,683,000	26,992,770
			181,323,633
	Forest Products & Paper 2.2%
	ABI Escrow Corp.
	10.25%, due 10/15/18 (a)	26,965,000	30,403,038
	Clearwater Paper Corp.
	7.125%, due 11/1/18 (a)	9,720,000	10,084,500
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)	2,880,000	2,980,800
	7.125%, due 1/15/17 (a)	6,845,000	7,289,925
	7.25%, due 6/1/28	2,370,000	2,494,425
	7.75%, due 11/15/29	1,174,000	1,300,205
	8.125%, due 5/15/11	31,872,000	32,748,480
	8.875%, due 5/15/31	29,615,000	36,056,262
	Georgia-Pacific LLC
	8.25%, due 5/1/16 (a)	4,398,000	4,947,750
	9.50%, due 12/1/11	3,000,000	3,187,500
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	3,647,922
	7.375%, due 10/1/19	6,670,000	7,292,718
	7.375%, due 3/15/32	1,655,000	1,678,577
	8.50%, due 1/15/25	4,130,000	4,668,052
			148,780,154
	Hand & Machine Tools 0.1%
	Baldor Electric Co.
	8.625%, due 2/15/17	8,521,000	9,500,915

	Health Care - Products 1.0%
	Alere, Inc.
	8.625%, due 10/1/18	7,230,000	7,519,200
	Biomet, Inc.
	10.00%, due 10/15/17	12,100,000	13,521,750
	10.375%, due 10/15/17 (h)	4,990,000	5,588,800
	11.625%, due 10/15/17	16,490,000	18,633,700
	Hanger Orthopedic Group, Inc.
	7.125%, due 11/15/18	17,125,000	17,446,094
	Universal Hospital Services, Inc.
	3.834%, due 6/1/15 (b)	930,000	876,525
	8.50%, due 6/1/15 (h)	1,705,000	1,775,331
			65,361,400
	Health Care - Services 3.9%
	Alliance HealthCare Services, Inc.
	8.00%, due 12/1/16	8,735,000	8,516,625
	American Renal Holdings
	8.375%, due 5/15/18	10,555,000	10,858,456
	Capella Healthcare, Inc.
	9.25%, due 7/1/17 (a)	14,597,000	15,801,252
	Centene Corp.
	7.25%, due 4/1/14	6,047,000	6,258,645
	Community Health Systems, Inc.
	8.875%, due 7/15/15	17,590,000	18,579,437
	DaVita, Inc.
	6.375%, due 11/1/18	14,650,000	14,759,875
	6.625%, due 11/1/20	6,850,000	6,952,750
	Gentiva Health Services, Inc.
	11.50%, due 9/1/18	14,235,000	15,889,819
	HCA Holdings, Inc.
	7.75%, due 5/15/21 (a)	3,315,000	3,455,888
¤	HCA, Inc.
	5.75%, due 3/15/14	9,524,000	9,619,240
	6.30%, due 10/1/12	23,321,000	23,962,327
	6.75%, due 7/15/13	9,545,000	9,950,662
	7.19%, due 11/15/15	5,697,000	5,597,303
	7.875%, due 2/1/11	11,310,000	11,310,000
	8.50%, due 4/15/19	15,775,000	17,589,125
	9.00%, due 12/15/14	1,595,000	1,682,725
	9.125%, due 11/15/14	1,815,000	1,905,750
	9.875%, due 2/15/17	3,645,000	4,036,838
	HealthSouth Corp.
	7.75%, due 9/15/22	1,845,000	1,918,800
	8.125%, due 2/15/20	3,060,000	3,312,450
	MultiPlan, Inc.
	9.875%, due 9/1/18 (a)	27,380,000	29,467,725
	Res-Care, Inc.
	10.75%, due 1/15/19 (a)	12,395,000	13,324,625
	Select Medical Corp.
	7.625%, due 2/1/15	5,000,000	5,100,000
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19 (a)	9,990,000	10,114,875
	8.00%, due 2/1/18	3,795,000	3,899,363
	8.00%, due 2/1/18 (a)	8,960,000	9,184,000
			263,048,555
	Healthcare, Education & Childcare 0.2%
	Giant Funding Corp.
	8.25%, due 2/1/18 (a)	11,805,000	12,232,931

	Holding Companies - Diversified 0.5%
	Leucadia National Corp.
	8.125%, due 9/15/15	14,255,000	15,680,500
	Susser Holdings LLC/Susser Finance Corp.
	8.50%, due 5/15/16	17,668,000	19,081,440
			34,761,940
	Home Furnishing 0.1%
	Sealy Mattress Co.
	10.875%, due 4/15/16 (a)	6,849,000	7,782,176

	Household Products & Wares 1.2%
	Central Garden and Pet Co.
	8.25%, due 3/1/18	18,075,000	18,617,250
	Diversey, Inc.
	8.25%, due 11/15/19	500,000	541,250
	Jarden Corp.
	6.125%, due 11/15/22	4,690,000	4,549,300
	7.50%, due 5/1/17	19,505,000	20,529,013
	Prestige Brands, Inc.
	8.25%, due 4/1/18 (a)	1,151,000	1,197,040
	Rent A Center, Inc.
	6.625%, due 11/15/20 (a)	9,300,000	9,160,500
	Spectrum Brands, Inc.
	9.50%, due 6/15/18 (a)	23,717,000	26,029,407
			80,623,760
Housewares 0.4%
Libbey Glass, Inc.
10.00%, due 2/15/15	25,801,000	27,897,331

Insurance 1.7%
AIG SunAmerica Global Financing VI
6.30%, due 5/10/11 (a)	14,221,000	14,416,539
Crum & Forster Holdings Corp.
7.75%, due 5/1/17	38,265,000	40,178,250
HUB International Holdings, Inc.
9.00%, due 12/15/14 (a)	19,301,000	20,073,040
Ironshore Holdings (US), Inc.
8.50%, due 5/15/20 (a)	16,890,000	17,643,463
Lumbermens Mutual Casualty Co.
8.30%, due 12/1/37 (a)(c)(d)(f)	8,525,000	85,250
8.45%, due 12/1/97 (a)(c)(d)(f)	2,575,000	25,750
9.15%, due 7/1/26 (a)(c)(d)(f)	42,123,000	421,230
USI Holdings Corp.
4.161%, due 11/15/14 (a)(b)	1,675,000	1,570,313
9.75%, due 5/15/15 (a)	11,100,000	11,377,500
Willis North America, Inc.
6.20%, due 3/28/17	5,882,000	6,057,242
		111,848,577
Internet 0.3%
Expedia, Inc.
8.50%, due 7/1/16 (a)	20,264,000	22,189,080

Investment Management/Advisory Services 0.7%
Janus Capital Group, Inc.
6.125%, due 9/15/11	2,020,000	2,058,865
6.95%, due 6/15/17	26,050,000	27,524,221
Nuveen Investments, Inc.
10.50%, due 11/15/15	2,670,000	2,750,100
Pinafore LLC/Pinafore, Inc.
9.00%, due 10/1/18 (a)	13,805,000	15,237,269
		47,570,455
Iron & Steel 0.6%
Allegheny Ludlum Corp.
6.95%, due 12/15/25	6,860,000	7,368,196
Allegheny Technologies, Inc.
8.375%, due 12/15/11	2,460,000	2,554,085
9.375%, due 6/1/19	7,475,000	9,286,514
Ryerson, Inc.
7.679%, due 11/1/14 (a)(b)	1,040,000	1,003,600
7.679%, due 11/1/14 (b)	2,395,000	2,311,175
12.00%, due 11/1/15	13,784,000	14,611,040
		37,134,610
Leisure Time 0.5%
Brunswick Corp.
11.25%, due 11/1/16 (a)	11,240,000	13,516,100
Harley-Davidson Funding Corp.
5.25%, due 12/15/12 (a)	250,000	261,568
6.80%, due 6/15/18 (a)	11,975,000	12,906,487
Town Sports International Holdings, Inc.
11.00%, due 2/1/14	4,645,000	4,726,287
		31,410,442
Lodging 1.0%
Ameristar Casinos, Inc.
9.25%, due 6/1/14	1,895,000	2,032,387
Majestic Star Casino LLC
9.50%, due 10/15/10 (d)	7,690,000	4,229,500
MGM Mirage, Inc.
13.00%, due 11/15/13	5,364,000	6,409,980
San Pasqual Casino
8.00%, due 9/15/13 (a)	250,000	250,313
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.802%, due 3/15/14 (a)(b)	17,655,000	16,683,975
Sheraton Holding Corp.
7.375%, due 11/15/15	1,490,000	1,665,075
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, due 2/15/13	7,995,000	8,474,700
6.75%, due 5/15/18	12,405,000	13,335,375
7.875%, due 5/1/12	12,615,000	13,513,819
		66,595,124
Machinery - Construction & Mining 0.1%
Terex Corp.
10.875%, due 6/1/16	7,415,000	8,601,400

Machinery - Diversified 0.1%
Briggs & Stratton Corp.
6.875%, due 12/15/20	7,945,000	8,302,525

Media 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, due 1/1/19	16,260,000	16,381,950
7.25%, due 10/30/17	5,405,000	5,621,200
7.875%, due 4/30/18	6,875,000	7,235,938
Charter Communications Operating LLC
8.00%, due 4/30/12 (a)	42,854,000	45,157,402
Charter Communications Operating LLC/Charter Communications Operating Capital
10.875%, due 9/15/14 (a)	410,000	461,250
CSC Holdings, Inc.
6.75%, due 4/15/12	25,745,000	26,871,344
8.50%, due 4/15/14	7,185,000	8,029,238
EchoStar DBS Corp.
6.375%, due 10/1/11	11,491,000	11,792,639
HSN, Inc.
11.25%, due 8/1/16	23,375,000	26,764,375
Morris Publishing Group LLC
10.00%, due 9/1/14 (c)	7,152,242	6,937,675
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, due 10/15/18 (a)	30,638,000	32,859,255
11.50%, due 5/1/16	1,305,000	1,521,956
ProQuest LLC/ProQuest Notes Co.
9.00%, due 10/15/18 (a)	18,845,000	19,693,025
Rainbow National Services LLC
8.75%, due 9/1/12 (a)	10,205,000	10,230,512
10.375%, due 9/1/14 (a)	24,935,000	25,870,062
		245,427,821
Metal Fabricate & Hardware 0.5%
Mueller Water Products, Inc.
7.375%, due 6/1/17	17,140,000	16,647,225
8.75%, due 9/1/20	13,000,000	14,430,000
Neenah Foundry Co.
15.00%, due 7/29/15 (c)(h)	3,699,999	3,667,624
		34,744,849
Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	5,026,000	5,296,148
8.375%, due 4/1/17	22,905,000	25,539,075
		30,835,223
Miscellaneous - Manufacturing 1.7%
Actuant Corp.
6.875%, due 6/15/17	15,850,000	16,127,375
Amsted Industries, Inc.
8.125%, due 3/15/18 (a)	31,385,000	33,268,100
Koppers, Inc.
7.875%, due 12/1/19	12,155,000	13,127,400
Polypore International, Inc.
7.50%, due 11/15/17 (a)	20,000,000	20,700,000
SPX Corp.
6.875%, due 9/1/17 (a)	25,425,000	27,331,875
7.625%, due 12/15/14	5,235,000	5,719,237
		116,273,987
Office Furnishings 0.3%
Interface, Inc.
7.625%, due 12/1/18 (a)	18,500,000	19,378,750

Oil & Gas 9.7%
Anadarko Petroleum Corp.
6.375%, due 9/15/17	11,145,000	12,310,488
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
12.125%, due 8/1/17	8,475,000	10,826,813
Berry Petroleum Co.
6.75%, due 11/1/20	7,800,000	7,956,000
10.25%, due 6/1/14	9,915,000	11,427,038
BreitBurn Energy Partners, L.P.
8.625%, due 10/15/20 (a)	16,170,000	16,735,950
Chaparral Energy, Inc.
8.50%, due 12/1/15	21,514,000	22,320,775
Chesapeake Energy Corp.
6.50%, due 8/15/17	30,590,000	31,737,125
6.875%, due 8/15/18	12,360,000	12,900,750
Comstock Resources, Inc.
6.875%, due 3/1/12	13,560,000	13,576,950
Concho Resources, Inc./Midland TX
7.00%, due 1/15/21	6,525,000	6,802,313
8.625%, due 10/1/17	8,441,000	9,285,100
Continental Resources, Inc.
7.125%, due 4/1/21 (a)	4,440,000	4,684,200
7.375%, due 10/1/20	14,605,000	15,554,325
Denbury Resources, Inc.
7.50%, due 12/15/15	1,715,000	1,783,600
8.25%, due 2/15/20	23,900,000	26,319,875
9.75%, due 3/1/16	6,980,000	7,887,400
Forest Oil Corp.
8.00%, due 12/15/11	13,785,000	14,405,325
Frontier Oil Corp.
6.875%, due 11/15/18	8,390,000	8,641,700
8.50%, due 9/15/16	13,825,000	14,931,000
Hilcorp Energy I, L.P./Hilcorp Finance Co.
7.75%, due 11/1/15 (a)	27,256,000	28,278,100
9.00%, due 6/1/16 (a)	10,350,000	10,919,250
Holly Corp.
9.875%, due 6/15/17	18,512,000	20,409,480
KCS Energy, Inc.
7.125%, due 4/1/12	22,555,000	22,611,387
Linn Energy LLC
9.875%, due 7/1/18	6,710,000	7,481,650
Linn Energy LLC/Linn Energy Finance Corp.
11.75%, due 5/15/17	13,400,000	15,510,500
Newfield Exploration Co.
6.625%, due 9/1/14	13,765,174	14,074,890
6.625%, due 4/15/16	11,040,000	11,426,400
7.125%, due 5/15/18	12,520,000	13,427,700
Penn Virginia Corp.
10.375%, due 6/15/16	11,560,000	13,005,000
PetroHawk Energy Corp.
7.25%, due 8/15/18 (a)	15,995,000	16,434,862
7.875%, due 6/1/15	8,390,000	8,893,400
10.50%, due 8/1/14	7,425,000	8,538,750
Petroquest Energy, Inc.
10.00%, due 9/1/17	29,400,000	30,796,500
Pioneer Drilling Co.
9.875%, due 3/15/18	13,275,000	14,353,594
Plains Exploration & Production Co.
7.75%, due 6/15/15	3,265,000	3,420,088
10.00%, due 3/1/16	19,230,000	21,729,900
Pride International, Inc.
6.875%, due 8/15/20	11,595,000	12,667,538
Range Resources Corp.
6.375%, due 3/15/15	5,000,000	5,087,500
7.25%, due 5/1/18	2,500,000	2,662,500
7.50%, due 5/15/16	4,485,000	4,686,825
8.00%, due 5/15/19	11,655,000	12,820,500
Rosetta Resources, Inc.
9.50%, due 4/15/18	9,795,000	10,811,231
SM Energy Co.
6.625%, due 2/15/19 (a)	13,420,000	13,420,000
Stone Energy Corp.
6.75%, due 12/15/14	13,375,000	13,140,937
8.625%, due 2/1/17	10,470,000	10,784,100
W&T Offshore, Inc.
8.25%, due 6/15/14 (a)	9,585,000	9,632,925
Whiting Petroleum Corp.
6.50%, due 10/1/18	10,120,000	10,436,250
7.00%, due 2/1/14	27,634,000	29,292,040
		646,840,524
Oil & Gas Services 0.4%
American Petroleum Tankers LLC/AP Tankers Co.
10.25%, due 5/1/15 (a)	12,730,000	13,255,113
Complete Production Services, Inc.
8.00%, due 12/15/16	15,290,000	16,092,725
		29,347,838
Packaging & Containers 1.8%
Ball Corp.
6.75%, due 9/15/20	5,830,000	6,150,650
7.125%, due 9/1/16	10,625,000	11,554,688
7.375%, due 9/1/19	10,356,000	11,171,535
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, due 2/1/21 (a)	13,100,000	13,198,250
Greif, Inc.
6.75%, due 2/1/17	170,000	179,350
7.75%, due 8/1/19	8,100,000	8,829,000
Owens-Brockway Glass Container, Inc.
6.75%, due 12/1/14	22,565,000	23,185,537
7.375%, due 5/15/16	4,910,000	5,339,625
Plastipak Holdings, Inc.
10.625%, due 8/15/19 (a)	29,530,000	33,221,250
Silgan Holdings, Inc.
7.25%, due 8/15/16	8,740,000	9,351,800
		122,181,685
Pharmaceuticals 1.8%
BioScrip, Inc.
10.25%, due 10/1/15	3,785,000	4,012,100
Catalent Pharma Solutions, Inc.
9.50%, due 4/15/15 (h)	26,423,575	26,985,076
Lantheus Medical Imaging, Inc.
9.75%, due 5/15/17 (a)	12,415,000	13,315,087
Mylan, Inc.
7.625%, due 7/15/17 (a)	15,860,000	17,287,400
7.875%, due 7/15/20 (a)	12,120,000	13,407,750
NBTY, Inc.
9.00%, due 10/1/18 (a)	7,455,000	8,032,763
Quintiles Transnational Corp.
9.50%, due 12/30/14 (a)(h)	18,310,000	18,767,750
Valeant Pharmaceuticals International
6.75%, due 10/1/17 (a)	7,875,000	8,111,250
7.00%, due 10/1/20 (a)	7,875,000	8,121,094
		118,040,270
Pipelines 2.2%
ANR Pipeline Co.
7.375%, due 2/15/24
11.50%, beginning 11/1/11	2,555,000	3,033,368
9.625%, due 11/1/21	19,281,000	26,997,102
Cedar Brakes II LLC
9.875%, due 9/1/13 (a)	11,290,564	11,990,240
Copano Energy LLC
8.125%, due 3/1/16	4,186,000	4,342,975
Copano Energy LLC/Copano Energy Finance Corp.
7.75%, due 6/1/18	29,645,000	30,682,575
Crosstex Energy, L.P. /Crosstex Energy Finance Corp.
8.875%, due 2/15/18	8,590,000	9,298,675
El Paso Natural Gas Co.
7.50%, due 11/15/26	6,029,000	6,665,078
8.375%, due 6/15/32	7,435,000	8,910,067
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
6.75%, due 11/1/20	12,580,000	12,831,600
8.50%, due 7/15/16	27,430,000	28,904,362
8.75%, due 4/15/18	5,688,000	6,214,140
		149,870,182
Real Estate Investment Trusts 1.0%
Host Hotels & Resorts, Inc.
6.00%, due 11/1/20 (a)	4,655,000	4,608,450
Host Hotels & Resorts, L.P.
6.875%, due 11/1/14	6,500,000	6,711,250
Host Marriott, L.P.
6.375%, due 3/15/15	5,645,000	5,757,900
Series Q
6.75%, due 6/1/16	36,455,000	37,639,787
7.125%, due 11/1/13	784,000	795,760
Sabra Health Care, L.P./Sabra Capital Corp.
8.125%, due 11/1/18 (a)	11,951,000	12,399,163
		67,912,310
Retail 3.0%
AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp.
7.125%, due 5/20/16	2,925,000	3,049,313
AmeriGas Partners, L.P./AmeriGas Finance Corp.
6.50%, due 5/20/21	3,700,000	3,764,750
Asbury Automotive Group, Inc.
7.625%, due 3/15/17	3,343,000	3,393,145
8.375%, due 11/15/20 (a)	30,920,000	32,234,100
AutoNation, Inc.
6.75%, due 4/15/18	20,176,000	20,831,720
DineEquity, Inc.
9.50%, due 10/30/18 (a)	31,130,000	33,503,662
Dunkin Finance Corp.
9.625%, due 12/1/18 (a)	13,187,000	13,450,740
J.C. Penney Corp., Inc.
7.125%, due 11/15/23	16,185,000	16,630,087
Limited Brands, Inc.
8.50%, due 6/15/19	3,395,000	3,870,300
Penske Auto Group, Inc.
7.75%, due 12/15/16	17,096,000	17,480,660
Phillips-Van Heusen Corp.
7.375%, due 5/15/20	10,230,000	10,933,313
QVC, Inc.
7.125%, due 4/15/17 (a)	3,410,000	3,580,500
Roadhouse Financing, Inc.
10.75%, due 10/15/17 (a)	3,370,000	3,723,850
Sally Holdings LLC
9.25%, due 11/15/14	17,265,000	18,128,250
Sonic Automotive, Inc.
8.625%, due 8/15/13	1,970,000	1,999,550
9.00%, due 3/15/18	10,320,000	10,939,200
		197,513,140
Software 0.4%
Fidelity National Information Services, Inc.
7.625%, due 7/15/17	10,800,000	11,583,000
7.875%, due 7/15/20	3,565,000	3,859,113
SS&C Technologies, Inc.
11.75%, due 12/1/13	10,036,000	10,437,440
		25,879,553
Storage & Warehousing 0.1%
Mobile Mini, Inc.
7.875%, due 12/1/20 (a)	5,825,000	6,232,750

Telecommunications 4.4%
Alcatel-Lucent USA, Inc.
6.45%, due 3/15/29	22,464,000	17,858,880
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75%, due 5/1/17 (a)	33,700,000	37,070,000
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, due 12/1/15 (a)	33,185,000	36,171,650
Crown Castle International Corp.
7.125%, due 11/1/19	26,105,000	27,736,562
9.00%, due 1/15/15	10,080,000	11,239,200
DigitalGlobe, Inc.
10.50%, due 5/1/14	11,280,000	12,887,400
GCI, Inc.
7.25%, due 2/15/14	12,830,000	12,958,300
8.625%, due 11/15/19	20,585,000	22,386,187
Lucent Technologies, Inc.
6.50%, due 1/15/28	13,865,000	11,022,675
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	22,040,000	21,268,600
7.875%, due 9/1/18	11,274,000	11,781,330
Nextel Communications, Inc.
Series F
5.95%, due 3/15/14	6,695,000	6,703,369
NII Capital Corp.
8.875%, due 12/15/19	800,000	880,000
10.00%, due 8/15/16	7,095,000	7,946,400
Qwest Corp.
7.50%, due 10/1/14	4,400,000	5,027,000
SBA Telecommunications, Inc.
8.25%, due 8/15/19	14,955,000	16,487,888
Sprint Capital Corp.
6.875%, due 11/15/28	25,616,000	22,926,320
8.75%, due 3/15/32	8,680,000	9,038,050
Sprint Nextel Corp.
9.25%, due 4/15/22	1,645,000	1,747,813
		293,137,624
Transportation 1.2%
AMGH Merger Sub, Inc.
9.25%, due 11/1/18 (a)	9,620,000	10,233,275
Florida East Coast Railway Corp.
8.125%, due 2/1/17 (a)	19,909,000	20,655,587
KAR Holdings, Inc.
4.287%, due 5/1/14 (b)	11,780,000	11,367,700
8.75%, due 5/1/14	14,245,000	14,814,800
10.00%, due 5/1/15	8,295,000	8,792,700
Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc.
9.50%, due 5/1/18 (a)	16,270,000	16,717,425
		82,581,487
Trucking & Leasing 0.2%
Greenbrier Cos., Inc.
8.375%, due 5/15/15	13,126,000	13,421,335
Total Corporate Bonds
(Cost $4,929,019,707)		5,321,950,692

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc.
	7.50%, due 11/20/13	C$	22,825,000	25,650,345

	Total Foreign Bond
	(Cost $18,225,464)			25,650,345

	Loan Assignments & Participations 3.3% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan
	4.06%, due 7/31/14		$5,520,497	5,465,292
	Tranche B2 Term Loan
	4.06%, due 7/31/14		5,293,190	5,240,259
				10,705,551
	Auto Manufacturers 0.6%
	Ford Motor Co.
	Term Loan B1
	3.02%, due 12/16/13		38,094,259	38,163,057

	Auto Parts & Equipment 0.1%
	FleetPride Corp.
	Term Loan
	2.803%, due 6/6/13		7,684,375	7,377,000

	Commercial Services 0.2%
	Lender Processing Services, Inc.
	Term Loan A
	2.26%, due 7/2/13		6,803,500	6,752,474
	Ocwen Financial Corp.
	Term Loan
	9.00%, due 7/29/15		9,302,429	9,325,684
				16,078,158
	Food 0.1%
	American Seafoods Group LLC/American Seafoods Finance, Inc.
	Term Loan B
	5.50%, due 5/7/15		8,779,966	8,809,089

	Health Care - Services 0.6%
¤	HCA, Inc.
	Term Loan A
	1.553%, due 11/19/12		4,970,287	4,937,771
	Term Loan B
	2.553%, due 11/18/13		19,964,937	19,915,025
	Sun Healthcare Group, Inc.
	New Term Loan B
	8.00%, due 10/15/16		15,149,778	15,225,527
				40,078,323
	Machinery 0.0%‡
	BHM Technologies LLC
	Exit Term Loan B
	8.50%, due 9/30/13 (c)(d)(f)		5,772,379	15,585

	Media 0.4%
	Nielsen Finance LLC
	Class A Term Loan
	2.261%, due 8/9/13		28,569,721	28,533,723

	Metal Fabricate & Hardware 0.3%
	Neenah Corp.
	Exit Term Loan
	11.00%, due 1/2/15 (c)(f)		18,600,000	18,600,000

	Utilities 0.8%
¤	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3
	3.763%, due 10/10/14		13,806,817	11,390,624
	Term Loan B2
	3.786%, due 10/10/14		46,543,271	38,463,638
				49,854,262
	Total Loan Assignments & Participations
	(Cost $224,803,545)			218,214,748

	Yankee Bonds 9.8% (j)
	Chemicals 1.2%
¤	Nova Chemicals Corp.
	3.568%, due 11/15/13 (b)	24,840,000	24,715,800
	6.50%, due 1/15/12	8,385,000	8,636,550
	8.375%, due 11/1/16	13,850,000	15,096,500
	8.625%, due 11/1/19	27,935,000	30,868,175
			79,317,025
	Commercial Services 0.4%
	National Money Mart Co.
	10.375%, due 12/15/16	23,490,000	25,985,813

	Diversified Financial Services 0.5%
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25	34,850,000	32,846,125

	Entertainment 0.3%
	MU Finance PLC
	8.375%, due 2/1/17 (a)	20,405,000	21,629,300

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH
	12.00%, due 8/1/14 (a)	10,805,000	12,589,683

	Health Care - Products 0.5%
	DJO Finance LLC/DJO Finance Corp.
	9.75%, due 10/15/17 (a)	11,830,000	12,391,925
	10.875%, due 11/15/14	20,197,000	22,166,207
			34,558,132
	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,161,790
	7.75%, due 7/15/37	4,810,000	4,725,825
	8.30%, due 4/15/26	5,395,000	5,597,313
			20,484,928
	Leisure Time 0.2%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.)
	12.875%, due 12/31/16 (a)(c)(f)	12,185,000	16,777,575

	Media 1.4%
	Quebecor Media, Inc.
	7.75%, due 3/15/16	39,000,000	40,462,500
¤	Videotron Ltee
	6.375%, due 12/15/15	2,200,000	2,255,000
	6.875%, due 1/15/14	14,341,000	14,538,189
	9.125%, due 4/15/18	35,235,000	39,419,156
			96,674,845
	Mining 0.5%
	Novelis, Inc.
	8.375%, due 12/15/17 (a)	17,760,000	19,136,400
	8.75%, due 12/15/20 (a)	10,700,000	11,622,875
			30,759,275
	Miscellaneous - Manufacturing 0.1%
	Tyco Electronics Group S.A.
	6.00%, due 10/1/12	6,810,000	7,311,904

	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA
	8.50%, due 12/15/16 (a)	29,330,000	28,890,050

	Pharmaceuticals 0.7%
	ConvaTec Healthcare E S.A.
	10.50%, due 12/15/18 (a)	18,590,000	19,775,112
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
	7.75%, due 9/15/18 (a)	24,940,000	25,937,600
			45,712,712
	Telecommunications 3.0%
	Inmarsat Finance PLC
	7.375%, due 12/1/17 (a)	4,400,000	4,675,000
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	54,265,000	54,536,325
	8.875%, due 1/15/15	15,700,000	16,210,250
	8.875%, due 1/15/15 (a)	20,210,000	20,765,775
	Nortel Networks, Ltd.
	10.125%, due 7/15/13 (d)	3,780,000	3,326,400
	10.75%, due 7/15/16 (d)	5,047,000	4,453,978
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (a)	23,755,000	25,358,462
	Virgin Media Finance PLC
	8.375%, due 10/15/19	14,815,000	16,407,612
	9.125%, due 8/15/16	9,745,000	10,378,425
	9.50%, due 8/15/16	10,315,000	11,720,419
	Virgin Media Secured Finance PLC
	6.50%, due 1/15/18	29,813,000	31,601,780
			199,434,426
	Transportation 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14	6,619,000	6,900,308

	Total Yankee Bonds
	(Cost $605,757,710)		659,872,101
	Total Long-Term Bonds
	(Cost $5,831,999,333)		6,285,503,527

		Shares	Value
	Common Stocks 0.1%
	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (g)	40,952	1,820,726

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (c)(f)(g)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(f)(g)	717,799	4,191,946

	Total Common Stocks
	(Cost $13,856,788)		6,167,746

	Preferred Stock 0.3%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp.
	12.00% (a)(c)	18,108	20,688,390

	Total Preferred Stock
	(Cost $16,260,073)		20,688,390

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp.
	Expires 5/15/18 (c)(g)	12,510	1,563,750

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien
	Expires 12/19/12 (c)(f)(g)	1,141	12
	Unsecured Debt
	Expires 12/19/12 (c)(f)(g)	1,126	11
			23
	Total Warrants
	(Cost $3,413)		1,563,773

		Principal Amount	Value
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $267,343,275 (Collateralized by a United States Treasury Bill and a United States Treasury Note with rates of 0.264% and 1.00% and maturity dates of 1/12/12 and 4/30/12, with aggregate Principal Amount of $271,905,000 and aggregate Market Value of $272,693,474)	$267,343,201	267,343,201

	Total Short-Term Investment
	(Cost $267,343,201)		267,343,201

	Total Investments
	(Cost $6,129,462,808) (k)	98.2%	6,581,266,637

	Other Assets, Less Liabilities	1.8	118,291,541
	Net Assets	100.0%	$6,699,558,178

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(c)	Illiquid security. The total market value of these securities at January 31, 2011 is $100,848,402, which represents 1.5% of the Fund's net assets.
(d)	Issue in default.
(e)	Restricted security.
(f)	Fair valued security. The total market value of these securities at January 31, 2011 is $68,058,474, which represents 1.0% of the Fund's net assets.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At January 31, 2011, cost is $6,138,472,924 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$502,897,925
Gross unrealized depreciation	(60,104,212)
Net unrealized appreciation	$442,793,713

The following abbreviation is used in the above portfolio:
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$59,809,488	$6,153	$59,815,641
Corporate Bonds (c)	—	5,293,638,574	28,312,118	5,321,950,692
Foreign Bond	—	25,650,345	—	25,650,345
Loan Assignments & Participations (d)	—	199,599,163	18,615,585	218,214,748
Yankee Bonds (e)	—	643,094,526	16,777,575	659,872,101
Total Long-Term Bonds	—	6,221,792,096	63,711,431	6,285,503,527
Common Stocks (f)	1,820,726	—	4,347,020	6,167,746
Preferred Stock	20,688,390	—	—	20,688,390
Warrants (g)	1,563,750	—	23	1,563,773
Short-Term Investment
Repurchase Agreement	—	267,343,201	—	267,343,201
Total Investments in Securities	$24,072,866	$6,489,135,297	$68,058,474	$6,581,266,637

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $6,153 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $74,189, $23,166, $2,956,716, $907,317, $23,818,500 and $532,230 are held in Airlines, Auto Parts & Equipment, Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)
The level 3 securities valued at $15,585 and $18,600,000 are held in Machinery and Metal Fabricate & Hardware, respectively, within the Loan Assignments & Participations section of the Portfolio of Investments.

(e)	The level 3 security valued at $16,777,575 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 securities valued at $155,074 and $4,191,946 are held in Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 securities valued at $23 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Convertible Bonds
Inter	$6,154	$-	$-	$(1)	$-	$-	$-	$-	$6,153	$(1)
Corporate Bonds
Airlines	-	-	-	(15,451)	-	-	89,640	-	74,189	(15,451)
Auto Parts & Equipment	23,166	-	-	-	-	-	-	-	23,166	-
Commercial Services	2,956,716	-	-	-	-	-	-	-	2,956,716	-
Entertainment	987,086	9,175	19,259	5,753	-	(113,956)	-	-	907,317	(9,176)
Food	23,759,250	-	-	59,250	-	-	-	-	23,818,500	59,250
Insurance	-	-	-	(5,322)	-	-	537,552	-	532,230	(5,322)
Media	76,294	-	-	-	-	(76,294)	-	-	-	-
Metal, Fabricate & Hardware	3,699,999	-	-	(32,375)	-	-	-	(3,667,624)	-	-
Loan Assignments & Participations
Machinery	15,585	(485,284)	-	485,284	-	-	-	-	15,585	485,284
Metal, Fabricate & Hardware	18,600,000	-	-	-	-	-	-	-	18,600,000	-
Yankee Bonds
Leisure Time	17,194,461	-	-	(416,886)	-	-	-	-	16,777,575	(416,886)
Common Stocks
Machinery	5,371	-	-	(5,371)	-	-	-	-	-	-
Media	155,074	-	-	-	-	-	-	-	155,074	-
Metal, Fabricate & Hardware	6,079,758	-	-	(1,887,812)	-	-	-	-	4,191,946	(1,887,812)
Preferred Stocks
Machinery	64	-	-	(64)	-	-	-	-	-	-
Warrants
Media	12	-	-	11	-	-	-	-	23	11
Total	$73,558,990	$(476,109)	$19,259	$(1,812,984)	$-	$(190,250)	$627,192	$(3,667,624)	$68,058,474	$(1,790,103)

As of January 31, 2011, the Fund held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	3,425,113	USD	3,137,096	USD	3,420,496

As of January 31, 2011, the Fund held the following restricted security:

	Date of			1/31/11	Percentage of
Security	Acquisition	Principal Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$61,533,853	$-	$6,153	0.0	%‡

‡	Less than one-tenth of a percent.

MainStay Income Builder Fund

Portfolio of Investments ††† January 31, 2011 unaudited
		Principal Amount		Value
	Long-Term Bonds 42.5%†
	Asset-Backed Securities 4.0%
	Airlines 0.6%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19		$2,168,395	$2,406,918
	UAL 2009-1 Pass Through Trust 10.40%, due 5/1/18		1,572,270	1,819,903
				4,226,821
	Home Equity 3.2%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33		290,823	291,210
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.32%, due 10/25/36 (a)		870,915	698,449
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32		247,996	250,983
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32		56,272	54,946
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)		135,197	135,650
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)		655,981	661,923
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33		350,522	353,781
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.33%, due 5/25/37 (a)		2,577,737	2,109,574
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.739%, due 2/25/34		485,496	481,948
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34		461,560	469,396
	Series 2003-3, Class AF4 4.995%, due 12/25/33		496,169	489,676
	GSAA Home Equity Trust Series 2006-14, Class A1 0.31%, due 9/25/36 (a)		8,151,980	4,483,206
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2, Class 2A1 0.31%, due 12/25/36 (a)		506,020	499,954
	Series 2007-NC1, Class A1 0.36%, due 4/25/37 (a)		783,777	671,075
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.36%, due 3/25/47 (a)		1,819,055	1,408,820
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.31%, due 11/25/36 (a)		1,028,706	485,918
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.37%, due 3/25/37 (a)		5,644,092	3,974,417
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33		311,984	315,694
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (a)		269,805	271,880
	Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)		195,271	199,951
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33		96,707	87,730
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.37%, due 1/25/37 (a)		3,002,750	2,663,334
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36		191,512	189,211
				21,248,726
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.608%, due 5/25/29 (a)		1,791,043	1,540,717

	Total Asset-Backed Securities (Cost $26,109,305)			27,016,264

	Convertible Bonds 8.4%
	Aerospace & Defense 0.4%
	L-3 Communications Corp. 3.00%, due 8/1/35		1,326,000	1,339,260
	Triumph Group, Inc. 2.625%, due 10/1/26		872,000	1,560,880
				2,900,140
	Auto Parts & Equipment 0.4%
	ArvinMeritor, Inc. 4.00%, due 2/15/27		1,390,000	1,605,450
	BorgWarner, Inc. 3.50%, due 4/15/12		365,000	761,937
				2,367,387
	Biotechnology 0.2%
	Life Technologies Corp. 1.50%, due 2/15/24		1,179,000	1,403,010

	Coal 0.2%
	Peabody Energy Corp. 4.75%, due 12/15/66		1,143,000	1,454,468

	Computers 0.6%
	EMC Corp. 1.75%, due 12/1/13		1,676,000	2,723,500
	SanDisk Corp. 1.50%, due 8/15/17		896,000	980,000
				3,703,500
	Electronics 0.3%
	TTM Technologies, Inc. 3.25%, due 5/15/15		1,356,000	1,695,000

	Health Care - Services 0.5%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24		2,452,000	3,515,555

	Iron & Steel 1.2%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14		1,951,000	3,345,965
	ArcelorMittal 5.00%, due 5/15/14		975,000	1,424,719
	Steel Dynamics, Inc. 5.125%, due 6/15/14		1,168,000	1,489,200
	United States Steel Corp. 4.00%, due 5/15/14		885,000	1,713,581
				7,973,465
	Mining 0.5%
	Newmont Mining Corp. 1.25%, due 7/15/14		2,247,000	3,016,597

	Miscellaneous - Manufacturing 1.1%
	Danaher Corp. (zero coupon), due 1/22/21		3,262,000	4,379,235
	Ingersoll-Rand Co. 4.50%, due 4/15/12		608,000	1,618,800
	Textron, Inc. 4.50%, due 5/1/13		774,000	1,612,822
				7,610,857
	Oil & Gas 0.3%
	Chesapeake Energy Corp. 2.75%, due 11/15/35		622,000	686,533
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27		1,264,000	1,573,680
				2,260,213
	Oil & Gas Services 0.9%
	Cameron International Corp. 2.50%, due 6/15/26		3,374,000	5,115,827
	Core Laboratories, L.P. 0.25%, due 10/31/11		631,000	1,234,394
				6,350,221
	Pharmaceuticals 0.5%
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26		2,984,000	3,222,720

	Real Estate Investment Trusts 0.2%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)		1,305,000	1,414,294

	Retail 0.2%
	Costco Wholesale Corp. (zero coupon), due 8/19/17		926,000	1,515,168

	Semiconductors 0.7%
	Intel Corp. 3.25%, due 8/1/39 (c)		1,131,000	1,378,406
	Microchip Technology, Inc. 2.125%, due 12/15/37		1,214,000	1,590,340
	ON Semiconductor Corp. 2.625%, due 12/15/26		1,313,000	1,657,663
				4,626,409
	Software 0.2%
	SYNNEX Corp. 4.00%, due 5/15/18 (c)		1,121,000	1,451,695

	Total Convertible Bonds (Cost $48,979,208)			56,480,699

	Corporate Bonds 20.7%
	Advertising 0.0%‡
	Lamar Media Corp. Series C 6.625%, due 8/15/15		300,000	306,375

	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19		255,000	275,795

	Airlines 1.3%
	Continental Airlines, Inc. 7.875%, due 1/2/20		1,750,938	1,750,938
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)		4,605,000	5,215,162
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23		1,500,000	1,500,000
				8,466,100
	Auto Manufacturers 0.3%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,484,451
	8.90%, due 1/15/32		215,000	252,261
				1,736,712
	Auto Parts & Equipment 0.0%‡
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16		120,000	136,200

	Banks 1.2%
	AgriBank FCB 9.125%, due 7/15/19		300,000	357,464
	Ally Financial, Inc. 7.50%, due 9/15/20 (c)		163,000	177,670
	BAC Capital Trust VI 5.625%, due 3/8/35		1,200,000	1,000,620
	Bank of America Corp.
	6.50%, due 8/1/16		135,000	149,430
	8.00%, due 12/29/49 (a)		1,500,000	1,555,005
	CIT Group, Inc.
	7.00%, due 5/1/14		708,000	721,275
	7.00%, due 5/1/16		800,000	808,000
	Citigroup, Inc. 8.50%, due 5/22/19		200,000	244,812
	Fifth Third Bancorp 6.25%, due 5/1/13		255,000	277,164
	GMAC, Inc.
	6.875%, due 9/15/11		305,000	312,625
	8.00%, due 11/1/31		1,248,000	1,410,240
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)		1,200,000	1,284,000
				8,298,305
	Building Materials 1.0%
	Boise Cascade LLC 7.125%, due 10/15/14		1,255,000	1,236,175
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,366,350
	9.75%, due 1/15/18		1,330,000	1,353,275
				6,955,800
	Chemicals 0.2%
	Dow Chemical Co. (The) 8.55%, due 5/15/19		375,000	468,100
	Huntsman International LLC 5.50%, due 6/30/16		80,000	78,400
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (c)		300,000	308,051
	Nalco Finance Holdings, Inc. 9.00%, due 2/1/14		72,000	73,350
	Solutia, Inc. 8.75%, due 11/1/17		105,000	115,894
				1,043,795
	Coal 0.0%‡
	Arch Western Finance LLC 6.75%, due 7/1/13		118,000	119,180

	Commercial Services 0.9%
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14		509,000	525,542
	9.625%, due 3/15/18		2,545,000	2,799,500
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12		251,000	251,000
	Hertz Corp. (The) 7.375%, due 1/15/21 (c)		700,000	728,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 11/15/49 (c)(d)(e)(f)		110,000	5,720
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (c)(g)		240,000	258,000
	United Rentals North America, Inc. 9.25%, due 12/15/19		1,100,000	1,237,500
				5,805,262
	Computers 0.1%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18 (c)		200,000	204,000
	7.625%, due 11/15/20 (c)		200,000	206,500
	Unisys Corp. 14.25%, due 9/15/15 (c)		425,000	513,187
				923,687
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	199,604
	GE Capital Trust II 5.50%, due 9/15/67 (a)		€640,000	797,393
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)		£760,000	1,157,242
				2,154,239
	Electric 1.3%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (c)		$305,000	307,461
	Edison Mission Energy 7.00%, due 5/15/17		600,000	492,000
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20		5,543,000	5,878,934
	Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15		430,000	264,450
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		1,554,717	1,552,822
				8,495,667
	Entertainment 0.4%
	Cinemark USA, Inc. 8.625%, due 6/15/19		140,000	151,550
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		240,000	237,000
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		1,370,000	1,198,750
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17		120,000	131,400
	Pokagon Gaming Authority 10.375%, due 6/15/14 (c)		373,000	386,055
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (c)		400,000	272,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (c)		123,000	121,770
	Warner Music Group 7.375%, due 4/15/14		100,000	99,000
				2,597,525
	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (c)		1,400,000	1,582,000

	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 9.875%, due 8/10/11		200,000	207,838

	Finance - Consumer Loans 0.3%
	American General Finance Corp. 6.90%, due 12/15/17		1,965,000	1,709,550

	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)		1,600,000	1,602,000

	Finance - Other Services 0.2%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)		1,200,000	1,230,509
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15		350,000	365,750
				1,596,259
	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17		1,500,000	1,590,000

	Forest Products & Paper 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20		1,400,000	1,515,500
	Clearwater Paper Corp. 10.625%, due 6/15/16		155,000	176,894
	NewPage Corp. 11.375%, due 12/31/14		300,000	300,750
				1,993,144
	Health Care - Products 0.1%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15		560,000	604,800

	Health Care - Services 0.0%‡
	CIGNA Corp. 4.375%, due 12/15/20		270,000	266,660

	Home Builders 1.4%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		6,530,000	6,921,800
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,739,451
				9,661,251
	Household Products & Wares 0.1%
	Yankee Acquisition Corp. 8.50%, due 2/15/15		300,000	313,500

	Insurance 2.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,790,000	3,898,962
	American International Group, Inc.
	4.875%, due 3/15/67 (a)		€1,300,000	1,521,811
	Series A2 5.75%, due 3/15/67 (a)		£700,000	995,150
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		$4,100,000	3,877,563
	Hartford Life, Inc. 7.65%, due 6/15/27		355,000	362,616
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)		1,760,000	1,760,000
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	2,867,350
	Progressive Corp. (The) 6.70%, due 6/15/37 (a)		3,700,000	3,949,750
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (c)		300,000	342,008
				19,575,210
	Leisure Time 0.1%
	Travelport LLC 9.875%, due 9/1/14		400,000	393,000

	Lodging 1.5%
	Harrah's Operating Co., Inc.
	10.00%, due 12/15/18		1,800,000	1,633,500
	11.25%, due 6/1/17		240,000	272,400
¤	MGM Mirage, Inc. 7.50%, due 6/1/16		8,530,000	8,103,500
	MGM Resorts International
	10.375%, due 5/15/14		40,000	45,300
	11.125%, due 11/15/17		80,000	92,400
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17		240,000	256,200
				10,403,300
	Machinery - Construction & Mining 0.1%
	Terex Corp. 8.00%, due 11/15/17		300,000	310,500

	Machinery - Diversified 0.0%‡
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13		240,000	242,700

	Media 2.4%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)		3,625,000	3,792,656
¤	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		10,610,000	7,294,375
	6.875%, due 6/15/18		2,490,000	1,680,750
	DISH DBS Corp. 7.125%, due 2/1/16		1,400,000	1,463,000
	Mediacom Broadband LLC 8.50%, due 10/15/15		300,000	307,500
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)		22,987	22,298
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)		160,000	164,972
	Nielsen Finance LLC/Nielsen Finance Co. 11.50%, due 5/1/16		215,000	250,744
	Time Warner Cable, Inc. 8.25%, due 2/14/14		340,000	396,876
	Time Warner, Inc. 7.70%, due 5/1/32		300,000	358,914
	Univision Communications, Inc. 12.00%, due 7/1/14 (c)		145,000	158,231
				15,890,316
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14		1,313,000	1,362,237

	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)		3,500,000	3,710,000

	Office & Business Equipment 0.1%
	Xerox Corp. 4.25%, due 2/15/15		300,000	315,835

	Oil & Gas 1.2%
	Connacher Oil & Gas
	10.25%, due 12/15/15 (c)		200,000	210,500
	11.75%, due 7/15/14 (c)		105,000	114,056
¤	Linn Energy LLC 8.625%, due 4/15/20 (c)		6,190,000	6,778,050
	Nabors Industries, Inc. 5.00%, due 9/15/20 (c)		1,000,000	976,094
	Pemex Project Funding Master Trust 6.625%, due 6/15/35		110,000	110,121
				8,188,821
	Oil & Gas Services 0.9%
	Basic Energy Services, Inc. 7.125%, due 4/15/16		3,500,000	3,395,000
	Geokinetics Holdings USA, Inc. 9.75%, due 12/15/14		2,600,000	2,580,500
				5,975,500
	Packaging & Containers 0.1%
	Pregis Corp. 12.375%, due 10/15/13		245,000	244,388
	Solo Cup Co. 10.50%, due 11/1/13		165,000	174,075
				418,463
	Pipelines 0.1%
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.75%, due 4/15/18		140,000	152,950
	NGPL Pipeco LLC 7.768%, due 12/15/37 (c)		225,000	235,246
	ONEOK Partners, L.P. 8.625%, due 3/1/19		100,000	125,128
	ONEOK, Inc. 6.00%, due 6/15/35		350,000	335,928
				849,252
	Real Estate Investment Trusts 0.0%‡
	ProLogis 7.375%, due 10/30/19		195,000	223,887

	Retail 0.2%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(f)		276,058	278,027
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (g)		429,967	450,390
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	377,352
				1,105,769
	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)		1,600,000	1,772,000

	Software 0.0%‡
	Vangent, Inc. 9.625%, due 2/15/15		300,000	282,750

	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15		300,000	310,500

	Telecommunications 0.0%‡
	Qwest Communications International, Inc. Series B 7.50%, due 2/15/14		200,000	203,000

	Total Corporate Bonds (Cost $127,477,184)			139,974,684

	Foreign Bonds 1.3%
	Banks 0.3%
	EGG Banking PLC 6.875%, due 12/29/21 (a)		£1,200,000	1,789,468

	Finance - Mortgage Loan/Banker 1.0%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21		5,000,000	6,727,772

	Total Foreign Bonds (Cost $7,172,921)			8,517,240

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29		$260,000	365,300
	Republic of Venezuela 6.00%, due 12/9/20		309,000	179,993

	Total Foreign Government Bonds (Cost $524,703)			545,293

	Loan Assignments & Participations 2.8% (h)
	Aerospace & Defense 1.2%
¤	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.272%, due 3/26/14		6,540,041	5,808,956
	LC Facility Deposits 2.303%, due 3/26/14		392,010	348,189
	U.S. Airways Group, Inc. Term Loan 2.76%, due 3/21/14		2,000,000	1,839,376
				7,996,521
	Auto Manufacturers 0.4%
	Allison Transmission, Inc. Term Loan B 3.022%, due 8/7/14		2,991,367	2,981,217

	Automobile 0.4%
	Autotrader.com, Inc. New Term Loan B 4.75%, due 12/11/16		2,765,000	2,788,594

	Healthcare, Education & Childcare 0.1%
	WC Luxco S.a.r.l. Term Loan B3 6.50%, due 2/22/16		554,915	560,981

	Hotels, Restaurants & Leisure 0.2%
	Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.549%, due 4/20/16	C$	1,296,750	1,304,714

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (e)(f)(i)		$46,635	126

	Packaging & Containers 0.1%
	Reynolds Group Holdings, Inc. Incremental Term Loan 6.25%, due 5/5/16		987,500	992,438

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18		2,500,000	2,530,625

	Total Loan Assignments & Participations (Cost $18,981,677)			19,155,216

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.688%, due 4/10/49 (j)		400,000	424,094
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.49%, due 12/25/36 (a)(c)(e)		332,017	252,744
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.697%, due 9/11/38 (j)		250,000	268,634
	Series 2007-PW16, Class A4 5.717%, due 6/11/40 (j)		400,000	431,892
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.10%, due 12/10/49 (j)		200,000	217,555
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.222%, due 7/15/44 (j)		1,000,000	1,038,852
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46		500,000	529,314
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		860,000	907,815
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42		510,000	535,262
	Series 2007-CB20, Class A3 5.819%, due 2/12/51		500,000	525,823
	Series 2007-LD12, Class A3 5.99%, due 2/15/51 (j)		500,000	528,294
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38		500,000	533,098
	Series 2007-C6, Class AAB 5.855%, due 7/15/40		500,000	533,339
	Series 2007-C6, Class A3 5.933%, due 7/15/40		500,000	529,644
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.928%, due 8/12/49 (j)		500,000	523,082
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (a)		500,000	530,054
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (a)		500,000	521,954
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.69%, due 2/25/42 (a)(c)(e)(f)		727,094	695,102
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)		280,000	301,258
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	507,150
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.472%, due 11/25/36 (j)		1,512,777	1,381,993

	Total Mortgage-Backed Securities (Cost $10,993,566)			11,716,953

	U.S. Government & Federal Agencies 2.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	6.50%, due 11/1/16	32,948	36,002
	6.50%, due 2/1/27	390	438
	6.50%, due 5/1/29	39,042	44,024
	6.50%, due 6/1/29	57,818	65,199
	6.50%, due 7/1/29	88,825	100,163
	6.50%, due 8/1/29	37,754	42,573
	6.50%, due 9/1/29	3,776	4,259
	6.50%, due 6/1/32	24,885	28,061
	6.50%, due 1/1/37	18,073	20,142
	7.00%, due 3/1/26	383	436
	7.00%, due 9/1/26	13,346	15,198
	7.00%, due 10/1/26	18	19
	7.00%, due 7/1/30	1,978	2,259
	7.00%, due 7/1/32	47,602	54,386
	7.50%, due 1/1/16	5,027	5,443
	7.50%, due 5/1/32	19,351	22,311
	8.00%, due 11/1/12	505	506
			441,419
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	20,367	21,527
	4.50%, due 3/1/21	36,701	38,791
	6.00%, due 4/1/19	4,331	4,732
	7.00%, due 10/1/37	5,786	6,563
	7.00%, due 11/1/37	46,258	52,466
	7.50%, due 10/1/11	203	204
	7.50%, due 10/1/15	29,693	32,745
	8.00%, due 8/1/11	44	46
	8.00%, due 11/1/11	247	253
			157,327
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	5.00%, due 12/15/37	33,853	35,983
	5.50%, due 9/15/35	66,901	72,557
	6.50%, due 4/15/29	178	202
	6.50%, due 5/15/29	479	542
	6.50%, due 8/15/29	30	34
	6.50%, due 10/15/31	9,475	10,731
	7.00%, due 7/15/11	59	59
	7.00%, due 10/15/11	4,781	4,755
	7.00%, due 9/15/23	3,966	4,555
	7.00%, due 7/15/25	2,166	2,495
	7.00%, due 12/15/25	4,769	5,494
	7.00%, due 5/15/26	9,883	11,398
	7.00%, due 11/15/27	15,414	17,794
	7.00%, due 12/15/27	80,601	93,043
	7.00%, due 6/15/28	4,954	5,723
	7.50%, due 3/15/26	9,648	11,185
	7.50%, due 6/15/26	548	636
	7.50%, due 10/15/30	30,248	35,204
	8.00%, due 8/15/26	2,077	2,204
	8.00%, due 9/15/26	164	171
	8.00%, due 10/15/26	14,701	17,435
	8.50%, due 11/15/26	24,488	29,561
			361,761
¤	United States Treasury Bonds 1.6%
	3.875%, due 8/15/40	12,100,000	10,734,975
	4.375%, due 5/15/40	475,000	460,232
			11,195,207
	United States Treasury Notes 0.7%
	2.125%, due 12/31/15	1,320,000	1,332,788
	2.375%, due 7/31/17	1,515,000	1,497,956
	2.625%, due 8/15/20	1,270,000	1,197,472
	2.625%, due 11/15/20	560,000	525,000
			4,553,216
	Total U.S. Government & Federal Agencies (Cost $17,723,888)		16,708,930

	Yankee Bonds 1.0% (k)
	Banks 0.1%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	500,000	500,885
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	475,000	488,100
			988,985
	Diversified Financial Services 0.1%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	400,000	362,374

	Electric 0.0%‡
	TransAlta Corp. 5.75%, due 12/15/13	280,000	305,501

	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (c)	215,000	258,753

	Insurance 0.4%
	Oil Insurance, Ltd. 7.558%, due 12/29/49 (a)(c)	1,320,000	1,232,972
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	1,350,000	1,320,604
			2,553,576
	Internet 0.0%‡
	UPC Holding B.V. 9.875%, due 4/15/18 (c)	240,000	265,800

	Mining 0.1%
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)	250,000	336,491

	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)	300,000	338,593

	Oil & Gas 0.1%
	ENI S.p.A 4.15%, due 10/1/20 (c)	175,000	168,904
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	327,532	351,278
	OPTI Canada, Inc. 8.25%, due 12/15/14	265,000	159,000
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	200,000	221,750
			900,932
	Transportation 0.1%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	375,000	414,375

	Total Yankee Bonds (Cost $6,564,901)		6,725,380

	Total Long-Term Bonds (Cost $264,527,353)		286,840,659

		Shares	Value
	Common Stocks 48.7%
	Aerospace & Defense 1.0%
	BAE Systems PLC	752,900	4,124,634
	Meggitt PLC	425,850	2,421,625
			6,546,259
	Agriculture 3.5%
	Altria Group, Inc.	190,998	4,490,363
	British American Tobacco PLC	42,097	1,554,333
	Imperial Tobacco Group PLC	190,500	5,443,921
	Lorillard, Inc.	59,840	4,502,362
	Philip Morris International, Inc.	104,463	5,979,462
	Reynolds American, Inc.	61,720	1,963,313
			23,933,754
	Auto Manufacturers 0.8%
	Daimler A.G. (d)	49,300	3,605,802
	Ford Motor Co. (d)	125,000	1,993,750
			5,599,552
	Banks 1.0%
	CIT Group, Inc. (d)	56,600	2,699,254
	Citigroup, Inc. (d)	410,000	1,976,200
	Westpac Banking Corp.	78,756	1,804,354
			6,479,808
	Beverages 2.4%
	Coca-Cola Co. (The)	28,960	1,820,136
	Coca-Cola Enterprises, Inc.	70,850	1,782,586
	Diageo PLC, Sponsored ADR (l)	75,950	5,832,960
	InBev N.V.	85,797	4,747,509
	PepsiCo., Inc.	26,200	1,684,922
			15,868,113
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(e)	83,147	727,536

	Chemicals 1.3%
	Air Liquide S.A.	15,013	1,875,238
	BASF A.G.	45,094	3,468,579
	E.I. du Pont de Nemours & Co.	67,066	3,398,905
			8,742,722
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	39,950	1,913,605
	Quad/Graphics, Inc. (d)	13	578
			1,914,183
	Computers 0.9%
	HTC Corp.	100,200	3,378,478
	Quanta Computer, Inc.	1,169,000	2,476,055
			5,854,533
	Distribution & Wholesale 0.3%
	Genuine Parts Co.	38,350	1,984,612

	Electric 5.3%
	CMS Energy Corp.	126,950	2,475,525
	CPFL Energia S.A.	122,700	3,020,851
	DPL, Inc.	58,900	1,542,002
	Duke Energy Corp.	184,172	3,292,995
	Fortum Oyj	56,100	1,728,210
	National Grid PLC	618,950	5,477,846
	NSTAR	44,150	1,915,227
	Progress Energy, Inc.	35,284	1,584,957
	SCANA Corp.	42,308	1,788,359
	Scottish & Southern Energy PLC	172,750	3,207,181
	Southern Co. (The)	83,700	3,148,794
	TECO Energy, Inc.	174,850	3,218,989
	Terna S.p.A.	711,050	3,105,575
			35,506,511
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	30,173	1,776,586

	Engineering & Construction 0.7%
	Vinci S.A.	79,945	4,628,377

	Environmental Controls 0.2%
	Waste Management, Inc.	42,800	1,620,836

	Finance - Other Services 0.3%
	NYSE Euronext	59,350	1,887,924

	Food 2.0%
	H.J. Heinz Co.	36,000	1,710,000
	Kellogg Co.	40,450	2,034,635
	Nestle S.A. Registered	98,155	5,308,064
	Orkla ASA	168,300	1,515,324
	Unilever PLC	52,600	1,530,113
	WM Morrison Supermarkets PLC	360,200	1,537,669
			13,635,805
	Food Services 0.3%
	Compass Group PLC	259,450	2,308,659

	Gas 1.4%
	Nicor, Inc.	50,500	2,548,735
	NiSource, Inc.	260,141	4,843,825
	Vectren Corp.	90,000	2,384,100
			9,776,660
	Health Care - Products 0.6%
	Johnson & Johnson	73,167	4,373,192

	Household Products & Wares 1.3%
	Kimberly-Clark Corp.	58,445	3,783,145
	Reckitt Benckiser Group PLC	30,000	1,631,485
	Tupperware Brands Corp.	69,400	3,175,050
			8,589,680
	Insurance 1.7%
	Arthur J. Gallagher & Co.	113,850	3,379,068
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	21,750	3,406,720
	SCOR SE	102,400	2,834,163
	Travelers Cos., Inc. (The)	32,500	1,828,450
			11,448,401
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(f)	20,068	3

	Media 2.6%
	Comcast Corp. Class A	123,650	2,651,056
	Dex One Corp. (d)	2,323	12,776
	Pearson PLC	342,900	5,624,571
	Regal Entertainment Group Class A	228,600	2,779,776
	Shaw Communications, Inc.	70,100	1,479,916
	Vivendi S.A.	169,679	4,863,537
			17,411,632
	Metal Fabricate & Hardware 0.2%
	Assa Abloy AB	58,200	1,583,667

	Mining 0.4%
	BHP Billiton, Ltd., Sponsored ADR (l)	26,900	2,394,907

	Miscellaneous - Manufacturing 0.5%
	Honeywell International, Inc.	56,100	3,142,161

	Office Equipment/Supplies 0.5%
	Pitney Bowes, Inc.	149,377	3,626,874

	Oil & Gas 3.5%
	Chevron Corp.	26,174	2,484,698
	ConocoPhillips	25,500	1,822,230
	Diamond Offshore Drilling, Inc.	43,950	3,151,655
	ExxonMobil Corp.	34,355	2,771,761
	Royal Dutch Shell PLC Class A, ADR (l)	75,950	5,391,691
	StatoilHydro A.S.A., Sponsored ADR (l)	146,550	3,578,751
	Total S.A.	80,418	4,703,106
			23,903,892
	Packaging & Containers 0.2%
	Bemis Co., Inc.	51,400	1,673,070

	Pharmaceuticals 2.3%
	Abbott Laboratories	38,800	1,752,208
	AstraZeneca PLC, Sponsored ADR (l)	101,450	4,960,905
	Bristol-Myers Squibb Co.	143,035	3,601,621
	Merck & Co., Inc.	70,609	2,342,101
	Roche Holding A.G., Genusscheine	16,600	2,525,169
			15,182,004
	Pipelines 1.0%
	Enterprise Products Partners, L.P.	38,700	1,685,772
	Kinder Morgan Energy Partners, L.P.	49,550	3,546,293
	Spectra Energy Corp.	68,700	1,802,001
			7,034,066
	Retail 0.8%
	JB Hi-Fi, Ltd.	87,900	1,615,284
	McDonald's Corp.	23,592	1,738,022
	Next PLC	70,100	2,219,968
			5,573,274
	Semiconductors 1.0%
	Microchip Technology, Inc.	93,750	3,419,062
	Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (l)	231,900	3,030,933
			6,449,995
	Software 1.2%
	Microsoft Corp.	149,623	4,148,298
	Oracle Corp.	119,003	3,811,666
			7,959,964
	Telecommunications 7.8%
	AT&T, Inc.	132,777	3,654,023
¤	BCE, Inc.	172,550	6,267,183
	CenturyLink, Inc.	135,551	5,861,225
	China Mobile, Ltd., Sponsored ADR (l)	32,500	1,597,050
	France Telecom S.A.	266,490	5,821,419
	Mobistar S.A.	39,500	2,466,384
	Philippine Long Distance Telephone Co., Sponsored ADR (l)	27,100	1,509,470
	Rogers Communications, Inc. Class B	80,650	2,816,528
¤	Swisscom A.G.	15,650	6,904,899
	Telefonica S.A.	216,925	5,448,519
	Verizon Communications, Inc.	121,074	4,312,656
¤	Vodafone Group PLC	2,207,527	6,200,601
			52,859,957
	Transportation 0.7%
	FirstGroup PLC	831,450	4,982,483

	Water 0.3%
	United Utilities Group PLC	255,500	2,224,398

	Total Common Stocks (Cost $291,134,203)		329,206,050

	Convertible Preferred Stocks 2.1%
	Auto Manufacturers 0.9%
	Ford Motor Co. Capital Trust II 6.50%	86,000	4,496,080
	General Motors Co. 4.75%	27,100	1,471,801
			5,967,881
	Banks 0.3%
	Ally Financial, Inc. (c) 7.00%	40	38,440
	Citigroup, Inc. 7.50%	14,100	1,940,442
			1,978,882
	Insurance 0.7%
	Hartford Financial Services Group, Inc. 7.25%	75,400	1,986,790
	MetLife, Inc. 6.50%	97,450	2,415,785
			4,402,575
	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	30,100	1,495,970

	Total Convertible Preferred Stocks (Cost $12,853,193)		13,845,308

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Second Lien Expires 12/12/39 (d)(e)(f)	6	0	(m)
	Unsecured Debt Expires 12/12/39 (d)(e)(f)	6	0	(m)

	Total Warrants (Cost $20)		0	(m)

		Principal Amount	Value
	Short-Term Investment 5.9%
	Repurchase Agreement 5.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $39,796,421 (Collateralized by United States Treasury Notes with rates between 1.375%-3.125% and maturity dates between 5/15/13 - 4/30/17, with Principal Amount of $39,665,000 and a Market Value of $40,592,980)	$39,796,410	39,796,410

	Total Short-Term Investment (Cost $39,796,410)		39,796,410

	Total Investments (Cost $608,311,179) (n)	99.2%	669,688,427
	Other Assets, Less Liabilities	0.8	5,615,693
	Net Assets	100.0%	$675,304,120

		Contracts Long	Unrealized Appreciation
	Futures Contracts(o) 1.0%
	Standard & Poor's 500 Index Mini March 2011 (p)	2,120	$6,582,600

	Total Futures Contracts (Settlement Value $135,934,400)		$6,582,600

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2011 is $797,573, which represents 0.1% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Illiquid security. The total market value of these securities at January 31, 2011 is $1,703,529, which represents 0.3% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities at January 31, 2011 is $978,978, which represents 0.1% of the Fund's net assets.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)	Issue in default.
(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	ADR - American Depositary Receipt.
(m)	Less than one dollar.
(n)	At January 31, 2011, cost is $608,642,998 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$69,129,204
Gross unrealized depreciation	(8,083,775)
Net unrealized appreciation	$61,045,429

(o)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(p)	At January 31, 2011, cash in the amount of $9,540,000 is on deposit with the broker for futures transactions.

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
C$	-Canadian Dollar
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$27,016,264	$—		$27,016,264
Convertible Bonds	—	56,480,699	—		56,480,699
Corporate Bonds (b)	—	139,690,937	283,747		139,974,684
Foreign Bonds	—	8,517,240	—		8,517,240
Foreign Government Bonds	—	545,293	—		545,293
Loan Assignments & Participations (c)	—	19,155,090	126		19,155,216
Mortgage-Backed Securities (d)	—	11,021,851	695,102		11,716,953
U.S. Government & Federal Agencies	—	16,708,930	—		16,708,930
Yankee Bonds	—	6,725,380	—		6,725,380
Total Long-Term Bonds	—	285,861,684	978,975		286,840,659
Common Stocks (e)	329,206,047	—	3		329,206,050
Convertible Preferred Stocks	13,845,308	—	—		13,845,308
Warrants (f)	—	—	—	(f)	—	(f)
Short-Term Investment
Repurchase Agreement	—	39,796,410	—		39,796,410
Total Investments in Securities	343,051,355	325,658,094	978,978		669,688,427
Other Financial Instruments
Foreign Currency Forward Contracts (g)	—	13,598	—		13,598
Futures Contracts Long (h)	6,582,600	—	—		6,582,600
Total Investments in Securities and Other Financial Instruments	$349,633,955	$325,671,692	$978,978		$676,284,625
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $5,720 and $278,027 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $126 is held in Machinery within the Loan Assignment & Participation section of the Portfolio of Investments.
(d)	The level 3 security valued at $695,102 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)	The level 3 securities valued at $3 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.
(f)	The level 3 securities valued at less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(g)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.
(h)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(5,918,916)	$—	$(5,918,916)
Total Other Financial Instruments	$—	$(5,918,916)	$—	$(5,918,916)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Corporate Bonds
Commercial Services	5,720		-	-	-	-	-	-	-	5,720		-
Media	432		-	(31,004)	30,820	-	(248)	-	-	-		-
Retail	292,245		-	(65)	(11,179)	2,536	(5,510)	-	-	278,027		(10,983)
Loan Assignments & Participations
Machinery	126		(3,835)	-	3,835	-	-	-	-	126		3,835
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	698,048		-	-	4,361	-	(7,307)	-	-	695,102		3,999
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3		-
Machinery	43		-	-	(43)	-	-	-	-	-		-
Preferred Stocks
Machinery	1		-	-	(1)	-	-	-	-	-		-
Warrants
Media	-	(a)	-	-	-	-	-	-	-	-	(a)	-
Total	$996,618		$(3,835)	$(31,069)	$27,793	$2,536	$(13,065)	$-	$-	$978,978		$(3,149)

(a) Less than one dollar.

As of January 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	CAD	1,290,000	USD	1,301,624	USD	13,598
Euro vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	EUR	54,100,000		70,912,720		(3,150,581)
Pound Sterling vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	GBP	40,050,000		61,470,828		(2,679,506)
Japanese Yen vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	JPY	2,500,000,000		30,370,766		(88,829)
Net unrealized depreciation on foreign currency forward contracts						USD	(5,905,318)

As of January 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost			Value
Canadian Dollar	CAD	19,432	USD	19,604		USD	19,405
Euro	EUR	1,177		1,602			1,612
Japanese Yen (a)	JPY	(1)		—	(b)		—	(b)
New Taiwan Dollar	TWD	9,522,159		328,164			327,949
Pound Sterling	GBP	5,544		8,853			8,881
Total			USD	358,223		USD	357,847
(a)	Currency was overdrawn as of January 31, 2011.
(b)	Less than one dollar.

MainStay International Equity Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 91.7%†
	Australia 1.4%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	79,200	$7,051,176

	Belgium 1.9%
	Belgacom S.A. (Diversified Telecommunication Services)	114,000	4,096,402
	Mobistar S.A. (Wireless Telecommunication Services)	95,363	5,954,475
			10,050,877
	Bermuda 2.0%
	Esprit Holdings, Ltd. (Specialty Retail)	2,226,069	10,521,268

	Brazil 1.0%
	Cia Siderurgica Nacional S.A., Sponsored ADR (Metals & Mining) (a)	119,100	2,031,846
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	86,700	3,019,761
			5,051,607
	Canada 0.5%
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	65,000	2,660,109

	China 0.4%
	China Construction Bank Corp. Class H (Commercial Banks)	2,136,362	1,879,710

	Czech Republic 0.6%
	CEZ AS (Electric Utilities)	69,100	3,257,230

	Denmark 0.5%
	Topdanmark A/S (Insurance) (b)	18,905	2,727,501

	Finland 4.4%
¤	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	1,976,100	21,144,270
	Sampo Oyj (Insurance)	67,500	1,986,979
			23,131,249
	France 5.5%
	Alstom S.A. (Electrical Equipment)	134,300	7,495,741
	BNP Paribas S.A. (Commercial Banks)	80,030	5,982,691
	Bouygues S.A. (Construction & Engineering)	169,000	7,869,452
	Neopost S.A. (Office Electronics)	29,035	2,628,089
	Total S.A. (Oil, Gas & Consumable Fuels)	78,300	4,579,239
			28,555,212
	Germany 5.7%
	Allianz SE (Insurance)	13,900	1,930,714
	Allianz SE, ADR (Insurance) (a)	384,800	5,371,808
	Beiersdorf A.G. (Personal Products)	23,400	1,282,165
¤	Deutsche Boerse A.G. (Diversified Financial Services)	174,600	13,234,010
	Hannover Rueckversicherung A.G. (Insurance)	135,786	7,595,412
			29,414,109
	Greece 1.6%
	OPAP S.A. (Hotels, Restaurants & Leisure)	417,548	8,409,501

	Hong Kong 2.0%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	215,900	10,609,326

	Ireland 0.5%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)	78,400	2,395,904

	Italy 2.4%
	Assicurazioni Generali S.p.A. (Insurance)	85,540	1,865,676
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	250,100	5,923,944
	Intesa Sanpaolo S.p.A. (Commercial Banks)	302,700	1,007,093
	MediaSet S.p.A. (Media)	596,150	3,870,918
			12,667,631
	Japan 21.3%
	Astellas Pharma, Inc. (Pharmaceuticals)	73,600	2,811,111
	Capcom Co., Ltd. (Software)	264,000	4,515,789
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	53,100	3,719,847
	Daiwa Securities Group, Inc. (Capital Markets)	1,925,900	9,502,796
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	29,400	3,155,629
	Japan Tobacco, Inc. (Tobacco)	1,686	6,326,608
¤	Nintendo Co., Ltd. (Software)	76,970	20,799,154
	Nissin Foods Holdings Co., Ltd. (Food Products)	250,100	8,875,991
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	10,404	18,569,518
	Sankyo Co., Ltd. (Leisure Equipment & Products)	141,800	7,869,140
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	99,000	5,572,368
	Square Enix Holdings Co., Ltd. (Software)	216,100	3,764,900
	Suruga Bank, Ltd. (Commercial Banks)	439,500	4,106,926
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	80,900	6,648,362
	Toyota Motor Corp. (Automobiles)	114,000	4,722,222
			110,960,361
	Netherlands 2.6%
¤	Koninklijke Ahold N.V. (Food & Staples Retailing)	997,500	13,507,044

	Norway 0.5%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	115,500	2,803,806

	Republic of Korea 0.3%
	SK Telecom Co., Ltd., ADR (Wireless Telecommunication Services) (a)	85,800	1,484,340

	Singapore 0.4%
	Singapore Airport Terminal Services, Ltd. (Transportation Infrastructure)	814,600	1,770,178

	Spain 5.3%
	Enagas (Gas Utilities)	341,300	7,198,618
	Gestevision Telecinco S.A. (Media)	413,300	5,194,685
	Grifols S.A. (Biotechnology)	533,000	8,122,196
	Indra Sistemas S.A. (IT Services)	388,000	7,304,417
			27,819,916
	Switzerland 14.3%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)(b)	83,400	1,974,078
	Actelion, Ltd. Registered (Biotechnology) (b)	180,900	9,782,781
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	218,800	9,782,548
	Nestle S.A. Registered (Food Products)	120,800	6,532,669
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies)	402,600	8,269,506
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	181,025	27,537,278
	UBS A.G. (Capital Markets) (b)	599,000	10,758,040
			74,636,900
	United Kingdom 16.6%
	Barclays PLC (Commercial Banks)	832,200	3,915,864
	De La Rue PLC (Commercial Services & Supplies)	388,900	4,155,141
	Johnson Matthey PLC (Chemicals)	239,500	7,385,131
	Lloyds TSB Group PLC (Commercial Banks) (b)	3,906,744	3,953,817
¤	Man Group PLC (Capital Markets)	4,584,200	21,603,703
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	179,100	12,714,309
¤	Scottish & Southern Energy PLC (Electric Utilities)	706,400	13,114,632
¤	Tesco PLC (Food & Staples Retailing)	3,066,535	19,781,149
			86,623,746
	Total Common Stocks (Cost $458,652,269)		477,988,701

		Number of Warrants	Value
	Warrants 4.0%
	Ireland 4.0%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (c)	4,185,220	20,880,831

	Total Warrants (Cost $18,706,975)		20,880,831

		Principal Amount	Value
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	United States 1.4%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $7,337,747 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $7,350,000 and a Market Value of $7,488,915) (Capital Markets)	$7,337,745	7,337,745

	Total Short-Term Investment (Cost $7,337,745)		7,337,745

	Total Investments (Cost $484,696,989) (f)	97.1%	506,207,277

	Other Assets, Less Liabilities	2.9	15,291,920
	Net Assets	100.0%	$521,499,197

		Contracts Long	Unrealized Appreciation (Depreciation) (d)
	Futures Contracts 0.2%
	Dow Jones EURO STOXX 50 Index March 2011 (10 Year) (e)	645	$846,091
	FTSE 100 Index March 2011 (10 Year) (e)	133	(2,491)
	Topix Index March 2011 (10 Year) (e)	112	395,712

	Total Futures Contracts (Settlement Value $50,970,306)		$1,239,312

¤
Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(e)	At January 31, 2011, cash in the amount of $2,816,845 is on deposit with the broker for futures transactions.
(f)	At January 31, 2011, cost is $487,080,169 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$42,912,395
Gross unrealized depreciation	(23,785,287)
Net unrealized appreciation	$19,127,108

The following abbreviations are used in the above portfolio:
€	- Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$477,988,701	$—	$—	$477,988,701
Warrants	20,880,831	—	—	20,880,831
Short-Term Investment
Repurchase Agreement	—	7,337,745	—	7,337,745
Total Investments in Securities	$498,869,532	$7,337,745	$—	$506,207,277
Other Financial Instruments
Futures Contracts Long (b)	1,241,803	—	—	1,241,803
Foreign Currency Forward Contracts (c)	—	673,602	—	673,602
Total Investments in Securities and Other Financial Instruments	$500,111,335	$8,011,347	$—	$508,122,682

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (a)	$(2,491)		$—	$—	$(2,491)
Foreign Currency Forward Contracts (b)	—		(937,459)	—	(937,459)
Total Other Financial Instruments	$(2,491	) $	(937,459)	$—	$(939,950)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Japanese Yen vs. Norwegian Krone, expiring 3/14/11	HSBC BankUSA	JPY	131,983,200	NOK	9,564,000	USD	44,220
Japenese Yen vs. Australian Dollar, expiring 4/11/11	HSBC BankUSA	JPY	237,597,000	AUD	2,900,000		(30,625)
Swiss Franc vs. Japanese Yen, expiring 2/10/11	HSBC BankUSA	CHF	19,000,000	JPY	1,596,893,000		(672,417)
Swiss Franc vs. Pound Sterling, expiring 2/24/11	JPMorgan Chase Bank	CHF	3,950,000	GBP	2,494,977		(189,295)
Swiss Franc vs. Pound Sterling, expiring 4/13/11	HSBC BankUSA	CHF	7,440,000	GBP	4,897,959		(45,122)
Swiss Franc vs. Swedish Krona, expiring 3/2/11	HSBC BankUSA	CHF	16,366,000	SEK	116,034,940		629,382
Net unrealized depreciation on foreign currency forward contracts						USD	(263,857)

As of January 31, 2011, the Fund held the following foreign currencies:

		Currency			Cost			Value
Australian Dollar	AUD	2,647,042		USD	2,528,737		USD	2,637,909
Canadian Dollar	CAD	75,993			74,655			75,891
Czech Koruna	CZK	174,482			9,872			9,874
Danish Krone	DKK	36,591			6,814			6,721
Euro	EUR	2,848,682			3,788,804			3,900,274
Hong Kong Dollar	HKD	—	(a)		—	(a)		—	(a)
Japanese Yen	JPY	404,807,706			4,902,770			4,931,867
Norwegian Krone	NOK	589,868			95,266			102,135
Pound Sterling	GBP	1,609,751			2,547,503			2,578,581
Singapore Dollar	SGD	233,146			177,772			182,245
Swiss Franc	CHF	42,906			44,083			45,450
Total				USD	14,176,276		USD	14,470,947

(a)	Less than one dollar.

MainStay Large Cap Growth Fund
Portfolio of Investments January 31, 2011 unaudited
		Shares	Value
	Common Stocks 98.0%†
	Aerospace & Defense 2.9%
	Goodrich Corp.	691,800	$62,690,917
	United Technologies Corp.	1,502,000	122,112,600
			184,803,517
	Air Freight & Logistics 1.1%
	C.H. Robinson Worldwide, Inc.	955,800	73,682,622

	Auto Components 1.0%
	BorgWarner, Inc. (a)	931,400	62,776,360

	Automobiles 1.1%
	Ford Motor Co. (a)	4,560,500	72,739,975

	Biotechnology 0.8%
	Celgene Corp. (a)	978,500	50,422,105

	Capital Markets 6.1%
	Charles Schwab Corp. (The)	3,186,000	57,507,300
	Franklin Resources, Inc.	773,700	93,346,905
¤	Goldman Sachs Group, Inc. (The)	1,065,000	174,255,300
	TD Ameritrade Holding Corp.	3,040,300	62,082,926
			387,192,431
	Chemicals 0.8%
	Ecolab, Inc.	1,042,300	51,791,887

	Communications Equipment 4.0%
	Juniper Networks, Inc. (a)	1,447,300	53,723,776
¤	QUALCOMM, Inc.	3,750,300	203,003,739
			256,727,515
	Computers & Peripherals 9.5%
¤	Apple, Inc. (a)	923,700	313,429,884
	EMC Corp. (a)	6,394,700	159,164,083
	Hewlett-Packard Co.	1,406,400	64,258,416
	NetApp, Inc. (a)	1,324,500	72,489,885
			609,342,268
	Construction & Engineering 1.8%
	Fluor Corp.	1,665,800	115,256,702

	Diversified Financial Services 3.5%
	CME Group, Inc.	218,500	67,420,360
	IntercontinentalExchange, Inc. (a)	450,600	54,292,794
	JPMorgan Chase & Co.	2,348,500	105,541,590
			227,254,744
	Electronic Equipment & Instruments 0.7%
	Amphenol Corp. Class A	799,500	44,244,330

	Energy Equipment & Services 6.1%
	FMC Technologies, Inc. (a)	1,565,700	147,175,800
	Halliburton Co.	1,520,200	68,409,000
¤	Schlumberger, Ltd.	1,938,900	172,542,711
			388,127,511
	Food & Staples Retailing 1.0%
	Costco Wholesale Corp.	883,000	63,434,720

	Food Products 0.9%
	Green Mountain Coffee Roasters, Inc. (a)	1,661,300	55,786,454

	Health Care Equipment & Supplies 2.1%
	Edwards Lifesciences Corp. (a)	327,700	27,621,833
	Intuitive Surgical, Inc. (a)	154,700	49,954,177
	Varian Medical Systems, Inc. (a)	837,500	56,589,875
			134,165,885
	Health Care Providers & Services 2.9%
¤	Express Scripts, Inc. (a)	3,286,100	185,106,013

	Health Care Technology 1.1%
	Cerner Corp. (a)	691,800	68,384,430

	Hotels, Restaurants & Leisure 1.0%
	Yum! Brands, Inc.	1,370,000	64,061,200

	Internet & Catalog Retail 5.5%
	Amazon.com, Inc. (a)	864,800	146,704,672
	Netflix, Inc. (a)	195,700	41,895,456
¤	Priceline.com, Inc. (a)	380,490	163,047,575
			351,647,703
	Internet Software & Services 4.3%
	Baidu, Inc., Sponsored ADR (a)(b)	864,800	93,943,224
¤	Google, Inc. Class A (a)	283,100	169,961,916
	VeriSign, Inc.	396,500	13,342,225
			277,247,365
	IT Services 5.5%
¤	Cognizant Technology Solutions Corp. Class A (a)	3,509,100	255,988,845
	Visa, Inc. Class A	1,360,900	95,058,865
			351,047,710
	Life Sciences Tools & Services 1.0%
	Agilent Technologies, Inc. (a)	1,524,700	63,778,201

	Machinery 6.1%
	Danaher Corp.	3,413,500	157,225,810
	Deere & Co.	1,329,000	120,806,100
	Illinois Tool Works, Inc.	2,043,600	109,312,164
			387,344,074
	Media 1.0%
	Scripps Networks Interactive Class A	1,342,700	62,435,550

	Metals & Mining 3.5%
	Cliffs Natural Resources, Inc.	1,574,800	134,582,408
	Walter Energy, Inc.	682,700	88,935,329
			223,517,737
	Multiline Retail 0.8%
	Dollar General Corp. (a)	1,966,200	54,680,022

	Oil, Gas & Consumable Fuels 2.6%
	Occidental Petroleum Corp.	1,046,800	101,204,624
	Peabody Energy Corp.	983,100	62,348,202
			163,552,826
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	869,300	69,978,650

	Pharmaceuticals 1.5%
	Shire PLC, Sponsored ADR (b)	1,242,500	98,542,675

	Road & Rail 2.9%
¤	Union Pacific Corp.	1,984,400	187,783,772

	Semiconductors & Semiconductor Equipment 2.2%
	ASML Holding N.V.	1,792,045	75,283,810
	Texas Instruments, Inc.	1,843,300	62,506,303
			137,790,113
	Software 7.8%
	Autodesk, Inc. (a)	2,316,700	94,243,356
	Citrix Systems, Inc. (a)	1,579,300	99,780,174
	Intuit, Inc. (a)	1,363,900	64,007,827
¤	Oracle Corp.	5,575,500	178,583,265
	Salesforce.com, Inc. (a)	487,700	62,981,578
			499,596,200
	Specialty Retail 1.2%
	O'Reilly Automotive, Inc. (a)	1,301,700	73,975,611

	Textiles, Apparel & Luxury Goods 1.0%
	NIKE, Inc. Class B	791,900	65,315,912

	Wireless Telecommunication Services 1.6%
	American Tower Corp. Class A (a)	1,957,100	99,538,106

	Total Common Stocks (Cost $4,861,374,538)		6,263,072,896

		Principal Amount	Value
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $166,042,681 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $161,565,000 and a Market Value of $169,368,590)	$166,042,634	166,042,634
	Total Short-Term Investment (Cost $166,042,634)		166,042,634
	Total Investments (Cost $5,027,417,172) (c)	100.6%	6,429,115,530

	Other Assets, Less Liabilities	(0.6)	(37,516,840)
	Net Assets	100.0%	$6,391,598,690

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2011, cost is $5,046,038,835 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,436,426,758
Gross unrealized depreciation	(53,350,063)
Net unrealized appreciation	$1,383,076,695

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$6,263,072,896	$—	$—	$6,263,072,896
Short-Term Investment
Repurchase Agreement	—	166,042,634	—	166,042,634
Total Investments in Securities	$6,263,072,896	$166,042,634	$—	$6,429,115,530

(a)      For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments January 31, 2011 unaudited
		Shares	Value
	Common Stocks 95.6%†
	Aerospace & Defense 2.9%
	Boeing Co. (The)	173,300	$12,040,885
	GenCorp, Inc. (a)	150,800	773,604
	Honeywell International, Inc.	479,802	26,873,710
	Northrop Grumman Corp.	55,528	3,848,090
	Orbital Sciences Corp. (a)	155,000	2,644,300
	Raytheon Co.	65,500	3,274,345
			49,454,934
	Air Freight & Logistics 0.4%
	TNT N.V.	280,908	7,601,723

	Airlines 0.3%
	Southwest Airlines Co.	372,800	4,417,680

	Auto Components 1.6%
	Bridgestone Corp.	437,050	8,391,701
	Goodyear Tire & Rubber Co. (The) (a)	103,250	1,226,610
	Johnson Controls, Inc.	453,700	17,417,543
			27,035,854
	Automobiles 0.4%
	Nissan Motor Co., Ltd.	593,000	5,996,467

	Beverages 4.4%
¤	Coca-Cola Co. (The)	632,895	39,777,451
¤	PepsiCo., Inc.	544,591	35,022,647
			74,800,098
	Biotechnology 0.8%
	Alkermes, Inc. (a)	82,380	1,063,526
	Celgene Corp. (a)	78,700	4,055,411
	Genzyme Corp. (a)	95,871	7,032,138
	Gilead Sciences, Inc. (a)	21,000	805,980
			12,957,055
	Capital Markets 5.7%
	Ameriprise Financial, Inc.	133,750	8,245,688
	Bank of New York Mellon Corp. (The)	54,075	1,688,762
	BlackRock, Inc.	72,700	14,396,054
	Charles Schwab Corp. (The)	489,300	8,831,865
	Credit Suisse Group A.G., Sponsored ADR (b)	159,950	7,151,365
	Goldman Sachs Group, Inc. (The)	174,969	28,628,428
	Internet Capital Group, Inc. (a)	34,773	423,535
	Jefferies Group, Inc.	316,451	7,914,440
	Knight Capital Group, Inc. Class A (a)	27,753	384,657
	Legg Mason, Inc.	24,010	795,451
	State Street Corp.	200,334	9,359,604
	UBS A.G. (a)	426,300	7,645,401
	Virtus Investment Partners, Inc. (a)	7,726	372,934
			95,838,184
	Chemicals 3.0%
	Akzo Nobel N.V.	47,650	2,980,490
	E.I. du Pont de Nemours & Co.	358,600	18,173,848
	Monsanto Co.	380,064	27,889,096
	Mosaic Co. (The)	28,240	2,288,570
			51,332,004
	Commercial Banks 5.1%
	Banco Bilbao Vizcaya Argentaria S.A.	302,900	3,718,755
	BB&T Corp.	560,600	15,494,984
	China Construction Bank Corp. Class H	4,510,974	3,969,048
	Erste Group Bank A.G.	71,700	3,592,952
	Intesa Sanpaolo S.p.A.	2,053,600	6,832,400
	Popular, Inc. (a)	467,671	1,501,224
	Standard Chartered PLC	191,656	5,001,099
	U.S. Bancorp	347,550	9,383,850
¤	Wells Fargo & Co.	1,108,874	35,949,695
			85,444,007
	Commercial Services & Supplies 0.4%
	Covanta Holding Corp.	241,253	4,082,001
	Waste Management, Inc.	51,400	1,946,518
			6,028,519
	Communications Equipment 1.0%
	Cisco Systems, Inc. (a)	35,400	748,710
	Infinera Corp. (a)	117,451	861,503
	Motorola Mobility Holdings, Inc. (a)	1,262	35,172
	Motorola Solutions, Inc. (a)	1,442	55,906
	QUALCOMM, Inc.	288,950	15,640,864
			17,342,155
	Computers & Peripherals 1.8%
	Apple, Inc. (a)	53,485	18,148,530
	Dell, Inc. (a)	266,900	3,512,404
	SanDisk Corp. (a)	99,591	4,518,444
	STEC, Inc. (a)	226,750	4,646,107
			30,825,485
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	2,967,300	2,397,695
	Jacobs Engineering Group, Inc. (a)	91,186	4,684,225
			7,081,920
	Construction Materials 0.3%
	Holcim, Ltd.	63,750	4,463,851

	Consumer Finance 1.4%
	American Express Co.	386,800	16,779,384
	Discover Financial Services	327,830	6,750,020
			23,529,404
	Diversified Consumer Services 0.4%
	Coinstar, Inc. (a)	150,670	6,236,231

	Diversified Financial Services 3.5%
	Bank of America Corp.	325,304	4,466,424
	Citigroup, Inc. (a)	298,300	1,437,806
	CME Group, Inc.	49,135	15,161,096
	ING Groep N.V. (a)	507,300	5,781,600
¤	JPMorgan Chase & Co.	683,432	30,713,434
	Leucadia National Corp.	74,446	2,420,984
			59,981,344
	Diversified Telecommunication Services 1.1%
	AT&T, Inc.	333,600	9,180,672
	Koninklijke KPN N.V.	466,500	7,354,730
	Verizon Communications, Inc.	48,200	1,716,884
			18,252,286
	Electric Utilities 1.4%
	American Electric Power Co., Inc.	52,765	1,882,655
	Duke Energy Corp.	1,041,400	18,620,232
	Energias de Portugal S.A.	904,300	3,474,172
			23,977,059
	Electrical Equipment 0.7%
	ABB, Ltd. (a)	293,250	6,924,303
	Rockwell Automation, Inc.	56,174	4,550,656
			11,474,959
	Electronic Equipment & Instruments 1.0%
	Corning, Inc.	124,000	2,754,040
	HOYA Corp.	229,600	5,409,922
	Tyco Electronics, Ltd.	226,971	8,223,159
			16,387,121
	Energy Equipment & Services 0.8%
	Baker Hughes, Inc.	47,122	3,228,328
	Exterran Holdings, Inc. (a)	35,400	878,274
	Key Energy Services, Inc. (a)	202,105	2,690,018
	Parker Drilling Co. (a)	75,200	326,368
	Schlumberger, Ltd.	49,100	4,369,409
	Weatherford International, Ltd. (a)	61,650	1,462,338
			12,954,735
	Food & Staples Retailing 2.1%
	CVS Caremark Corp.	538,601	18,420,154
	Wal-Mart Stores, Inc.	185,920	10,424,534
	Walgreen Co.	154,961	6,266,623
			35,111,311
	Food Products 0.4%
	Archer-Daniels-Midland Co.	53,463	1,746,636
	Bunge, Ltd.	50,790	3,457,276
	Kraft Foods, Inc. Class A	36,000	1,100,520
			6,304,432
	Gas Utilities 0.4%
	National Fuel Gas Co.	69,611	4,757,216
	Nicor, Inc.	34,250	1,728,597
			6,485,813
	Health Care Equipment & Supplies 2.5%
	Baxter International, Inc.	86,368	4,187,984
	Boston Scientific Corp. (a)	21,700	151,466
	CareFusion Corp. (a)	44,612	1,147,867
	Covidien PLC	546,569	25,945,630
	Gen-Probe, Inc. (a)	10,500	660,345
	Medtronic, Inc.	285,768	10,950,630
			43,043,922
	Health Care Providers & Services 0.9%
	Aetna, Inc.	371,270	12,229,634
	Cardinal Health, Inc.	61,370	2,547,469
	SunLink Health Systems, Inc. (a)	46,368	84,853
	Universal Health Services, Inc. Class B	5,800	244,180
			15,106,136
	Hotels, Restaurants & Leisure 1.5%
	Genting Berhad	1,028,900	3,582,582
	Marriott International, Inc. Class A	28,660	1,131,783
	McDonald's Corp.	121,180	8,927,331
	Sands China, Ltd. (a)	2,119,100	5,234,795
	Starwood Hotels & Resorts Worldwide, Inc.	55,225	3,256,618
	TUI Travel PLC	1,008,800	4,088,345
			26,221,454
	Household Products 0.5%
	Colgate-Palmolive Co.	28,612	2,196,543
	Procter & Gamble Co. (The)	97,800	6,174,114
			8,370,657
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	429,000	5,319,600

	Industrial Conglomerates 2.1%
	3M Co.	66,390	5,837,009
	General Electric Co.	598,250	12,048,755
	Hutchison Whampoa, Ltd.	271,500	3,168,861
	Siemens A.G.	30,350	3,890,674
	Sime Darby Berhad	990,000	2,971,778
	Tyco International, Ltd.	174,189	7,808,893
			35,725,970
	Insurance 5.0%
	Aflac, Inc.	330,398	19,024,317
	Allstate Corp. (The)	196,800	6,128,352
	Aon Corp.	87,640	4,008,654
	Chubb Corp. (The)	33,950	1,966,724
	HCC Insurance Holdings, Inc.	65,800	1,992,424
	Marsh & McLennan Cos., Inc.	108,755	3,032,089
	MetLife, Inc.	508,111	23,256,240
	Phoenix Cos., Inc. (The) (a)	123,850	317,056
	Reinsurance Group of America, Inc.	35,592	2,048,676
	Tokio Marine Holdings, Inc.	154,800	4,613,070
	Travelers Cos., Inc. (The)	164,455	9,252,238
	W.R. Berkley Corp.	291,266	8,228,264
			83,868,104
	Internet & Catalog Retail 0.5%
	Liberty Media Corp. Interactive Class A (a)	550,690	8,722,930

	Internet Software & Services 2.4%
	AOL, Inc. (a)	5,151	121,151
	eBay, Inc. (a)	412,275	12,516,669
	Google, Inc. Class A (a)	20,416	12,256,950
	Valueclick, Inc. (a)	137,658	1,928,589
	VeriSign, Inc.	419,648	14,121,155
			40,944,514
	IT Services 1.4%
	Accenture PLC Class A	196,050	10,090,693
	Computer Sciences Corp.	86,500	4,609,585
	International Business Machines Corp.	51,799	8,391,438
			23,091,716
	Machinery 0.4%
	Caterpillar, Inc.	72,950	7,076,880

	Media 4.8%
	Ascent Media Corp. Class A (a)	1,362	51,811
	British Sky Broadcasting Group PLC	66,000	798,202
	Cablevision Systems Corp. Class A	136,023	4,604,379
	Comcast Corp. Class A	122,000	2,775,500
	DIRECTV Class A (a)	20,700	877,473
	Liberty Media Corp. Capital Class A (a)	264,814	17,387,687
	Liberty Media-Starz, Series A (a)	56,287	3,752,654
	Madison Square Garden, Inc. Class A (a)	88,453	2,230,785
	Time Warner Cable, Inc.	15,445	1,047,634
	Time Warner, Inc.	656,966	20,661,581
	Viacom, Inc. Class B	616,500	25,615,575
	Walt Disney Co. (The)	29,843	1,159,997
			80,963,278
	Metals & Mining 0.5%
	Anglo American PLC	42,900	2,104,531
	United States Steel Corp.	98,050	5,654,544
			7,759,075
	Multi-Utilities 0.5%
	Dominion Resources, Inc.	28,800	1,253,952
	GDF Suez S.A.	180,196	7,148,579
			8,402,531
	Multiline Retail 0.3%
	Kohl's Corp. (a)	71,500	3,630,770
	Target Corp.	31,890	1,748,529
			5,379,299
	Office Electronics 0.0%‡
	Xerox Corp.	65,600	696,672

	Oil, Gas & Consumable Fuels 11.0%
	Anadarko Petroleum Corp.	133,300	10,274,764
	Apache Corp.	110,749	13,219,001
	BG Group PLC	191,200	4,290,896
	Chesapeake Energy Corp.	103,057	3,043,273
	Chevron Corp.	67,729	6,429,514
¤	ConocoPhillips	414,226	29,600,590
	Devon Energy Corp.	205,221	18,201,050
	EOG Resources, Inc.	82,000	8,723,980
	ExxonMobil Corp.	62,100	5,010,228
	Hess Corp.	54,125	4,552,995
	InterOil Corp. (a)	5,200	359,840
¤	Marathon Oil Corp.	703,549	32,152,189
	Occidental Petroleum Corp.	161,620	15,625,422
	Petroleo Brasileiro S.A., ADR (b)	125,750	4,618,797
	Repsol YPF, S.A.	152,500	4,797,075
	Spectra Energy Corp.	530,400	13,912,392
	Total S.A.	139,750	8,173,035
	Williams Cos., Inc.	119,631	3,228,841
			186,213,882
	Paper & Forest Products 0.1%
	MeadWestvaco Corp.	80,405	2,301,995

	Pharmaceuticals 8.1%
	Abbott Laboratories	135,177	6,104,593
	Bayer A.G.	74,400	5,486,437
	GlaxoSmithKline PLC	185,600	3,355,069
	Hospira, Inc. (a)	102,723	5,673,391
	Johnson & Johnson	68,700	4,106,199
¤	Merck & Co., Inc.	1,005,305	33,345,967
	Mylan, Inc. (a)	29,000	671,640
	Novartis A.G.	92,100	5,126,965
¤	Pfizer, Inc.	1,954,500	35,610,990
	Sanofi-Aventis	184,950	12,629,565
	Sanofi-Aventis, Sponsored ADR (b)	545,850	18,782,699
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	115,998	6,339,291
			137,232,806
	Real Estate Investment Trusts 0.7%
	HCP, Inc.	127,827	4,741,103
	UDR, Inc.	260,327	6,112,478
	Weyerhaeuser Co.	61,705	1,430,322
			12,283,903
	Real Estate Management & Development 0.5%
	Cheung Kong Holdings, Ltd.	159,100	2,624,237
	Mitsubishi Estate Co., Ltd.	196,600	3,712,598
	St. Joe Co. (The) (a)	95,900	2,628,619
			8,965,454
	Road & Rail 0.5%
	Celadon Group, Inc. (a)	116,274	1,703,414
	CSX Corp.	50,742	3,582,385
	Union Pacific Corp.	38,500	3,643,255
			8,929,054
	Semiconductors & Semiconductor Equipment 1.8%
	Applied Materials, Inc.	591,300	9,277,497
	Intel Corp.	246,920	5,298,903
	Texas Instruments, Inc.	465,200	15,774,932
			30,351,332
	Software 3.1%
	Adobe Systems, Inc. (a)	34,950	1,155,098
	Blackboard, Inc. (a)	45,339	1,761,874
	Electronic Arts, Inc. (a)	31,733	494,717
	JDA Software Group, Inc. (a)	31,679	956,072
¤	Microsoft Corp.	1,422,733	39,445,272
	Oracle Corp.	55,168	1,767,031
	S1 Corp. (a)	49,370	317,943
	SAP A.G.	101,250	5,852,809
			51,750,816
	Specialty Retail 2.2%
	Home Depot, Inc. (The)	165,753	6,094,738
	Lowe's Cos., Inc.	1,152,400	28,579,520
	PEP Boys-Manny, Moe & Jack	234,255	3,265,515
			37,939,773
	Thrifts & Mortgage Finance 0.1%
	New York Community Bancorp, Inc.	47,700	873,864

	Trading Companies & Distributors 0.5%
	Mitsubishi Corp.	297,600	8,284,795

	Wireless Telecommunication Services 1.7%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,027,750	29,146,990

	Total Common Stocks (Cost $1,392,666,339)		1,616,282,033

		Principal Amount	Value
	Long-Term Bonds 0.3%
	Convertible Bonds 0.1%
	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	$900,000	$1,170,000

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300	1,021,452

	Total Convertible Bonds (Cost $1,609,897)		2,191,452

	Corporate Bond 0.2%
	Specialty Retail 0.2%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,800,000	2,863,000
	Total Corporate Bond (Cost $2,146,016)		2,863,000
	Total Long-Term Bonds (Cost $3,755,913)		5,054,452

	Short-Term Investment 4.6%
	Repurchase Agreement 4.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $78,343,254 (Collateralized by United States Treasury Notes with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $76,235,000 and a Market Value of $79,917,151)	78,343,232	78,343,232

	Total Short-Term Investment (Cost $78,343,232)		78,343,232

	Total Investments (Cost $1,474,765,484) (c)	100.5%	1,699,679,717

	Other Assets, Less Liabilities	(0.5)	(8,396,901)
	Net Assets	100.0%	$1,691,282,816
¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2011, cost is $1,492,939,460 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$284,879,281
Gross unrealized depreciation	(78,139,024)
Net unrealized appreciation	$206,740,257

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,616,282,033	$—	$—	$1,616,282,033
Long-Term Bonds
Convertible Bonds	—	2,191,452	—	2,191,452
Corporate Bond	—	2,863,000	—	2,863,000
Total Long-Term Bonds	—	5,054,452	—	5,054,452
Short-Term Investment
Repurchase Agreement	—	78,343,232	—	78,343,232
Total Investments in Securities	$1,616,282,033	$83,397,684	$—	$1,699,679,717

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2011, the Fund held the following foreign currencies:
	Currency		Cost			Value
Euro	EUR	2,965	USD	4,057		USD	4,059
Japanese Yen	JPY	14		—	(a)		—	(a)
Total			USD	4,057		USD	4,059

(a) Less than one dollar.

MainStay Money Market Fund
Portfolio of Investments January 31, 2011 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 99.9%†
Asset-Backed Commercial Paper 1.2%
Straight-A Funding LLC 0.25%, due 4/6/11 (a)(b)	$6,365,000	$6,362,171
		6,362,171
Financial Company Commercial Paper 11.8%
American Honda Finance Corp.
0.20%, due 2/25/11 (a)	6,250,000	6,249,167
0.22%, due 2/23/11 (a)	6,250,000	6,249,160
BNP Paribas Finance, Inc. 0.16%, due 2/4/11 (a)	8,000,000	7,999,893
General Electric Capital Corp. 0.16%, due 2/14/11 (a)	6,500,000	6,499,625
John Deere Credit Ltd. 0.20%, due 2/7/11 (a)(b)	3,900,000	3,899,870
National Cooperative Services 0.30%, due 2/3/11 (a)(b)	6,345,000	6,344,894
National Rural Utilities Cooperative Finance Corp. 0.26%, due 3/22/11 (a)	6,250,000	6,247,788
PACCAR Financial Corp. 0.24%, due 4/21/11 (a)	3,000,000	2,998,420
Private Export Funding Corp.
0.19%, due 2/7/11 (a)(b)	6,500,000	6,499,794
0.31%, due 5/11/11 (a)(b)	6,345,000	6,339,591
		59,328,202
Government Agency Debt 10.9%
Federal Farm Credit Bank
0.22%, due 11/4/11 (c)	4,995,000	4,995,000
0.25%, due 1/12/12 (c)	6,420,000	6,420,000
0.267%, due 9/16/11 (c)	3,750,000	3,749,884
Federal Home Loan Bank
0.27%, due 1/24/12 (c)	5,095,000	5,095,000
0.307%, due 7/29/11 (c)	6,250,000	6,250,000
0.34%, due 11/15/11	6,240,000	6,240,000
0.41%, due 12/9/11	2,510,000	2,510,000
Federal Home Loan Mortgage Corporation (Discount Note) 0.25%, due 5/2/11 (a)	1,625,000	1,623,984
Federal National Mortgage Association 0.221%, due 9/19/11 (c)	6,250,000	6,250,209
Federal National Mortgage Association (Discount Notes)
0.25%, due 4/11/11 (a)	3,250,000	3,248,441
0.33%, due 2/22/11 (a)	3,600,000	3,599,307
International Bank for Reconstruction & Development 0.174%, due 3/1/11 (a)	5,000,000	4,999,300
		54,981,125
Other Commercial Paper 40.9%
American Water Capital Corp. 0.32%, due 2/1/11 (a)(b)	2,060,000	2,060,000
Archer-Daniels-Midland Co.
0.24%, due 2/16/11 (a)(b)	6,750,000	6,749,325
0.28%, due 5/10/11 (a)(b)	6,250,000	6,245,236
AT&T, Inc. 0.25%, due 2/14/11 (a)(b)	5,135,000	5,134,536
Basin Electric Power Cooperative, Inc. 0.23%, due 2/23/11 (a)(b)	3,750,000	3,749,473
Campbell Soup Co.
0.16%, due 2/24/11 (a)(b)	5,000,000	4,999,489
0.17%, due 3/1/11 (a)(b)	6,250,000	6,249,174
Coca-Cola Co. (The)
0.21%, due 3/10/11 (a)(b)	6,345,000	6,343,630
0.21%, due 3/21/11 (a)(b)	6,420,000	6,418,202
Colgate-Palmolive Co. 0.16%, due 2/10/11 (a)(b)	4,610,000	4,609,816
Danaher Corp. 0.20%, due 2/15/11 (a)(b)	2,500,000	2,499,806
Dover Corp. 0.21%, due 3/1/11 (a)(b)	3,900,000	3,899,363
Duke Energy Corp. 0.31%, due 2/3/11 (a)(b)	2,080,000	2,079,964
Emerson Electric Co. 0.17%, due 2/1/11 (a)(b)	6,250,000	6,250,000
Google, Inc.
0.18%, due 2/7/11 (a)(b)	6,000,000	5,999,820
0.19%, due 3/15/11 (a)(b)	6,750,000	6,748,504
Honeywell International, Inc.
0.20%, due 2/22/11 (a)(b)	3,750,000	3,749,562
0.20%, due 3/28/11 (a)(b)	6,250,000	6,248,090
0.20%, due 3/30/11 (a)(b)	2,325,000	2,324,264
International Business Machines Corp. 0.17%, due 2/2/11 (a)(b)	6,380,000	6,379,970
John Deere Credit, Inc.
0.18%, due 2/2/11 (a)(b)	4,695,000	4,694,976
0.20%, due 2/16/11 (a)(b)	3,500,000	3,499,708
Medtronic, Inc. 0.22%, due 2/22/11 (a)(b)	7,000,000	6,999,102
Merck & Co., Inc. 0.18%, due 2/28/11 (a)(b)	6,365,000	6,364,141
Nestle Capital Corp. 0.24%, due 4/1/11 (a)(b)	6,250,000	6,247,542
Novartis Finance Corp. 0.17%, due 2/1/11 (a)(b)	4,600,000	4,600,000
PepsiCo, Inc.
0.17%, due 3/25/11 (a)(b)	6,380,000	6,378,433
0.18%, due 2/8/11 (a)(b)	6,345,000	6,344,778
Procter & Gamble International Funding SCA 0.18%, due 3/2/11 (a)(b)	6,380,000	6,379,075
Societe Generale North America, Inc.
0.24%, due 2/8/11 (a)	6,250,000	6,249,708
0.255%, due 2/15/11 (a)	6,250,000	6,249,380
South Carolina Fuel Co., Inc. 0.34%, due 2/14/11 (a)(b)	1,845,000	1,844,773
Southern Co. 0.24%, due 2/16/11 (a)(b)	6,250,000	6,249,375
Southern Co. Funding Corp. 0.24%, due 2/3/11 (a)(b)	6,250,000	6,249,917
Virginia Electric and Power Co. 0.35%, due 2/7/11 (a)	2,065,000	2,064,880
Walt Disney Co. (The)
0.17%, due 2/7/11 (a)(b)	6,250,000	6,249,823
0.17%, due 2/22/11 (a)(b)	6,250,000	6,249,380
WW Grainger, Inc.
0.19%, due 2/9/11 (a)	6,420,000	6,419,729
0.19%, due 2/23/11 (a)	3,000,000	2,999,652
0.20%, due 3/3/11 (a)	5,060,000	5,059,157
		206,131,753
Other Notes 7.6%
Ally Auto Receivables Trust
Series 2010-4, Class A1 0.336%, due 11/15/11	1,130,223	1,130,223
Series 2010-2, Class A1 0.586%, due 7/15/11	14,751	14,751
Berkshire Hathaway Finance Corp. 0.266%, due 2/10/11 (c)	8,100,000	8,100,022
BMW Vehicle Lease Trust Series 2010-1, Class A1 0.298%, due 10/17/11	1,037,389	1,037,389
CarMax Auto Owner Trust Series 2010-3, Class A1 0.313%, due 11/15/11	915,414	915,414
CNH Equipment Trust Series 2010-C, Class A1 0.427%, due 12/9/11	1,419,351	1,419,351
Ford Credit Auto Owner Trust
Series 2011-A, Class A1 0.289%, due 2/15/12 (b)	2,565,000	2,565,000
Series 2010-B, Class A1 0.506%, due 8/15/11 (b)	278,453	278,453
GE Equipment Midticket LLC Series 2010-1, Class A1 0.351%, due 9/14/11 (b)	520,570	520,570
General Electric Capital Corp. 0.382%, due 3/11/11 (c)(d)	3,250,000	3,250,000
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.411%, due 10/15/11 (b)(c)	2,500,000	2,500,000
Hyundai Auto Receivables Trust
Series 2011-A, Class A1 0.318%, due 2/15/12	2,565,000	2,565,000
Series 2010-B, Class A1 0.371%, due 9/15/11	450,472	450,472
Navistar Financial Corp. Owner Trust
Series 2010-B, Class A1 0.345%, due 10/18/11 (b)	1,083,692	1,083,692
Series 2010-A, Class A1 0.608%, due 6/20/11 (b)	408,055	408,055
Nissan Auto Receivables Owner Trust Series 2010-A, Class A1 0.356%, due 10/17/11	1,368,663	1,368,663
PepsiCo, Inc. 0.333%, due 7/15/11 (c)	3,600,000	3,600,838
Toronto-Dominion Bank (The) 0.341%, due 1/12/12	5,095,000	5,095,000
Volkswagen Auto Lease Trust Series 2010-A, Class A1 0.299%, due 11/21/11	1,561,726	1,561,726
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (b)	421,616	421,616
		38,286,235
Treasury Debt 8.8%
United States Treasury Bills
0.155%, due 2/17/11 (a)	6,345,000	6,344,563
0.195%, due 6/30/11 (a)	6,375,000	6,369,855
United States Treasury Notes
0.875%, due 3/31/11	8,995,000	9,003,437
1.00%, due 8/31/11	6,250,000	6,275,341
1.00%, due 9/30/11	6,200,000	6,229,392
1.00%, due 10/31/11	6,390,000	6,423,353
1.00%, due 12/31/11	3,760,000	3,782,491
		44,428,432
Treasury Repurchase Agreements 18.7%
Deutsche Bank Securities, Inc. 0.21%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $31,450,183 (Collateralized by a United States Treasury Note, with a rate of 0.75% and a maturity date of 8/15/13, with a Principal Amount of $31,971,500 and a Market Value of $32,079,062)	31,450,000	31,450,000
Morgan Stanley Co. 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $31,342,174 (Collateralized by a United States Treasury Note, with a rate of 1.125% and a maturity date of 1/15/21, with a Principal Amount of $31,842,200 and a Market Value of $31,968,932)	31,342,000	31,342,000
SG Americas Securities LLC 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $31,450,175 (Collateralized by a United States Treasury Bond, with a rate of 2.375% and a maturity date of 1/15/25, with a Principal Amount of $25,061,600 and a Market Value of $32,079,020)	31,450,000	31,450,000
		94,242,000
Total Short-Term Investments (Amortized Cost $503,759,918) (e)	99.9%	503,759,918

Other Assets, Less Liabilities	0.1	657,558
Net Assets	100.0%	$504,417,476

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Asset-Backed Commercial Paper	$—	$6,362,171	$—	$6,362,171
Financial Company Commercial Paper	—	59,328,202	—	59,328,202
Government Agency Debt	—	54,981,125	—	54,981,125
Other Commercial Paper	—	206,131,753	—	206,131,753
Other Notes	—	38,286,235	—	38,286,235
Treasury Debt	—	44,428,432	—	44,428,432
Treasury Repurchase Agreements	—	94,242,000	—	94,242,000
Total Investments in Securities	$—	$503,759,918	$—	$503,759,918

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund
Portfolio of Investments  January 31, 2011 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 100.1%†
Asset-Backed Commercial Paper 1.3%
Straight-A Funding LLC 0.25%, due 4/6/11 (a)(b)	$1,415,000	$1,414,371
		1,414,371
Financial Company Commercial Paper 12.9%
American Honda Finance Corp.
0.20%, due 2/25/11 (a)	1,500,000	1,499,800
0.22%, due 2/23/11 (a)	1,500,000	1,499,798
BNP Paribas Finance, Inc. 0.16%, due 2/4/11 (a)	1,750,000	1,749,977
General Electric Capital Corp. 0.16%, due 2/14/11 (a)	1,500,000	1,499,913
John Deere Credit Ltd. 0.20%, due 2/7/11 (a)(b)	900,000	899,970
National Cooperative Services 0.30%, due 2/3/11 (a)(b)	1,415,000	1,414,976
National Rural Utilities Cooperative Finance Corp. 0.26%, due 3/22/11 (a)	1,500,000	1,499,469
PACCAR Financial Corp. 0.24%, due 4/21/11 (a)	800,000	799,579
Private Export Funding Corp.
0.19%, due 2/7/11 (a)(b)	1,500,000	1,499,953
0.31%, due 5/11/11 (a)(b)	1,395,000	1,393,811
		13,757,246
Government Agency Debt 11.7%
Federal Farm Credit Bank
0.22%, due 11/4/11 (c)	1,205,000	1,205,000
0.25%, due 1/12/12 (c)	1,420,000	1,420,000
0.267%, due 9/16/11 (c)	750,000	749,977
Federal Home Loan Bank
0.27%, due 1/24/12 (c)	1,130,000	1,130,000
0.307%, due 7/29/11 (c)	1,500,000	1,500,000
0.34%, due 11/15/11	1,465,000	1,465,000
0.41%, due 12/9/11	605,000	605,000
Federal Home Loan Mortgage Corporation (Discount Note) 0.25%, due 5/2/11 (a)	400,000	399,750
Federal National Mortgage Association 0.221%, due 9/19/11 (c)	1,500,000	1,500,050
Federal National Mortgage Association (Discount Notes)
0.25%, due 4/11/11 (a)	780,000	779,626
0.33%, due 2/22/11 (a)	600,000	599,884
International Bank for Reconstruction & Development 0.174%, due 3/1/11 (a)	1,200,000	1,199,832
		12,554,119
Other Commercial Paper 42.1%
American Water Capital Corp. 0.32%, due 2/1/11 (a)(b)	455,000	455,000
Archer-Daniels-Midland Co.
0.24%, due 2/16/11 (a)(b)	1,250,000	1,249,875
0.28%, due 5/10/11 (a)(b)	1,500,000	1,498,857
AT&T, Inc. 0.25%, due 2/14/11 (a)(b)	1,135,000	1,134,898
Basin Electric Power Cooperative, Inc. 0.23%, due 2/23/11 (a)(b)	900,000	899,873
Campbell Soup Co.
0.16%, due 2/24/11 (a)(b)	1,000,000	999,898
0.17%, due 3/1/11 (a)(b)	1,500,000	1,499,802
Coca-Cola Co. (The)
0.21%, due 3/10/11 (a)(b)	1,410,000	1,409,696
0.21%, due 3/21/11 (a)(b)	1,420,000	1,419,602
Colgate-Palmolive Co. 0.16%, due 2/10/11 (a)(b)	1,025,000	1,024,959
Danaher Corp. 0.20%, due 2/15/11 (a)(b)	500,000	499,961
Dover Corp. 0.21%, due 3/1/11 (a)(b)	900,000	899,853
Duke Energy Corp. 0.31%, due 2/3/11 (a)(b)	460,000	459,992
Emerson Electric Co. 0.17%, due 2/1/11 (a)(b)	1,500,000	1,500,000
Google, Inc.
0.18%, due 2/7/11 (a)(b)	750,000	749,978
0.19%, due 3/15/11 (a)(b)	1,500,000	1,499,667
Honeywell International, Inc.
0.20%, due 2/22/11 (a)(b)	900,000	899,895
0.20%, due 3/28/11 (a)(b)	1,500,000	1,499,542
0.20%, due 3/30/11 (a)(b)	515,000	514,837
International Business Machines Corp. 0.17%, due 2/2/11 (a)(b)	1,415,000	1,414,993
John Deere Credit, Inc.
0.18%, due 2/2/11 (a)(b)	1,045,000	1,044,995
0.20%, due 2/16/11 (a)(b)	900,000	899,925
Medtronic, Inc. 0.22%, due 2/22/11 (a)(b)	750,000	749,904
Merck & Co., Inc. 0.18%, due 2/28/11 (a)(b)	1,415,000	1,414,809
Nestle Capital Corp. 0.24%, due 4/1/11 (a)(b)	1,250,000	1,249,508
Novartis Finance Corp. 0.17%, due 2/1/11 (a)(b)	1,000,000	1,000,000
PepsiCo, Inc.
0.17%, due 3/25/11 (a)(b)	1,415,000	1,414,653
0.18%, due 2/8/11 (a)(b)	1,395,000	1,394,951
Procter & Gamble International Funding SCA 0.18%, due 3/2/11 (a)(b)	1,415,000	1,414,795
Societe Generale North America, Inc.
0.24%, due 2/8/11 (a)	1,500,000	1,499,930
0.255%, due 2/15/11 (a)	1,500,000	1,499,851
South Carolina Fuel Co., Inc. 0.34%, due 2/14/11 (a)(b)	410,000	409,950
Southern Co. 0.24%, due 2/16/11 (a)(b)	1,500,000	1,499,850
Southern Co. Funding Corp. 0.24%, due 2/3/11 (a)(b)	1,500,000	1,499,980
Virginia Electric and Power Co. 0.35%, due 2/7/11 (a)	460,000	459,973
Walt Disney Co. (The)
0.17%, due 2/7/11 (a)(b)	1,500,000	1,499,957
0.17%, due 2/22/11 (a)(b)	1,500,000	1,499,851
WW Grainger, Inc.
0.19%, due 2/9/11 (a)	1,420,000	1,419,940
0.19%, due 2/23/11 (a)	500,000	499,942
0.20%, due 3/3/11 (a)	1,120,000	1,119,813
		45,023,755
Other Notes 8.9%
Ally Auto Receivables Trust
Series 2010-4, Class A1 0.336%, due 11/15/11	297,427	297,427
Series 2010-2, Class A1 0.586%, due 7/15/11	3,227	3,227
Berkshire Hathaway Finance Corp. 0.266%, due 2/10/11 (c)	2,100,000	2,100,005
BMW Vehicle Lease Trust Series 2010-1, Class A1 0.298%, due 10/17/11	244,824	244,824
CarMax Auto Owner Trust Series 2010-3, Class A1 0.313%, due 11/15/11	228,853	228,853
CNH Equipment Trust Series 2010-C, Class A1 0.427%, due 12/9/11	343,589	343,589
Ford Credit Auto Owner Trust
Series 2011-A, Class A1 0.289%, due 2/15/12 (b)	560,000	560,000
Series 2010-B, Class A1 0.506%, due 8/15/11 (b)	63,812	63,812
GE Equipment Midticket LLC Series 2010-1, Class A1 0.351%, due 9/14/11 (b)	123,945	123,945
General Electric Capital Corp. 0.382%, due 3/11/11 (c)(d)	1,100,000	1,100,117
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.411%, due 10/15/11 (b)(c)	600,000	600,000
Hyundai Auto Receivables Trust
Series 2011-A, Class A1 0.318%, due 2/15/12	565,000	565,000
Series 2010-B, Class A1 0.371%, due 9/15/11	107,255	107,255
Navistar Financial Corp. Owner Trust
Series 2010-B, Class A1 0.345%, due 10/18/11 (b)	256,664	256,664
Series 2010-A, Class A1 0.608%, due 6/20/11 (b)	96,645	96,645
Nissan Auto Receivables Owner Trust Series 2010-A, Class A1 0.356%, due 10/17/11	323,004	323,004
PepsiCo, Inc. 0.333%, due 7/15/11 (c)	900,000	900,210
Toronto-Dominion Bank (The) 0.341%, due 1/12/12	1,130,000	1,130,000
Volkswagen Auto Lease Trust Series 2010-A, Class A1 0.299%, due 11/21/11	364,403	364,403
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (b)	102,555	102,555
		9,511,535
Treasury Debt 8.7%
United States Treasury Bills
0.155%, due 2/17/11 (a)	1,400,000	1,399,903
0.195%, due 6/30/11 (a)	1,415,000	1,413,858
United States Treasury Notes
0.875%, due 3/31/11	1,455,000	1,456,532
1.00%, due 8/31/11	1,250,000	1,255,068
1.00%, due 9/30/11	1,450,000	1,456,874
1.00%, due 10/31/11	1,420,000	1,427,412
1.00%, due 12/31/11	840,000	845,025
		9,254,672
Treasury Repurchase Agreements 14.5%
Deutsche Bank Securities, Inc. 0.21%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $4,850,028 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 8/15/13, with a Principal Amount of $4,930,500 and a Market Value of $4,947,088)	4,850,000	4,850,000
Morgan Stanley Co. 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $5,752,032 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/15/14, with a Principal Amount of $4,625,300 and a Market Value of $5,867,074)	5,752,000	5,752,000
SG Americas Securities LLC 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $4,850,027 (Collateralized by a United States Treasury Bond with a rate of 2.375% and a maturity date of 1/15/25, with a Principal Amount of $3,864,900 and a Market Value of $4,947,099)	4,850,000	4,850,000
		15,452,000
Total Short-Term Investments (Amortized Cost $106,967,698) (e)	100.1%	106,967,698

Other Assets, Less Liabilities	(0.1)	(64,846)
Net Assets	100.0%	$106,902,852

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Asset-Backed Commercial Paper	$—	$1,414,371	$—	$1,414,371
Financial Company Commercial Paper	—	13,757,246	—	13,757,246
Government Agency Debt	—	12,554,119	—	12,554,119
Other Commercial Paper	—	45,023,755	—	45,023,755
Other Notes	—	9,511,535	—	9,511,535
Treasury Debt	—	9,254,672	—	9,254,672
Treasury Repurchase Agreements	—	15,452,000	—	15,452,000
Total Investments in Securities	—	106,967,698	—	106,967,698

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Municipal Bonds 99.6% †
	Alabama 0.4%
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (a)	$1,550,000	$1,408,950

	Arizona 1.7%
	Pima County Industrial Development Authority Lease Revenue, Metro Police Facility Series A 6.00%, due 7/1/41	4,000,000	4,116,800
	Scottsdale Arizona Industrial Development Authority Hospital Revenue, Scottsdale Healthcare 5.00%, due 9/1/17	1,370,000	1,453,693
			5,570,493
	California 16.8%
	California Health Facilities Financing Authority Revenue, Catholic Healthcare
	Series G 5.25%, due 7/1/23	575,000	574,971
	Series A 6.00%, due 7/1/34	3,000,000	3,011,610
	California Health Facilities Financing Authority Revenue, Providence Health Services Series B 5.50%, due 10/1/39	535,000	516,275
	California Infrastructure & Economic Development Bank Revenue, California Independent System Operator Corp. Series A 5.50%, due 2/1/30	5,400,000	5,349,780
	California Municipal Finance Authority Revenue, Eisenhower Medical Center Series A 5.75%, due 7/1/40	1,000,000	903,330
	California Pollution Control Financing Authority Environmental Improvement Revenue, Air Products and Chemicals 1.20%, due 3/1/41	2,000,000	2,000,000
¤	California State
	5.625%, due 4/1/26	2,500,000	2,543,975
	6.00%, due 11/1/35	2,500,000	2,536,225
	6.25%, due 11/1/34	5,000,000	5,153,900
	California State Public Works Board, Lease Revenue Series C 5.25%, due 6/1/28	4,310,000	3,983,905
	California State Public Works Revenue, Various Capital Project Series G1 5.75%, due 10/1/30	1,000,000	955,170
	California Statewide Communities Development Authority Revenue 5.25%, due 11/1/30	1,475,000	1,359,050
	California Statewide Communities Development Authority Revenue, Aspire Public School 6.375%, due 7/1/45	3,000,000	2,722,950
	California Statewide Communities Development Authority Revenue, Sutter Health Series A 6.00%, due 8/15/42	3,250,000	3,227,120
	Dublin-San, Ramon Services District, California, Refunding Water Revenue 5.50%, due 8/1/36	4,035,000	3,872,269
	Golden State Tobacco Securitization Corp. Series A 4.50%, due 6/1/27	4,595,000	3,322,553
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/36 (b)	12,500,000	1,959,750
	Los Angeles, California Unified School District Election Series H, Insured: AGM 5.00%, due 7/1/32 (b)	2,250,000	2,097,293
	Los Rios, California Community College District Election Series D 5.375%, due 8/1/34	4,000,000	3,937,080
	Morongo, California Unified School District Election Series B, Insured: AGM 5.25%, due 8/1/38 (b)	3,600,000	3,374,028
	Sacramento, California Unified School District Election Series C, Insured: NATL-RE 5.125%, due 7/1/31 (c)	1,945,000	1,914,677
			55,315,911
	Colorado 0.6%
	Colorado Educational & Cultural Facilities Authority Revenue Series A4 0.21%, due 2/1/34	50,000	50,000
	E-470 Public Highway Authority Colorado Revenue Series C 5.375%, due 9/1/26	1,000,000	910,810
	North Range Village Metropolitan District, Colorado, Refunding & Improvement Insured: CIFG 4.25%, due 12/1/36 (d)	1,000,000	792,580
			1,753,390
	District of Columbia 0.1%
	District of Columbia Water and Sewer Authority Revenue, Public Utilities Insured: AGM 5.50%, due 10/1/28 (b)	400,000	431,480

	Florida 6.7%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,150,000	928,786
	Citizens Property Insurance Corp. Revenue
	Series A-1 5.25%, due 6/1/17	3,500,000	3,622,570
	Series A-1 6.00%, due 6/1/16	2,220,000	2,397,356
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,128,000
	Florida State Municipal Power Agency Revenue Series E 0.73%, due 10/1/30	300,000	300,000
	Miami-Dade County Florida Aviation International Airport Revenue Series A, Insured: AGM 5.50%, due 10/1/26 (b)(e)	2,000,000	1,949,660
	Miami-Dade County Florida Solid Waste System Revenue Insured: NATL-RE 5.00%, due 10/1/19 (c)	1,735,000	1,802,266
	Miami-Dade County Florida Special Obligation, Subordinate Series B, Insured: NATL-RE (zero coupon), due 10/1/31 (c)	16,935,000	3,933,492
	North Sumter County Florida Utility Dependent District Revenue Insured: AGM 5.75%, due 10/1/43 (b)	5,000,000	5,023,450
			22,085,580
	Georgia 3.5%
¤	Atlanta, Georgia Water & Wastewater Revenue
	Insured: AGM 5.00%, due 11/1/43 (b)	800,000	745,232
	Series A 6.00%, due 11/1/22	2,000,000	2,195,880
	Series A 6.25%, due 11/1/39	3,500,000	3,590,825
	DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Project 6.125%, due 9/1/40	3,500,000	3,204,530
	Fulton County Georgia Development Authority Revenue, Piedmont Healthcare, Inc. Series A 5.00%, due 6/15/32	2,050,000	1,852,749
			11,589,216
	Hawaii 1.2%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	4,000,000	4,000,240

	Illinois 7.1%
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: AGM 5.00%, due 7/1/23 (b)	7,000,000	7,052,500
	Chicago, Illinois Waterworks Revenue Insured: NATL-RE 6.50%, due 11/1/15 (c)	3,005,000	3,536,825
	Gilberts, Illinois Special Service Area No. 9 Special Tax Insured: GTY 4.75%, due 3/1/30 (f)	3,865,000	3,286,989
	Illinois Finance Authority Revenue, Refunding, OSF Healthcare System Series A 6.00%, due 5/15/39	2,560,000	2,351,821
¤	Illinois Railsplitter Tobacco Settlement Authority Revenue 6.25%, due 6/1/24	7,000,000	7,008,680
			23,236,815
	Indiana 0.9%
	Indiana Finance Authority Hospital Revenue, King's Daughter Hospital & Health 5.50%, due 8/15/45	2,215,000	1,748,942
	Indianapolis, Indiana Public Improvement Bond Bank Series A, Insured: AGM 5.50%, due 1/1/38 (b)	1,100,000	1,129,392
			2,878,334
	Kansas 1.0%
	Arkansas City Public Building Commission Revenue, South Central Regional Medical Center 7.00%, due 9/1/29	3,000,000	3,135,360

	Louisiana 3.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Series A, Insured: AMBAC 5.625%, due 10/1/16 (a)	1,425,000	1,426,867
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	4,000,000	4,094,960
	Louisiana Public Facilities Authority Revenue, Christus Health Series A 6.00%, due 7/1/29	1,600,000	1,616,736
	Louisiana State Citizens Property Insurance Corp. Assessment Revenue Series B, Insured: AMBAC 5.00%, due 6/1/20 (a)	2,340,000	2,317,161
	New Orleans, Louisiana Sewer Service Revenue
	Insured: AGM 6.00%, due 6/1/24 (b)	500,000	514,035
	Insured: AGM 6.25%, due 6/1/29 (b)	750,000	757,920
			10,727,679
	Massachusetts 4.4%
¤	Massachusetts Educational Financing Authority Revenue
	Series B 5.70%, due 1/1/31 (e)	2,870,000	2,649,986
	Series I 6.00%, due 1/1/28	3,830,000	3,897,178
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	7,550,000	7,742,978
			14,290,142
	Michigan 1.8%
	Dearborn, Michigan Heights Building Authority Revenue Insured: AMBAC 4.75%, due 5/1/33 (a)	1,555,000	1,287,929
	Detroit, Michigan Sewer Disposal Revenue Series B, Insured: AGM 7.50%, due 7/1/33 (b)	3,900,000	4,525,131
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	250,000	181,275
			5,994,335
	Missouri 0.6%
	Cape Girardeau County Industrial Development Authority Series A 5.75%, due 6/1/39	1,400,000	1,369,242
	Missouri State Health & Educational Facilities Authority Revenue, Washington University Series A 0.20%, due 9/1/30	500,000	500,000
			1,869,242
	Nevada 1.3%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (a)	2,000,000	1,937,240
	Las Vegas Convention and Visitors Authority Revenue Series E, Insured: AGM 5.50%, due 7/1/40 (b)	2,450,000	2,351,706
			4,288,946
	New Jersey 7.7%
	New Jersey Economic Development Authority Dock Facility Revenue Series B 0.21%, due 12/1/27	100,000	100,000
	New Jersey Economic Development Authority Revenue, Cigarette Tax 5.50%, due 6/15/31	2,420,000	2,139,183
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	1,000,000	905,620
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project-Provident Group-Montclair LLC 5.375%, due 6/1/25	4,500,000	4,182,660
	New Jersey Health Care Facilities Financing Authority Revenue, Cigarette Tax 5.625%, due 6/15/18	2,550,000	2,549,822
	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center Insured: GTY 5.25%, due 1/1/31 (f)	2,760,000	2,685,121
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series A 5.75%, due 10/1/31	2,000,000	2,001,160
	New Jersey State Higher Education Assistance Authority Revenue, Student Loan Series A, Insured: AGM 6.125%, due 6/1/30 (b)(e)	4,000,000	4,032,440
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility Insured: AGM 6.75%, due 12/1/38 (b)	4,000,000	4,404,520
	Tobacco Settlement Financing Corp. Series 1A 4.50%, due 6/1/23	2,800,000	2,346,512
			25,347,038
	New York 4.2%
	Albany Industrial Development Agency Civic Facility Revenue Series A, Insured: AGM 5.50%, due 5/1/32 (b)	1,215,000	1,225,303
¤	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America
	5.625%, due 7/15/47	1,400,000	1,318,660
	6.375%, due 7/15/49	6,950,000	7,008,589
	New York State Dormitory Authority Revenue 5.50%, due 7/1/40	540,000	528,800
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund Series A 7.50%, due 6/15/12	30,000	30,176
	Port Authority of New York and New Jersey Insured: FGIC 5.00%, due 10/1/22 (e)(g)	3,725,000	3,772,643
			13,884,171
	North Carolina 1.2%
	North Carolina Turnpike Authority Series A, Insured: AGM 5.75%, due 1/1/39 (b)	4,000,000	4,031,360

	North Dakota 1.5%
	Mclean County North Dakota Solid Waste Facilities Revenue Series A 4.875%, due 7/1/26	5,385,000	5,014,081

	Ohio 3.2%
	Cleveland-Cuyahoga County Ohio Port Authority Revenue 6.00%, due 11/15/25	1,980,000	2,018,689
	Lucas County Ohio Hospital Revenue, Promedica Healthcare Obligated Group Insured: AMBAC 5.375%, due 11/15/29 (a)	2,830,000	2,671,548
	Toledo-Lucas County Port Authority Development Revenue
	Series A 5.10%, due 5/15/12	220,000	217,111
	Series B 6.25%, due 5/15/24 (e)	1,030,000	940,071
	University of Cincinnati, Ohio, Receipts Series A, Insured: AMBAC 5.00%, due 6/1/31 (a)	4,665,000	4,508,676
			10,356,095
	Pennsylvania 3.9%
	Montgomery County Industrial Development Authority 5.25%, due 8/1/33	275,000	267,919
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	2,500,000	1,860,825
	Pennsylvania Economic Development Financing Authority Water Facility Revenue
	Series A 5.00%, due 12/1/33 (e)	3,790,000	3,460,004
	Series A 5.00%, due 12/1/34 (e)	1,000,000	908,680
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,039,160
	Philadelphia Pennsylvania Airport Revenue Series A, Insured: AGM 5.00%, due 6/15/40 (b)	2,470,000	2,360,110
			12,896,698
	Puerto Rico 3.1%
	Puerto Rico Commonwealth, Refunding, Public Improvement Series B 6.50%, due 7/1/37	5,000,000	5,139,750
	Puerto Rico Electric Power Authority Revenue Series WW 5.25%, due 7/1/33	3,000,000	2,714,220
	Puerto Rico Sales Tax Financing Corp. Revenue Series C 6.00%, due 8/1/39	2,250,000	2,253,218
			10,107,188
	South Carolina 0.3%
	South Carolina Jobs-Economic Development Authority/Economic Development Revenue, Bon Secours-St. Francis Medical Center Series A 5.625%, due 11/15/30	935,000	1,016,448

	Tennessee 2.7%
	Blount County Tennessee Public Building Authority Revenue Series A 1.09%, due 6/1/34	1,200,000	1,200,000
¤	Johnson City Tennessee Health And Educational Facilities Board Hospital Revenue Series A 6.50%, due 7/1/38	6,500,000	6,377,280
	Memphis-Shelby County Tennessee Airport Authority Revenue, Refunding Series B 5.75%, due 7/1/24 (e)	1,380,000	1,393,400
			8,970,680
	Texas 13.1%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: NATL-RE 6.00%, due 11/1/28 (c)(e)	2,000,000	2,001,340
	Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue 2.30%, due 1/1/42	3,000,000	2,998,560
	Houston, Texas Airport System Revenue Series B, Insured: FGIC 5.00%, due 7/1/22 (g)	2,985,000	3,022,432
	La Vernia Texas Higher Education Finance Corp. Revenue Series A 6.25%, due 8/15/39	1,255,000	1,232,021
	Love Field Texas Airport Modernization Corp. Special Facilities Revenue 5.25%, due 11/1/40	3,650,000	3,230,688
	Matagorda County, Texas, Navigation District No 1 Revenue Series A, Insured: NATL-RE 5.25%, due 6/1/26 (c)	1,000,000	933,000
	North Texas Throughway Authority Revenue
	Series F 5.75%, due 1/1/38	3,000,000	2,801,910
	Series A 6.25%, due 2/1/23	2,800,000	2,798,376
	North Texas Tollway Authority Revenue 6.00%, due 1/1/43	1,900,000	1,844,748
	San Juan Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,000,000	1,000,660
	Tarrant County, Texas, Cultural Education Facilities Finance Corp. Revenue 5.00%, due 11/15/40	200,000	184,590
	Texas Private Activity Bond Surface Transportation Corp Series Lien-LBG 7.50%, due 6/30/32	2,500,000	2,637,800
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	2,000,000	2,003,140
	7.50%, due 6/30/33	6,000,000	6,224,760
¤	Texas State Turnpike Authority Central Texas System Revenue Series A, Insured: AMBAC 5.50%, due 8/15/39 (a)	10,000,000	9,237,400
	Texas State, Public Finance Authority, Charter School Finance Corp. Revenue Series A 6.20%, due 2/15/40	1,000,000	942,420
			43,093,845
	U.S. Virgin Islands 1.9%
	Virgin Islands Public Finance Authority Series A 6.75%, due 10/1/37	6,000,000	6,023,040

	Utah 0.3%
	Herrriman Utah Special Assessment
	5.00%, due 11/1/24	575,000	553,265
	5.00%, due 11/1/29	425,000	392,347
			945,612
	Virginia 1.5%
	Capital Beltway Funding Corp. Revenue Series B 4.40%, due 12/31/47	5,000,000	5,000,000

	Washington 1.8%
	FYI Properties Wash Lease Revenue 5.50%, due 6/1/39	6,000,000	5,931,540

	Wisconsin 1.2%
	Wisconsin State Health & Educational Facilities Authority Revenue
	Series A, Insured: AGM 0.85%, due 12/1/15 (b)	200,000	200,000
	5.00%, due 7/1/20	1,785,000	1,736,609
	5.00%, due 7/1/25	2,270,000	2,096,186
			4,032,795
	Wyoming 0.6%
	Campbell County, Wyoming Solid Waste Facilities Revenue Series A 5.75%, due 7/15/39	2,000,000	2,064,760

	Total Municipal Bonds (Cost $336,414,858)		327,291,464
	Total Investments (Cost $336,414,858) (h)	99.6%	327,291,464

	Other Assets, Less Liabilities	0.4	1,365,102
	Net Assets	100.0%	$328,656,566

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	AMBAC - Ambac Assurance Corp.
(b)	AGM - Assured Guaranty Municipal Corp.
(c)	NATL-RE - National Public Finance Guarantee
(d)	CIFG - CIFG Group
(e)	Interest on these securities is subject to alternative minimum tax.
(f)	GTY - Assured Guaranty Corp.
(g)	FGIC - Financial Guaranty Insurance Co.
(h)	At January 31, 2011, cost is $336,414,858 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,770,697
Gross unrealized depreciation	(11,894,091)
Net unrealized depreciation	$(9,123,394)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$327,291,464	$—	$327,291,464
Total Investments in Securities	$—	$327,291,464	$—	$327,291,464

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2011 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date"). MainStay Principal Preservation Fund also calculates its net asset value ("NAV") at 1:00 p.m. Eastern time every day the Exchange is open.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participations would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2011, for each Fund’s investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices, with the exception of MainStay Tax Free Bond Fund which utilized the evaluated mean prices, supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Money Market and the Principal Preservation Funds are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between cost and the value on maturity date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service and are generally categorized as Level 2 in the hierarchy. The Funds have engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2011, the Convertible, Diversified Income, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $915, $252,470, $1,406,953, $68,058,474, and $978,978, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor if any, may, pursuant to procedures adopted by the Funds’ Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At January 31, 2011, foreign equity securities held by all the Funds were not fair valued.

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures” (the “Update”), effective April 30, 2010. The Update requires the Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Funds’ Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 29, 2011